UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05088

The AB Portfolios

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: August 31, 2024

Date of reporting period: August 31, 2024

ITEM 1. REPORTS TO STOCKHOLDERS.

Advisor Class: ABWYX

August 31, 2024

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Fund Information

AB All Market Total Return Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB All Market Total Return Portfolio (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABWYX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$88	0.82%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended August 31, 2024 all share classes of the Fund underperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI”) (net) (the “benchmark”), before sales charges. Relative to the benchmark, overall allocation to equities detracted, while allocation to alternatives and fixed-income assets contributed. Security selection was negative within fixed income and equities, and positive within alternatives.

The Fund used derivatives for hedging and investment purposes. During the 12-month period, currency forwards, interest rate swaps, total return swaps and purchased options detracted from absolute performance, while futures, credit default swaps and written options added.

Performance Highlights

Top contributors to performance:

  During the 12-month period, allocation to some asset classes contributed.

Top detractors from performance:

  During the 12-month period, overall security selection detracted and drove underperformance.

Advisor Class: ABWYX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Advisor Class	MSCI ACWI (net)	Bloomberg Global Aggregate Bond Index (USD hedged)
08/14	$10,000	$10,000	$10,000
08/15	$9,679	$9,371	$10,223
08/16	$10,192	$10,050	$10,958
08/17	$11,210	$11,770	$10,988
08/18	$11,436	$13,113	$11,070
08/19	$12,142	$13,077	$12,258
08/20	$12,346	$15,237	$12,660
08/21	$14,991	$19,602	$12,755
08/22	$12,502	$16,488	$11,480
08/23	$12,815	$18,788	$11,544
08/24	$14,769	$23,192	$12,407

Average Annual Total Returns

	1 Year	5 Years	10 Years
Advisor Class (without sales charges)	15.25%	3.99%	3.98%
Advisor Class (with sales charges)	15.25%	3.99%	3.98%
MSCI ACWI (net)	23.44%	12.14%	8.78%
Bloomberg Global Aggregate Bond Index (USD hedged)	7.48%	0.24%	2.18%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ABWYX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$443,988,580
# of Portfolio Holdings	634
Portfolio Turnover Rate	182%
Total Advisory Fees Paid	$2,395,948

Advisor Class: ABWYX

2

Graphical Representation of Holdings

Country Breakdown

Value	Value
United States	60.7%
Japan	4.5%
United Kingdom	4.3%
Canada	2.7%
France	2.1%
Germany	1.7%
Italy	1.3%
Australia	1.2%
Spain	1.1%
Denmark	0.9%
Netherlands	0.9%
South Korea	0.7%
Switzerland	0.7%
Others	5.9%
Short-Term Investments	14.3%
Other assets less liabilities	-3.1%

Security Type Breakdown

Value	Value
Common Stocks	41.6%
Investment Companies	14.0%
Governments - Treasuries	12.5%
Corporates - Investment Grade	7.5%
Mortgage Pass-Throughs	4.2%
Inflation-Linked Securities	1.4%
Collateralized Loan Obligations	1.0%
Covered Bonds	0.9%
Collateralized Mortgage Obligations	0.9%
Other Assets	19.1%
Other assets less liabilities	-3.1%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABWYX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Advisor Class: ABWYX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ABWYX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

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Fund Information

AMTR-ADV-0153-0824

Advisor Class: ABWYX

4

Class A: ABWAX

August 31, 2024

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Fund Information

AB All Market Total Return Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB All Market Total Return Portfolio (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABWAX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$115	1.07%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended August 31, 2024 all share classes of the Fund underperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI”) (net) (the “benchmark”), before sales charges. Relative to the benchmark, overall allocation to equities detracted, while allocation to alternatives and fixed-income assets contributed. Security selection was negative within fixed income and equities, and positive within alternatives.

The Fund used derivatives for hedging and investment purposes. During the 12-month period, currency forwards, interest rate swaps, total return swaps and purchased options detracted from absolute performance, while futures, credit default swaps and written options added.

Performance Highlights

Top contributors to performance:

  During the 12-month period, allocation to some asset classes contributed.

Top detractors from performance:

  During the 12-month period, overall security selection detracted and drove underperformance.

Class A: ABWAX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Class A	MSCI ACWI (net)	Bloomberg Global Aggregate Bond Index (USD hedged)
08/14	$9,572	$10,000	$10,000
08/15	$9,241	$9,371	$10,223
08/16	$9,715	$10,050	$10,958
08/17	$10,648	$11,770	$10,988
08/18	$10,839	$13,113	$11,070
08/19	$11,477	$13,077	$12,258
08/20	$11,643	$15,237	$12,660
08/21	$14,106	$19,602	$12,755
08/22	$11,730	$16,488	$11,480
08/23	$11,994	$18,788	$11,544
08/24	$13,789	$23,192	$12,407

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A (without sales charges)	14.96%	3.74%	3.72%
Class A (with sales charges)	10.06%	2.84%	3.27%
MSCI ACWI (net)	23.44%	12.14%	8.78%
Bloomberg Global Aggregate Bond Index (USD hedged)	7.48%	0.24%	2.18%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ABWAX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$443,988,580
# of Portfolio Holdings	634
Portfolio Turnover Rate	182%
Total Advisory Fees Paid	$2,395,948

Class A: ABWAX

2

Graphical Representation of Holdings

Country Breakdown

Value	Value
United States	60.7%
Japan	4.5%
United Kingdom	4.3%
Canada	2.7%
France	2.1%
Germany	1.7%
Italy	1.3%
Australia	1.2%
Spain	1.1%
Denmark	0.9%
Netherlands	0.9%
South Korea	0.7%
Switzerland	0.7%
Others	5.9%
Short-Term Investments	14.3%
Other assets less liabilities	-3.1%

Security Type Breakdown

Value	Value
Common Stocks	41.6%
Investment Companies	14.0%
Governments - Treasuries	12.5%
Corporates - Investment Grade	7.5%
Mortgage Pass-Throughs	4.2%
Inflation-Linked Securities	1.4%
Collateralized Loan Obligations	1.0%
Covered Bonds	0.9%
Collateralized Mortgage Obligations	0.9%
Other Assets	19.1%
Other assets less liabilities	-3.1%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABWAX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class A: ABWAX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ABWAX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

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Fund Information

AMTR-A-0153-0824

Class A: ABWAX

4

Class C: ABWCX

August 31, 2024

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Fund Information

AB All Market Total Return Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB All Market Total Return Portfolio (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABWCX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$197	1.84%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended August 31, 2024 all share classes of the Fund underperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI”) (net) (the “benchmark”), before sales charges. Relative to the benchmark, overall allocation to equities detracted, while allocation to alternatives and fixed-income assets contributed. Security selection was negative within fixed income and equities, and positive within alternatives.

The Fund used derivatives for hedging and investment purposes. During the 12-month period, currency forwards, interest rate swaps, total return swaps and purchased options detracted from absolute performance, while futures, credit default swaps and written options added.

Performance Highlights

Top contributors to performance:

  During the 12-month period, allocation to some asset classes contributed.

Top detractors from performance:

  During the 12-month period, overall security selection detracted and drove underperformance.

Class C: ABWCX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Class C	MSCI ACWI (net)	Bloomberg Global Aggregate Bond Index (USD hedged)
08/14	$10,000	$10,000	$10,000
08/15	$9,582	$9,371	$10,223
08/16	$9,994	$10,050	$10,958
08/17	$10,878	$11,770	$10,988
08/18	$10,988	$13,113	$11,070
08/19	$11,543	$13,077	$12,258
08/20	$11,620	$15,237	$12,660
08/21	$13,982	$19,602	$12,755
08/22	$11,536	$16,488	$11,480
08/23	$11,701	$18,788	$11,544
08/24	$13,357	$23,192	$12,407

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class C (without sales charges)	14.15%	2.96%	2.94%
Class C (with sales charges)	13.15%	2.96%	2.94%
MSCI ACWI (net)	23.44%	12.14%	8.78%
Bloomberg Global Aggregate Bond Index (USD hedged)	7.48%	0.24%	2.18%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ABWCX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$443,988,580
# of Portfolio Holdings	634
Portfolio Turnover Rate	182%
Total Advisory Fees Paid	$2,395,948

Class C: ABWCX

2

Graphical Representation of Holdings

Country Breakdown

Value	Value
United States	60.7%
Japan	4.5%
United Kingdom	4.3%
Canada	2.7%
France	2.1%
Germany	1.7%
Italy	1.3%
Australia	1.2%
Spain	1.1%
Denmark	0.9%
Netherlands	0.9%
South Korea	0.7%
Switzerland	0.7%
Others	5.9%
Short-Term Investments	14.3%
Other assets less liabilities	-3.1%

Security Type Breakdown

Value	Value
Common Stocks	41.6%
Investment Companies	14.0%
Governments - Treasuries	12.5%
Corporates - Investment Grade	7.5%
Mortgage Pass-Throughs	4.2%
Inflation-Linked Securities	1.4%
Collateralized Loan Obligations	1.0%
Covered Bonds	0.9%
Collateralized Mortgage Obligations	0.9%
Other Assets	19.1%
Other assets less liabilities	-3.1%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABWCX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class C: ABWCX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ABWCX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

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Fund Information

AMTR-C-0153-0824

Class C: ABWCX

4

Class I: ABWIX

August 31, 2024

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Fund Information

AB All Market Total Return Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB All Market Total Return Portfolio (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABWIX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$90	0.82%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended August 31, 2024 all share classes of the Fund underperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI”) (net) (the “benchmark”), before sales charges. Relative to the benchmark, overall allocation to equities detracted, while allocation to alternatives and fixed-income assets contributed. Security selection was negative within fixed income and equities, and positive within alternatives.

The Fund used derivatives for hedging and investment purposes. During the 12-month period, currency forwards, interest rate swaps, total return swaps and purchased options detracted from absolute performance, while futures, credit default swaps and written options added.

Performance Highlights

Top contributors to performance:

  During the 12-month period, allocation to some asset classes contributed.

Top detractors from performance:

  During the 12-month period, overall security selection detracted and drove underperformance.

Class I: ABWIX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Class I	MSCI ACWI (net)	Bloomberg Global Aggregate Bond Index (USD hedged)
08/14	$10,000	$10,000	$10,000
08/15	$9,682	$9,371	$10,223
08/16	$10,194	$10,050	$10,958
08/17	$11,205	$11,770	$10,988
08/18	$11,426	$13,113	$11,070
08/19	$12,132	$13,077	$12,258
08/20	$12,331	$15,237	$12,660
08/21	$14,975	$19,602	$12,755
08/22	$12,483	$16,488	$11,480
08/23	$12,452	$18,788	$11,544
08/24	$14,855	$23,192	$12,407

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I (without sales charges)	19.30%	4.13%	4.04%
Class I (with sales charges)	19.30%	4.13%	4.04%
MSCI ACWI (net)	23.44%	12.14%	8.78%
Bloomberg Global Aggregate Bond Index (USD hedged)	7.48%	0.24%	2.18%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ABWIX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$443,988,580
# of Portfolio Holdings	634
Portfolio Turnover Rate	182%
Total Advisory Fees Paid	$2,395,948

Class I: ABWIX

2

Graphical Representation of Holdings

Country Breakdown

Value	Value
United States	60.7%
Japan	4.5%
United Kingdom	4.3%
Canada	2.7%
France	2.1%
Germany	1.7%
Italy	1.3%
Australia	1.2%
Spain	1.1%
Denmark	0.9%
Netherlands	0.9%
South Korea	0.7%
Switzerland	0.7%
Others	5.9%
Short-Term Investments	14.3%
Other assets less liabilities	-3.1%

Security Type Breakdown

Value	Value
Common Stocks	41.6%
Investment Companies	14.0%
Governments - Treasuries	12.5%
Corporates - Investment Grade	7.5%
Mortgage Pass-Throughs	4.2%
Inflation-Linked Securities	1.4%
Collateralized Loan Obligations	1.0%
Covered Bonds	0.9%
Collateralized Mortgage Obligations	0.9%
Other Assets	19.1%
Other assets less liabilities	-3.1%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABWIX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class I: ABWIX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ABWIX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

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Fund Information

AMTR-I-0153-0824

Class I: ABWIX

4

Advisor Class: ABPYX

August 31, 2024

AB Sustainable Thematic Balanced Portfolio

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Fund Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB Sustainable Thematic Balanced Portfolio (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABPYX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$80	0.75%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended August 31, 2024 all share classes of the Fund underperformed the 60% / 40% blend of S&P 500 Index / Bloomberg US Government/Credit Index (the “benchmark”), before sales charges. Security selection within fixed-income assets detracted, as did overall asset class allocation, relative to the fixed-income component of the blended benchmark. Within equities, overall security selection detracted, particularly selection within health care and financials. Contributions from selection within consumer staples helped offset some of these losses. Overall sector selection contributed as underweights to energy and consumer discretionary offset losses from an overweight to health care and an underweight to communication services.

Performance Highlights

Top contributors to performance:

  During the 12-month period, selection within and allocation to some sectors contributed to performance.

Top detractors from performance:

  During the 12-month period, overall security selection detracted and drove underperformance.

Advisor Class: ABPYX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Advisor Class	S&P 500 Index	60% S&P 500 Index / 40% Bloomberg US Government/Credit Index
08/14	$10,000	$10,000	$10,000
08/15	$9,869	$10,048	$10,088
08/16	$10,276	$11,309	$11,141
08/17	$10,908	$13,145	$12,221
08/18	$11,168	$15,730	$13,558
08/19	$11,705	$16,189	$14,468
08/20	$11,942	$19,740	$16,859
08/21	$13,831	$25,893	$19,878
08/22	$11,370	$22,986	$17,617
08/23	$12,259	$26,650	$19,235
08/24	$14,013	$33,882	$22,871

Average Annual Total Returns

	1 Year	5 Years	10 Years
Advisor Class (without sales charges)	14.31%	3.67%	3.43%
Advisor Class (with sales charges)	14.31%	3.67%	3.43%
S&P 500 Index	27.14%	15.92%	12.98%
60% S&P 500 Index / 40% Bloomberg US Government/Credit Index	18.90%	9.59%	8.62%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ABPYX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$100,510,832
# of Portfolio Holdings	81
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$275,817

Advisor Class: ABPYX

2

Graphical Representation of Holdings

Security Type Breakdown

Value	Value
Common Stocks	59.6%
Governments - Treasuries	32.7%
Agencies	2.7%
Short-Term Investments	4.7%
Other assets less liabilities	0.3%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABPYX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Advisor Class: ABPYX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ABPYX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

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Fund Information

STB-ADV-0153-0824

Advisor Class: ABPYX

4

Class A: ABPAX

August 31, 2024

AB Sustainable Thematic Balanced Portfolio

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Fund Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB Sustainable Thematic Balanced Portfolio (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABPAX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$107	1.00%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended August 31, 2024 all share classes of the Fund underperformed the 60% / 40% blend of S&P 500 Index / Bloomberg US Government/Credit Index (the “benchmark”), before sales charges. Security selection within fixed-income assets detracted, as did overall asset class allocation, relative to the fixed-income component of the blended benchmark. Within equities, overall security selection detracted, particularly selection within health care and financials. Contributions from selection within consumer staples helped offset some of these losses. Overall sector selection contributed as underweights to energy and consumer discretionary offset losses from an overweight to health care and an underweight to communication services.

Performance Highlights

Top contributors to performance:

  During the 12-month period, selection within and allocation to some sectors contributed to performance.

Top detractors from performance:

  During the 12-month period, overall security selection detracted and drove underperformance.

Class A: ABPAX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Class A	S&P 500 Index	60% S&P 500 Index / 40% Bloomberg US Government/Credit Index
08/14	$9,576	$10,000	$10,000
08/15	$9,424	$10,048	$10,088
08/16	$9,788	$11,309	$11,141
08/17	$10,368	$13,145	$12,221
08/18	$10,590	$15,730	$13,558
08/19	$11,063	$16,189	$14,468
08/20	$11,259	$19,740	$16,859
08/21	$13,008	$25,893	$19,878
08/22	$10,662	$22,986	$17,617
08/23	$11,471	$26,650	$19,235
08/24	$13,084	$33,882	$22,871

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A (without sales charges)	14.06%	3.41%	3.17%
Class A (with sales charges)	9.21%	2.52%	2.72%
S&P 500 Index	27.14%	15.92%	12.98%
60% S&P 500 Index / 40% Bloomberg US Government/Credit Index	18.90%	9.59%	8.62%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ABPAX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$100,510,832
# of Portfolio Holdings	81
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$275,817

Class A: ABPAX

2

Graphical Representation of Holdings

Security Type Breakdown

Value	Value
Common Stocks	59.6%
Governments - Treasuries	32.7%
Agencies	2.7%
Short-Term Investments	4.7%
Other assets less liabilities	0.3%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABPAX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class A: ABPAX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ABPAX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

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Fund Information

STB-A-0153-0824

Class A: ABPAX

4

Class C: ABPCX

August 31, 2024

AB Sustainable Thematic Balanced Portfolio

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Fund Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB Sustainable Thematic Balanced Portfolio (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABPCX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$186	1.75%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended August 31, 2024 all share classes of the Fund underperformed the 60% / 40% blend of S&P 500 Index / Bloomberg US Government/Credit Index (the “benchmark”), before sales charges. Security selection within fixed-income assets detracted, as did overall asset class allocation, relative to the fixed-income component of the blended benchmark. Within equities, overall security selection detracted, particularly selection within health care and financials. Contributions from selection within consumer staples helped offset some of these losses. Overall sector selection contributed as underweights to energy and consumer discretionary offset losses from an overweight to health care and an underweight to communication services.

Performance Highlights

Top contributors to performance:

  During the 12-month period, selection within and allocation to some sectors contributed to performance.

Top detractors from performance:

  During the 12-month period, overall security selection detracted and drove underperformance.

Class C: ABPCX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Class C	S&P 500 Index	60% S&P 500 Index / 40% Bloomberg US Government/Credit Index
08/14	$10,000	$10,000	$10,000
08/15	$9,764	$10,048	$10,088
08/16	$10,066	$11,309	$11,141
08/17	$10,581	$13,145	$12,221
08/18	$10,725	$15,730	$13,558
08/19	$11,125	$16,189	$14,468
08/20	$11,233	$19,740	$16,859
08/21	$12,878	$25,893	$19,878
08/22	$10,466	$22,986	$17,617
08/23	$11,183	$26,650	$19,235
08/24	$12,647	$33,882	$22,871

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class C (without sales charges)	13.08%	2.60%	2.38%
Class C (with sales charges)	12.08%	2.60%	2.38%
S&P 500 Index	27.14%	15.92%	12.98%
60% S&P 500 Index / 40% Bloomberg US Government/Credit Index	18.90%	9.59%	8.62%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ABPCX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$100,510,832
# of Portfolio Holdings	81
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$275,817

Class C: ABPCX

2

Graphical Representation of Holdings

Security Type Breakdown

Value	Value
Common Stocks	59.6%
Governments - Treasuries	32.7%
Agencies	2.7%
Short-Term Investments	4.7%
Other assets less liabilities	0.3%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABPCX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class C: ABPCX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ABPCX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

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Fund Information

STB-C-0153-0824

Class C: ABPCX

4

Class I: APWIX

August 31, 2024

AB Sustainable Thematic Balanced Portfolio

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Fund Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB Sustainable Thematic Balanced Portfolio (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/APWIX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$80	0.75%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended August 31, 2024 all share classes of the Fund underperformed the 60% / 40% blend of S&P 500 Index / Bloomberg US Government/Credit Index (the “benchmark”), before sales charges. Security selection within fixed-income assets detracted, as did overall asset class allocation, relative to the fixed-income component of the blended benchmark. Within equities, overall security selection detracted, particularly selection within health care and financials. Contributions from selection within consumer staples helped offset some of these losses. Overall sector selection contributed as underweights to energy and consumer discretionary offset losses from an overweight to health care and an underweight to communication services.

Performance Highlights

Top contributors to performance:

  During the 12-month period, selection within and allocation to some sectors contributed to performance.

Top detractors from performance:

  During the 12-month period, overall security selection detracted and drove underperformance.

Class I: APWIX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Class I	S&P 500 Index	60% S&P 500 Index / 40% Bloomberg US Government/Credit Index
08/14	$10,000	$10,000	$10,000
08/15	$9,859	$10,048	$10,088
08/16	$10,264	$11,309	$11,141
08/17	$10,889	$13,145	$12,221
08/18	$11,144	$15,730	$13,558
08/19	$11,670	$16,189	$14,468
08/20	$11,906	$19,740	$16,859
08/21	$13,789	$25,893	$19,878
08/22	$11,330	$22,986	$17,617
08/23	$12,227	$26,650	$19,235
08/24	$13,983	$33,882	$22,871

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I (without sales charges)	14.36%	3.68%	3.41%
Class I (with sales charges)	14.36%	3.68%	3.41%
S&P 500 Index	27.14%	15.92%	12.98%
60% S&P 500 Index / 40% Bloomberg US Government/Credit Index	18.90%	9.59%	8.62%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/APWIX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$100,510,832
# of Portfolio Holdings	81
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$275,817

Class I: APWIX

2

Graphical Representation of Holdings

Security Type Breakdown

Value	Value
Common Stocks	59.6%
Governments - Treasuries	32.7%
Agencies	2.7%
Short-Term Investments	4.7%
Other assets less liabilities	0.3%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/APWIX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class I: APWIX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/APWIX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

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Fund Information

STB-I-0153-0824

Class I: APWIX

4

Class Z: ABPZX

August 31, 2024

AB Sustainable Thematic Balanced Portfolio

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Fund Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB Sustainable Thematic Balanced Portfolio (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABPZX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$80	0.75%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended August 31, 2024 all share classes of the Fund underperformed the 60% / 40% blend of S&P 500 Index / Bloomberg US Government/Credit Index (the “benchmark”), before sales charges. Security selection within fixed-income assets detracted, as did overall asset class allocation, relative to the fixed-income component of the blended benchmark. Within equities, overall security selection detracted, particularly selection within health care and financials. Contributions from selection within consumer staples helped offset some of these losses. Overall sector selection contributed as underweights to energy and consumer discretionary offset losses from an overweight to health care and an underweight to communication services.

Performance Highlights

Top contributors to performance:

  During the 12-month period, selection within and allocation to some sectors contributed to performance.

Top detractors from performance:

  During the 12-month period, overall security selection detracted and drove underperformance.

Class Z: ABPZX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Class Z	S&P 500 Index	60% S&P 500 Index / 40% Bloomberg US Government/Credit Index
12/21	$10,000	$10,290	$10,170
08/22	$8,373	$8,629	$8,733
08/23	$9,025	$10,005	$9,535
08/24	$10,323	$12,720	$11,337

Average Annual Total Returns

	1 Year	Since Inception Tuesday, December 14, 2021
Class Z (without sales charges)	14.38%	1.18%
Class Z (with sales charges)	14.38%	1.18%
S&P 500 Index	27.14%	9.26%
60% S&P 500 Index / 40% Bloomberg US Government/Credit Index	18.90%	4.73%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ABPZX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$100,510,832
# of Portfolio Holdings	81
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$275,817

Class Z: ABPZX

2

Graphical Representation of Holdings

Security Type Breakdown

Value	Value
Common Stocks	59.6%
Governments - Treasuries	32.7%
Agencies	2.7%
Short-Term Investments	4.7%
Other assets less liabilities	0.3%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABPZX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class Z: ABPZX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ABPZX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

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Fund Information

STB-Z-0153-0824

Class Z: ABPZX

4

Advisor Class: ATWYX

August 31, 2024

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Fund Information

AB Tax-Managed Wealth Appreciation Strategy

Annual Shareholder Report

This annual shareholder report contains important information about the AB Tax-Managed Wealth Appreciation Strategy (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ATWYX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$45	0.40%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended August 31, 2024, all share classes of the Fund outperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI”) (net) (the “benchmark”), before sales charges. The primary driver of outperformance was positive security selection, particularly within industrials, consumer staples and technology. Sector selection had a slightly negative impact, with cash drag being the largest detractor, while gains from underweights to materials and consumer staples helped offset some losses. Currency selection also slightly detracted from performance.

Performance Highlights

Top contributors to performance:

  During the 12-month period, security selection in the industrials, consumer staples and technology sectors contributed the most to performance.

Top detractors from performance:

  During the 12-month period, cash drag was the largest detractor from the Fund’s performance, relative to the benchmark.

Advisor Class: ATWYX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Advisor Class	MSCI ACWI (net)
08/14	$10,000	$10,000
08/15	$9,590	$9,371
08/16	$10,118	$10,050
08/17	$11,663	$11,770
08/18	$13,110	$13,113
08/19	$12,922	$13,077
08/20	$14,574	$15,237
08/21	$18,967	$19,602
08/22	$15,956	$16,488
08/23	$17,917	$18,788
08/24	$22,456	$23,192

Average Annual Total Returns

	1 Year	5 Years	10 Years
Advisor Class (without sales charges)	25.33%	11.69%	8.43%
Advisor Class (with sales charges)	25.33%	11.69%	8.43%
MSCI ACWI (net)	23.44%	12.14%	8.78%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ATWYX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$856,955,581
# of Portfolio Holdings	101
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$2,611,304

Advisor Class: ATWYX

2

Graphical Representation of Holdings

Sector Allocation

Value	Value
Investment Companies	41.8%
Information Technology	17.6%
Health Care	9.1%
Financials	7.7%
Communication Services	6.4%
Consumer Discretionary	4.8%
Industrials	3.8%
Consumer Staples	3.5%
Energy	1.9%
Materials	1.6%
Utilities	1.0%
Real Estate	0.7%
Short-Term Investments	0.1%

Security Type Breakdown

Value	Value
Common Stocks	58.1%
Investment Companies	41.8%
Short-Term Investments	0.1%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ATWYX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Advisor Class: ATWYX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ATWYX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

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Fund Information

TWA-ADV-0153-0824

Advisor Class: ATWYX

4

Class A: ATWAX

August 31, 2024

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Fund Information

AB Tax-Managed Wealth Appreciation Strategy

Annual Shareholder Report

This annual shareholder report contains important information about the AB Tax-Managed Wealth Appreciation Strategy (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ATWAX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$73	0.65%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended August 31, 2024, all share classes of the Fund outperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI”) (net) (the “benchmark”), before sales charges. The primary driver of outperformance was positive security selection, particularly within industrials, consumer staples and technology. Sector selection had a slightly negative impact, with cash drag being the largest detractor, while gains from underweights to materials and consumer staples helped offset some losses. Currency selection also slightly detracted from performance.

Performance Highlights

Top contributors to performance:

  During the 12-month period, security selection in the industrials, consumer staples and technology sectors contributed the most to performance.

Top detractors from performance:

  During the 12-month period, cash drag was the largest detractor from the Fund’s performance, relative to the benchmark.

Class A: ATWAX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Class A	MSCI ACWI (net)
08/14	$9,577	$10,000
08/15	$9,161	$9,371
08/16	$9,641	$10,050
08/17	$11,084	$11,770
08/18	$12,429	$13,113
08/19	$12,223	$13,077
08/20	$13,743	$15,237
08/21	$17,842	$19,602
08/22	$14,973	$16,488
08/23	$16,769	$18,788
08/24	$20,964	$23,192

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A (without sales charges)	25.01%	11.39%	8.15%
Class A (with sales charges)	19.69%	10.42%	7.68%
MSCI ACWI (net)	23.44%	12.14%	8.78%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ATWAX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$856,955,581
# of Portfolio Holdings	101
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$2,611,304

Class A: ATWAX

2

Graphical Representation of Holdings

Sector Allocation

Value	Value
Investment Companies	41.8%
Information Technology	17.6%
Health Care	9.1%
Financials	7.7%
Communication Services	6.4%
Consumer Discretionary	4.8%
Industrials	3.8%
Consumer Staples	3.5%
Energy	1.9%
Materials	1.6%
Utilities	1.0%
Real Estate	0.7%
Short-Term Investments	0.1%

Security Type Breakdown

Value	Value
Common Stocks	58.1%
Investment Companies	41.8%
Short-Term Investments	0.1%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ATWAX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class A: ATWAX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ATWAX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

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Fund Information

TWA-A-0153-0824

Class A: ATWAX

4

Class C: ATWCX

August 31, 2024

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Fund Information

AB Tax-Managed Wealth Appreciation Strategy

Annual Shareholder Report

This annual shareholder report contains important information about the AB Tax-Managed Wealth Appreciation Strategy (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ATWCX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$158	1.41%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended August 31, 2024, all share classes of the Fund outperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI”) (net) (the “benchmark”), before sales charges. The primary driver of outperformance was positive security selection, particularly within industrials, consumer staples and technology. Sector selection had a slightly negative impact, with cash drag being the largest detractor, while gains from underweights to materials and consumer staples helped offset some losses. Currency selection also slightly detracted from performance.

Performance Highlights

Top contributors to performance:

  During the 12-month period, security selection in the industrials, consumer staples and technology sectors contributed the most to performance.

Top detractors from performance:

  During the 12-month period, cash drag was the largest detractor from the Fund’s performance, relative to the benchmark.

Class C: ATWCX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Class C	MSCI ACWI (net)
08/14	$10,000	$10,000
08/15	$9,501	$9,371
08/16	$9,923	$10,050
08/17	$11,321	$11,770
08/18	$12,601	$13,113
08/19	$12,297	$13,077
08/20	$13,727	$15,237
08/21	$17,687	$19,602
08/22	$14,727	$16,488
08/23	$16,365	$18,788
08/24	$20,309	$23,192

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class C (without sales charges)	24.10%	10.56%	7.34%
Class C (with sales charges)	23.10%	10.56%	7.34%
MSCI ACWI (net)	23.44%	12.14%	8.78%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ATWCX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$856,955,581
# of Portfolio Holdings	101
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$2,611,304

Class C: ATWCX

2

Graphical Representation of Holdings

Sector Allocation

Value	Value
Investment Companies	41.8%
Information Technology	17.6%
Health Care	9.1%
Financials	7.7%
Communication Services	6.4%
Consumer Discretionary	4.8%
Industrials	3.8%
Consumer Staples	3.5%
Energy	1.9%
Materials	1.6%
Utilities	1.0%
Real Estate	0.7%
Short-Term Investments	0.1%

Security Type Breakdown

Value	Value
Common Stocks	58.1%
Investment Companies	41.8%
Short-Term Investments	0.1%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ATWCX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class C: ATWCX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ATWCX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

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Fund Information

TWA-C-0153-0824

Class C: ATWCX

4

Advisor Class: AWAYX

August 31, 2024

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Fund Information

AB Wealth Appreciation Strategy

Annual Shareholder Report

This annual shareholder report contains important information about the AB Wealth Appreciation Strategy (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AWAYX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$47	0.42%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended August 31, 2024, all share classes of the Fund outperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI”) (net) (the “benchmark”), before sales charges. The primary driver of outperformance was positive security selection, particularly within technology, industrials and consumer staples. Sector selection had a slightly negative impact, with cash drag being the largest detractor, while gains from underweights to materials and consumer staples helped offset some losses. Currency selection also slightly detracted from performance.

Performance Highlights

Top contributors to performance:

  During the 12-month period, security selection in the technology, industrials and consumer staples sectors contributed the most to performance.

Top detractors from performance:

  During the 12-month period, cash drag was the largest detractor from the Fund’s performance, relative to the benchmark.

Advisor Class: AWAYX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Advisor Class	MSCI ACWI (net)
08/14	$10,000	$10,000
08/15	$9,534	$9,371
08/16	$9,993	$10,050
08/17	$11,459	$11,770
08/18	$12,884	$13,113
08/19	$12,692	$13,077
08/20	$14,353	$15,237
08/21	$18,762	$19,602
08/22	$15,785	$16,488
08/23	$17,759	$18,788
08/24	$22,330	$23,192

Average Annual Total Returns

	1 Year	5 Years	10 Years
Advisor Class (without sales charges)	25.74%	11.96%	8.37%
Advisor Class (with sales charges)	25.74%	11.96%	8.37%
MSCI ACWI (net)	23.44%	12.14%	8.78%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AWAYX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$1,251,824,365
# of Portfolio Holdings	80
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$3,946,427

Advisor Class: AWAYX

2

Graphical Representation of Holdings

Sector Allocation

Value	Value
Investment Companies	41.4%
Information Technology	17.4%
Health Care	9.3%
Financials	7.3%
Communication Services	6.6%
Consumer Discretionary	4.4%
Industrials	4.0%
Consumer Staples	3.4%
Energy	1.9%
Materials	1.7%
Utilities	1.1%
Real Estate	1.1%
Short-Term Investments	0.5%
Other assets less liabilities	-0.1%

Security Type Breakdown

Value	Value
Common Stocks	58.2%
Investment Companies	41.4%
Short-Term Investments	0.5%
Other assets less liabilities	-0.1%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AWAYX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Advisor Class: AWAYX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/AWAYX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

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Fund Information

WA-ADV-0153-0824

Advisor Class: AWAYX

4

Class A: AWAAX

August 31, 2024

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Fund Information

AB Wealth Appreciation Strategy

Annual Shareholder Report

This annual shareholder report contains important information about the AB Wealth Appreciation Strategy (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AWAAX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	0.67%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended August 31, 2024, all share classes of the Fund outperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI”) (net) (the “benchmark”), before sales charges. The primary driver of outperformance was positive security selection, particularly within technology, industrials and consumer staples. Sector selection had a slightly negative impact, with cash drag being the largest detractor, while gains from underweights to materials and consumer staples helped offset some losses. Currency selection also slightly detracted from performance.

Performance Highlights

Top contributors to performance:

  During the 12-month period, security selection in the technology, industrials and consumer staples sectors contributed the most to performance.

Top detractors from performance:

  During the 12-month period, cash drag was the largest detractor from the Fund’s performance, relative to the benchmark.

Class A: AWAAX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Class A	MSCI ACWI (net)
08/14	$9,575	$10,000
08/15	$9,106	$9,371
08/16	$9,519	$10,050
08/17	$10,884	$11,770
08/18	$12,213	$13,113
08/19	$11,996	$13,077
08/20	$13,537	$15,237
08/21	$17,652	$19,602
08/22	$14,811	$16,488
08/23	$16,620	$18,788
08/24	$20,852	$23,192

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A (without sales charges)	25.46%	11.69%	8.09%
Class A (with sales charges)	20.15%	10.72%	7.63%
MSCI ACWI (net)	23.44%	12.14%	8.78%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AWAAX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$1,251,824,365
# of Portfolio Holdings	80
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$3,946,427

Class A: AWAAX

2

Graphical Representation of Holdings

Sector Allocation

Value	Value
Investment Companies	41.4%
Information Technology	17.4%
Health Care	9.3%
Financials	7.3%
Communication Services	6.6%
Consumer Discretionary	4.4%
Industrials	4.0%
Consumer Staples	3.4%
Energy	1.9%
Materials	1.7%
Utilities	1.1%
Real Estate	1.1%
Short-Term Investments	0.5%
Other assets less liabilities	-0.1%

Security Type Breakdown

Value	Value
Common Stocks	58.2%
Investment Companies	41.4%
Short-Term Investments	0.5%
Other assets less liabilities	-0.1%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AWAAX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class A: AWAAX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/AWAAX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

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Fund Information

WA-A-0153-0824

Class A: AWAAX

4

Class C: AWACX

August 31, 2024

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Fund Information

AB Wealth Appreciation Strategy

Annual Shareholder Report

This annual shareholder report contains important information about the AB Wealth Appreciation Strategy (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AWACX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$162	1.44%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended August 31, 2024, all share classes of the Fund outperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI”) (net) (the “benchmark”), before sales charges. The primary driver of outperformance was positive security selection, particularly within technology, industrials and consumer staples. Sector selection had a slightly negative impact, with cash drag being the largest detractor, while gains from underweights to materials and consumer staples helped offset some losses. Currency selection also slightly detracted from performance.

Performance Highlights

Top contributors to performance:

  During the 12-month period, security selection in the technology, industrials and consumer staples sectors contributed the most to performance.

Top detractors from performance:

  During the 12-month period, cash drag was the largest detractor from the Fund’s performance, relative to the benchmark.

Class C: AWACX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Class C	MSCI ACWI (net)
08/14	$10,000	$10,000
08/15	$9,438	$9,371
08/16	$9,797	$10,050
08/17	$11,115	$11,770
08/18	$12,372	$13,113
08/19	$12,067	$13,077
08/20	$13,513	$15,237
08/21	$17,485	$19,602
08/22	$14,565	$16,488
08/23	$16,219	$18,788
08/24	$20,189	$23,192

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class C (without sales charges)	24.48%	10.84%	7.28%
Class C (with sales charges)	23.48%	10.84%	7.28%
MSCI ACWI (net)	23.44%	12.14%	8.78%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AWACX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$1,251,824,365
# of Portfolio Holdings	80
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$3,946,427

Class C: AWACX

2

Graphical Representation of Holdings

Sector Allocation

Value	Value
Investment Companies	41.4%
Information Technology	17.4%
Health Care	9.3%
Financials	7.3%
Communication Services	6.6%
Consumer Discretionary	4.4%
Industrials	4.0%
Consumer Staples	3.4%
Energy	1.9%
Materials	1.7%
Utilities	1.1%
Real Estate	1.1%
Short-Term Investments	0.5%
Other assets less liabilities	-0.1%

Security Type Breakdown

Value	Value
Common Stocks	58.2%
Investment Companies	41.4%
Short-Term Investments	0.5%
Other assets less liabilities	-0.1%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AWACX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class C: AWACX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/AWACX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

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Fund Information

WA-C-0153-0824

Class C: AWACX

4

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant’s code of ethics is filed herewith as Exhibit 19(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Directors has determined that independent directors Garry L. Moody, Marshall C. Turner, Jr., Jorge A. Bermudez and Carol C. McMullen qualify as audit committee financial experts.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) - (c) The following table sets forth the aggregate fees billed* by the independent registered public accounting firm Ernst & Young LLP, for the Fund’s last two fiscal years, for professional services rendered for: (i) the audit of the Fund’s annual financial statements included in the Fund’s annual report to stockholders; (ii) assurance and related services that are reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (i), which include advice and education related to accounting and auditing issues, quarterly press release review (for those Funds that issue quarterly press releases), and preferred stock maintenance testing (for those Funds that issue preferred stock); and (iii) tax compliance, tax advice and tax return preparation.

		Audit Fees	Audit-Related Fees	Tax Fees
AB All Market Total Return	2023	$106,481		$43,281
	2024	$106,481		$23,964
AB Wealth Appreciation Strategy	2023	$44,723		$31,202
	2024	$44,723		$11,478
AB Sustainable Thematic Balanced	2023	$47,641		$21,582
	2024	$47,641		$15,456
AB TM Wealth Appreciation Strategy	2023	$44,723		$23,040
	2024	$44,723		$12,679

(d) Not applicable.

(e) (1) Beginning with audit and non-audit service contracts entered into on or after May 6, 2003, the Fund’s Audit Committee policies and procedures require the pre-approval of all audit and non-audit services provided to the Fund by the Fund’s independent registered public accounting firm. The Fund’s Audit Committee policies and procedures also require pre-approval of all audit and non-audit services provided to the Adviser and Service Affiliates to the extent that these services are directly related to the operations or financial reporting of the Fund.

(e) (2) No percentage of services addressed by (b) and (c) of this Item 4 were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. No amounts are reported for Item 4 (d).

(f) Not applicable.

(g) The following table sets forth the aggregate non-audit services provided to the Fund, the Fund’s Adviser and entities that control, are controlled by or under common control with the Adviser that provide ongoing services to the Fund:

		All Fees for Non-Audit Services Provided to the Portfolio, the Adviser and Service Affiliates	Total Amount of Foregoing Column Pre- approved by the Audit Committee (Portion Comprised of Audit Related Fees) (Portion Comprised of Tax Fees)
AB All Market Total Return	2023	$1,738,461	$43,281
			$—
			$(43,281)
	2024	$2,077,868	$23,964
			$—
			$(23,964)
AB Wealth Appreciation Strategy	2023	$1,726,382	$31,202
			$—
			$(31,202)
	2024	$2,065,382	$11,478
			$—
			$(11,478)
AB Sustainable Thematic Balanced	2023	$1,716,762	$21,582
			$—
			$(21,582)
	2024	$2,069,360	$15,456
			$—
			$(15,456)
AB TM Wealth Appreciation Strategy	2023	$1,718,220	$23,040
			$—
			$(23,040)
	2024	$2,066,583	$12,679
			$—
			$(12,679)

(h) The Audit Committee of the Fund has considered whether the provision of any non-audit services not pre-approved by the Audit Committee provided by the Fund’s independent registered public accounting firm to the Adviser and Service Affiliates is compatible with maintaining the auditor’s independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

AUG 08.31.24

ANNUAL REPORT

AB ALL MARKET TOTAL RETURN PORTFOLIO

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

CONSOLIDATED PORTFOLIO OF INVESTMENTS

August 31, 2024

Company	Shares	U.S. $ Value

COMMON STOCKS – 41.6%
Information Technology – 10.6%
Communications Equipment – 0.6%
F5, Inc.(a)	1,111	$225,700
GCI Liberty, Inc.(a)(b)(c)	2,664	– 0	–
Infinera Corp.(a)	119,795	753,511
Juniper Networks, Inc.	28,857	1,121,960
Motorola Solutions, Inc.	887	392,089

		2,493,260

Electronic Equipment, Instruments & Components – 0.5%
Amphenol Corp. – Class A	14,569	982,679
CDW Corp./DE	4,290	967,996
Trimble, Inc.(a)	6,211	352,101

		2,302,776

IT Services – 1.1%
Accenture PLC – Class A	2,773	948,227
Akamai Technologies, Inc.(a)	5,169	526,411
Amdocs Ltd.	5,057	439,807
CGI, Inc.(a)	1,583	178,345
Gartner, Inc.(a)	2,410	1,185,624
GoDaddy, Inc. – Class A(a)	923	154,520
Keywords Studios PLC	4,436	141,334
Nomura Research Institute Ltd.(d)	7,300	245,552
Perficient, Inc.(a)	7,347	552,274
VeriSign, Inc.(a)	2,938	540,298

		4,912,392

Semiconductors & Semiconductor Equipment – 2.2%
Analog Devices, Inc.	2,311	542,715
Applied Materials, Inc.	3,591	708,361
ASML Holding NV	609	549,217
Broadcom, Inc.	9,705	1,580,168
Infineon Technologies AG	12,825	470,667
NVIDIA Corp.	38,062	4,543,461
QUALCOMM, Inc.	2,307	404,417
Taiwan Semiconductor Manufacturing Co., Ltd.	29,000	858,555

		9,657,561

Software – 4.8%
Adobe, Inc.(a)	882	506,630
ANSYS, Inc.(a)	3,427	1,101,506
AppLovin Corp. – Class A(a)	2,066	191,869
Autodesk, Inc.(a)	1,420	366,928
Cadence Design Systems, Inc.(a)	1,790	481,385

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 1

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Constellation Software, Inc./Canada	205	$669,418
Dassault Systemes SE	5,777	225,764
DocuSign, Inc.(a)	6,108	361,655
Dropbox, Inc. – Class A(a)	13,884	349,044
Fair Isaac Corp.(a)	445	769,970
HashiCorp, Inc. – Class A(a)	34,459	1,169,539
Intuit, Inc.	783	493,494
Manhattan Associates, Inc.(a)	1,279	338,206
Matterport, Inc.(a)	140,640	637,099
Microsoft Corp.	21,602	9,011,058
Oracle Corp.	8,922	1,260,589
Roper Technologies, Inc.	3,203	1,775,775
SAP SE	1,815	398,290
ServiceNow, Inc.(a)	832	711,360
Trend Micro, Inc./Japan	6,100	366,750

		21,186,329

Technology Hardware, Storage & Peripherals – 1.4%
Apple, Inc.	18,863	4,319,627
Hewlett Packard Enterprise Co.	16,018	310,269
Logitech International SA (REG)	4,053	368,140
NetApp, Inc.	2,573	310,612
Samsung Electronics Co., Ltd.	18,262	1,014,241

		6,322,889

		46,875,207

Financials – 6.7%
Banks – 1.9%
ABN AMRO Bank NV (CVA)	13,413	230,531
BNP Paribas SA	6,790	469,648
CaixaBank SA(d)	59,563	358,757
Citigroup, Inc.	6,794	425,576
DBS Group Holdings Ltd.	20,490	572,169
First Bancshares, Inc. (The)	11,254	385,562
First Citizens BancShares, Inc./NC – Class A	166	337,096
Heartland Financial USA, Inc.	16,614	926,397
ING Groep NV	20,485	372,461
Japan Post Bank Co., Ltd.	33,400	313,909
JPMorgan Chase & Co.	2,791	627,417
Mitsubishi UFJ Financial Group, Inc.	38,000	400,908
NatWest Group PLC	164,933	751,382
Nordea Bank Abp (Stockholm)	28,305	334,252
Oversea-Chinese Banking Corp., Ltd.	48,600	541,719
Royal Bank of Canada	2,133	257,957
Standard Chartered PLC	35,030	360,437
Sumitomo Mitsui Financial Group, Inc.	6,300	415,757

2 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

UniCredit SpA	9,256	$384,727

		8,466,662

Capital Markets – 1.9%
Ameriprise Financial, Inc.	844	379,327
Assetmark Financial Holdings, Inc.(a)	10,433	366,720
B3 SA – Brasil Bolsa Balcao	252,700	568,535
BlackRock, Inc.	296	266,936
Charles Schwab Corp. (The)	16,615	1,081,637
CVC Capital Partners PLC(a)(e)	18,264	386,418
EQT AB(d)	7,136	239,218
Euronext NV	3,297	352,101
Goldman Sachs Group, Inc. (The)	2,978	1,519,525
Intermediate Capital Group PLC	17,089	479,541
Julius Baer Group Ltd.	16,345	956,484
London Stock Exchange Group PLC	3,570	481,887
MSCI, Inc.	310	179,983
SEI Investments Co.	4,836	327,059
Singapore Exchange Ltd.	25,300	209,888
TMX Group Ltd.(d)	10,373	330,898
UBS Group AG (REG)	13,216	407,258

		8,533,415

Consumer Finance – 0.5%
Ally Financial, Inc.	7,823	337,876
American Express Co.	1,022	264,340
Discover Financial Services	7,799	1,081,799
Synchrony Financial	6,855	344,532

		2,028,547

Financial Services – 1.4%
Berkshire Hathaway, Inc. – Class B(a)	443	210,833
Corebridge Financial, Inc.	10,843	320,519
Curo Group Holdings Corp.(a)(b)(c)	7,850	36,618
Fiserv, Inc.(a)	3,499	610,925
Mastercard, Inc. – Class A	6,299	3,044,559
Nuvei Corp.(d)	16,807	559,001
Visa, Inc. – Class A	5,783	1,598,248

		6,380,703

Insurance – 1.0%
Allstate Corp. (The)	1,031	194,797
Aviva PLC	52,225	347,335
AXA SA	13,105	498,765
Everest Group Ltd.	884	346,740
Japan Post Holdings Co., Ltd.	35,300	344,922
Markel Group, Inc.(a)	212	339,344
Marsh & McLennan Cos., Inc.	2,391	543,976
Medibank Pvt Ltd.(d)	85,689	223,707

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 3

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	426	$230,484
Poste Italiane SpA	15,978	222,474
Progressive Corp. (The)	1,051	265,062
Sampo Oyj – Class A	8,204	365,745
T&D Holdings, Inc.(d)	21,200	359,194

		4,282,545

		29,691,872

Health Care – 6.3%
Biotechnology – 0.7%
AbbVie, Inc.	6,062	1,190,031
Alnylam Pharmaceuticals, Inc.(a)	869	228,278
Amgen, Inc.	1,085	362,206
G1 Therapeutics, Inc.(a)	13,881	98,694
Genmab A/S(a)	214	59,516
Gilead Sciences, Inc.	8,123	641,717
Incyte Corp.(a)	2,106	138,280
Neurocrine Biosciences, Inc.(a)	1,466	186,270
United Therapeutics Corp.(a)	664	241,397

		3,146,389

Health Care Equipment & Supplies – 1.3%
Axonics, Inc.(a)	17,899	1,237,984
Cooper Cos., Inc. (The)(a)	11,337	1,198,661
IDEXX Laboratories, Inc.(a)	659	317,196
Medtronic PLC	15,259	1,351,642
ResMed, Inc.	1,386	339,598
Silk Road Medical, Inc.(a)	21,853	592,435
Surmodics, Inc.(a)	19,547	774,648

		5,812,164

Health Care Providers & Services – 1.5%
Amedisys, Inc.(a)	12,078	1,183,765
Centene Corp.(a)	4,485	353,552
Cigna Group (The)	964	348,785
Elevance Health, Inc.	4,038	2,248,722
McKesson Corp.	1,801	1,010,505
PetIQ, Inc.(a)	78	2,383
UnitedHealth Group, Inc.	1,765	1,041,703
Universal Health Services, Inc. – Class B	1,487	353,861

		6,543,276

Life Sciences Tools & Services – 0.6%
Illumina, Inc.(a)	4,769	626,647
IQVIA Holdings, Inc.(a)	4,768	1,199,390
Thermo Fisher Scientific, Inc.	1,476	907,843

		2,733,880

4 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Pharmaceuticals – 2.2%
AstraZeneca PLC	1,739	$304,787
AstraZeneca PLC (Sponsored ADR)	6,359	557,176
Bristol-Myers Squibb Co.	740	36,963
Calliditas Therapeutics AB – Class B(a)	1,647	33,170
Catalent, Inc.(a)	19,663	1,198,656
Eli Lilly & Co.	1,471	1,412,189
Johnson & Johnson	309	51,251
Merck & Co., Inc.	10,725	1,270,376
Novartis AG (REG)	2,957	357,259
Novo Nordisk A/S – Class B	15,212	2,113,101
Revance Therapeutics, Inc.(a)	11,396	74,872
Roche Holding AG (Genusschein)	1,532	518,614
Takeda Pharmaceutical Co., Ltd.	10,400	309,629
Zoetis, Inc.	8,788	1,612,510

		9,850,553

		28,086,262

Industrials – 4.8%
Aerospace & Defense – 0.5%
Axon Enterprise, Inc.(a)	588	214,602
BAE Systems PLC	20,097	361,339
Heroux-Devtek, Inc.(a)	16,010	372,436
Huntington Ingalls Industries, Inc.	1,225	346,393
Kongsberg Gruppen ASA	3,188	336,903
Leonardo SpA	12,424	316,940
RTX Corp.	1,015	125,190

		2,073,803

Air Freight & Logistics – 0.1%
DSV A/S	3,753	670,685

Building Products – 0.7%
Carlisle Cos., Inc.	838	355,145
Lennox International, Inc.	572	337,589
Masco Corp.	4,172	331,924
Otis Worldwide Corp.	15,258	1,444,780
Owens Corning	2,066	348,596
ROCKWOOL A/S – Class B	351	152,298

		2,970,332

Commercial Services & Supplies – 0.4%
Cintas Corp.	484	389,678
Republic Services, Inc.	1,215	252,975
Stericycle, Inc.(a)	17,658	1,046,413
Veralto Corp.	3,124	351,232

		2,040,298

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 5

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Construction & Engineering – 0.2%
EMCOR Group, Inc.	917	$360,436
Shimizu Corp.	51,300	343,933
Stantec, Inc.	4,065	332,916

		1,037,285

Electrical Equipment – 0.5%
Eaton Corp. PLC	3,240	994,453
Exide Technologies(a)(b)(c)	13	5,525
Prysmian SpA(d)	13,145	925,847
Schneider Electric SE	1,412	360,201

		2,286,026

Ground Transportation – 0.1%
Canadian National Railway Co.	2,367	278,897

Industrial Conglomerates – 0.2%
Hitachi Ltd.	10,400	256,568
Siemens AG (REG)	2,405	452,394

		708,962

Machinery – 0.4%
Deere & Co.	1,476	569,352
Marel HF(e)	169,520	616,504
Snap-on, Inc.	224	63,558
Volvo AB – Class A	5,771	155,347
Volvo AB – Class B	8,408	223,573

		1,628,334

Passenger Airlines – 0.1%
Hawaiian Holdings, Inc.(a)	40,221	696,628

Professional Services – 1.3%
Automatic Data Processing, Inc.	6,957	1,919,506
Experian PLC	7,618	370,145
Genpact Ltd.	6,160	241,657
Leidos Holdings, Inc.	2,250	356,647
Paychex, Inc.	2,330	305,696
RELX PLC (Amsterdam)	13,345	623,083
RELX PLC (London)	5,509	257,161
SS&C Technologies Holdings, Inc.	4,568	343,011
Sterling Check Corp.(a)	18,882	305,700
Verisk Analytics, Inc.	1,336	364,487
Wolters Kluwer NV	3,604	616,309

		5,703,402

Trading Companies & Distributors – 0.2%
McGrath RentCorp	9,945	1,075,552

6 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Transportation Infrastructure – 0.1%
Aena SME SA	1,699	$341,917

		21,512,121

Consumer Discretionary – 4.4%
Automobile Components – 0.1%
Aisin Corp.	9,800	344,386

Automobiles – 0.3%
Honda Motor Co., Ltd.	41,400	456,859
Mazda Motor Corp.	41,500	350,517
Nissan Motor Co., Ltd.(d)	107,200	316,923
Tesla, Inc.(a)	1,223	261,857

		1,386,156

Broadline Retail – 1.0%
Alibaba Group Holding Ltd.	700	7,255
Alibaba Group Holding Ltd. (Sponsored ADR)	8,464	705,390
Amazon.com, Inc.(a)	19,000	3,391,500
Edcon Ltd. Series A(a)(b)(c)	465,862	– 0	–
Edcon Ltd. Series B(a)(b)(c)	73,623	– 0	–
MercadoLibre, Inc.(a)	201	414,394

		4,518,539

Diversified Consumer Services – 0.3%
Pearson PLC	25,376	353,641
Service Corp. International/US	8,779	687,133

		1,040,774

Hotels, Restaurants & Leisure – 1.4%
Airbnb, Inc. – Class A(a)	1,622	190,277
Amadeus IT Group SA(d)	4,478	302,157
Aristocrat Leisure Ltd.(d)	9,400	346,967
Bally’s Corp.(a)	6,372	109,598
Booking Holdings, Inc.	167	652,841
Compass Group PLC	16,027	506,538
Everi Holdings, Inc.(a)	20,272	264,550
Expedia Group, Inc.(a)	209	29,070
InterContinental Hotels Group PLC	5,151	515,534
Kindred Group PLC	97,602	1,210,971
Lottery Corp., Ltd. (The)(d)	70,640	237,899
PlayAGS, Inc.(a)	10,441	118,192
Starbucks Corp.	8,212	776,609
Yum China Holdings, Inc.	21,429	724,514
Yum! Brands, Inc.	2,493	336,356

		6,322,073

Household Durables – 0.2%
PulteGroup, Inc.	2,697	355,060

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 7

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Vizio Holding Corp. – Class A(a)	57,700	$647,971

		1,003,031

Specialty Retail – 0.6%
Aaron’s Co., Inc. (The)	15,234	153,711
AutoZone, Inc.(a)	234	744,466
Dick’s Sporting Goods, Inc.	1,515	358,994
Home Depot, Inc. (The)	47	17,320
Industria de Diseno Textil SA	6,653	360,430
TJX Cos., Inc. (The)	8,927	1,046,869

		2,681,790

Textiles, Apparel & Luxury Goods – 0.5%
Capri Holdings Ltd.(a)	6,532	233,323
Christian Dior SE	305	210,029
Deckers Outdoor Corp.(a)	188	180,347
NIKE, Inc. – Class B	12,906	1,075,328
Pandora A/S	2,091	366,245

		2,065,272

		19,362,021

Consumer Staples – 2.4%
Beverages – 1.1%
Asahi Group Holdings Ltd.	27,539	1,027,911
Carlsberg AS – Class B	6,942	815,528
Coca-Cola Co. (The)	20,692	1,499,549
Coca-Cola HBC AG – Class DI	2,285	84,844
Constellation Brands, Inc. – Class A	4,358	1,049,014
Pernod Ricard SA	2,664	379,296

		4,856,142

Consumer Staples Distribution & Retail – 0.7%
Albertsons Cos., Inc. – Class A	55,576	1,090,401
Costco Wholesale Corp.	99	88,346
George Weston Ltd.	2,086	339,280
Koninklijke Ahold Delhaize NV(d)	9,142	313,879
Loblaw Cos., Ltd.	2,517	328,490
Target Corp.	1,449	222,595
Tesco PLC	71,084	331,418
Walmart, Inc.	5,235	404,299

		3,118,708

Food Products – 0.3%
Bunge Global SA	3,295	334,047
Kellanova	8,211	661,889
Tyson Foods, Inc. – Class A	5,292	340,328

		1,336,264

8 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Household Products – 0.2%
Kimberly-Clark Corp.	2,551	$369,028
Procter & Gamble Co. (The)	2,252	386,308
Southeastern Grocers, Inc.(a)(b)(c)	8,714	6,318

		761,654

Tobacco – 0.1%
Imperial Brands PLC	12,035	345,436
Philip Morris International, Inc.	2,661	328,075

		673,511

		10,746,279

Communication Services – 2.2%
Diversified Telecommunication Services – 0.2%
Comcast Corp. – Class A	10,907	431,590
Consolidated Communications Holdings, Inc.(a)	53,613	245,012
HKT Trust & HKT Ltd. – Class SS	172,000	218,389
Singapore Telecommunications Ltd.	79,400	190,420

		1,085,411

Entertainment – 0.6%
Electronic Arts, Inc.	4,430	672,563
Endeavor Group Holdings, Inc. – Class A(d)	21,749	597,662
Live Nation Entertainment, Inc.(a)	2,421	236,459
Netflix, Inc.(a)	1,339	939,108

		2,445,792

Interactive Media & Services – 1.3%
Alphabet, Inc. – Class A	4,477	731,452
Alphabet, Inc. – Class C	16,816	2,776,490
Auto Trader Group PLC	16,672	187,258
Meta Platforms, Inc. – Class A	3,224	1,680,703
Rightmove PLC	39,612	290,177
Scout24 SE	3,598	274,473

		5,940,553

Media – 0.1%
Fox Corp. – Class B	8,594	330,267
Informa PLC	17,256	189,985

		520,252

		9,992,008

Energy – 1.3%
Energy Equipment & Services – 0.4%
Artsonig Pty Ltd.(a)(b)(c)	51,133	– 0	–
ChampionX Corp.	36,211	1,127,248
CHC Group LLC(a)(b)(c)	1,138	– 0	–
Schlumberger NV	15,842	696,890

		1,824,138

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 9

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Oil, Gas & Consumable Fuels – 0.9%
Chevron Corp.	2,921	$432,162
Devon Energy Corp.	7,314	327,521
Equinor ASA	8,995	241,359
Exxon Mobil Corp.	1,378	162,521
Imperial Oil Ltd.(d)	4,384	330,187
Inpex Corp.	23,100	340,522
Shell PLC	47,084	1,668,352
Suncor Energy, Inc.(d)	8,685	352,259
TotalEnergies SE	4,221	290,370

		4,145,253

		5,969,391

Materials – 1.3%
Chemicals – 0.5%
Ecolab, Inc.	2,737	692,954
Evonik Industries AG	928	20,592
Linde PLC	1,277	610,725
Sherwin-Williams Co. (The)	1,092	403,352
Sumitomo Chemical Co., Ltd.(d)	106,100	305,465

		2,033,088

Construction Materials – 0.1%
CRH PLC (London)	3,782	337,614

Containers & Packaging – 0.1%
Avery Dennison Corp.	1,560	346,086
Smurfit WestRock PLC	1,876	88,960

		435,046

Metals & Mining – 0.6%
Haynes International, Inc.	12,942	778,332
Kinross Gold Corp.	36,691	331,612
Lundin Mining Corp.(d)	14,626	151,724
Osisko Mining, Inc.(a)	25,135	89,711
Rio Tinto PLC	5,292	333,647
Teck Resources Ltd. – Class B	9,771	467,868
United States Steel Corp.	17,122	649,095

		2,801,989

		5,607,737

Utilities – 1.0%
Electric Utilities – 0.6%
ALLETE, Inc.	9,481	602,518
American Electric Power Co., Inc.	4,054	406,535
Avangrid, Inc.	1,326	47,325
Enel SpA	50,419	383,219
Entergy Corp.	2,796	337,449
NextEra Energy, Inc.	2,643	212,788

10 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

NRG Energy, Inc.	3,090	$262,681
Origin Energy Ltd.	45,905	309,499

		2,562,014

Independent Power and Renewable Electricity Producers – 0.1%
Atlantica Sustainable Infrastructure PLC	14,580	317,990
Encavis AG(a)	2,309	44,036

		362,026

Multi-Utilities – 0.3%
Centrica PLC	195,584	332,097
Consolidated Edison, Inc.	3,351	340,328
DTE Energy Co.	2,755	344,430
Engie SA	5,421	95,476
National Grid PLC	21,665	285,377

		1,397,708

		4,321,748

Real Estate – 0.6%
Real Estate Management & Development – 0.3%
CBRE Group, Inc. – Class A(a)	7,769	894,523
Mitsui Fudosan Co., Ltd.	23,500	254,552

		1,149,075

Specialized REITs – 0.3%
American Tower Corp.	4,562	1,022,161
VICI Properties, Inc.	10,837	362,823

		1,384,984

		2,534,059

Total Common Stocks (cost $141,689,540)		184,698,705

INVESTMENT COMPANIES – 14.0%
Funds and Investment Trusts – 14.0%(f)
iShares Core International Aggregate Bond ETF(d)	261,584	13,416,643
iShares Core MSCI EAFE ETF	344,960	26,627,463
iShares Core MSCI Emerging Markets ETF	402,798	21,936,379

Total Investment Companies (cost $58,855,331)		61,980,485

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 11

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company		Principal Amount (000)	U.S. $ Value

GOVERNMENTS - TREASURIES – 12.5%
Australia – 0.5%
Australia Government Bond Series 140 4.50%, 04/21/2033(e)	AUD	2,520	$1,778,528
Series 150 3.00%, 03/21/2047(e)		525	281,879

			2,060,407

Austria – 0.4%
Republic of Austria Government Bond 0.00%, 02/20/2031(e)	EUR	1,278	1,194,707
0.90%, 02/20/2032(e)		800	779,493

			1,974,200

Belgium – 0.2%
Kingdom of Belgium Government Bond Series 84 1.45%, 06/22/2037(e)		787	725,429

Colombia – 0.4%
Colombian TES Series B 6.25%, 07/09/2036	COP	371,400	64,184
7.25%, 10/26/2050		1,333,600	219,044
13.25%, 02/09/2033		5,080,300	1,433,046

			1,716,274

Finland – 0.4%
Finland Government Bond 2.50%, 04/15/2030(e)	EUR	1,520	1,675,890

France – 0.3%
French Republic Government Bond OAT Series OAT 3.50%, 11/25/2033(e)		1,069	1,236,387

Germany – 1.1%
Bundesrepublik Deutschland Bundesanleihe 2.20%, 02/15/2034(e)		3,772	4,153,269
3.25%, 07/04/2042(e)		585	712,188

			4,865,457

Italy – 0.6%
Italy Buoni Poliennali Del Tesoro Series 10Y 4.20%, 03/01/2034(e)		1,656	1,919,085
Series 13Y 4.05%, 10/30/2037(e)		599	675,159

			2,594,244

12 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company		Principal Amount (000)	U.S. $ Value

Japan – 2.4%
Japan Government Five Year Bond Series 161 0.30%, 06/20/2028	JPY	682,400	$4,647,172
Japan Government Twenty Year Bond Series 183 1.40%, 12/20/2042		307,500	2,024,696
Japan Government Thirty Year Bond Series 82 1.80%, 03/20/2054		399,700	2,552,158
Japan Government Forty Year Bond Series 4 2.20%, 03/20/2051		161,700	1,146,124
Series 16 1.30%, 03/20/2063		110,950	566,514

			10,936,664

South Korea – 0.4%
Korea Treasury Bond Series 3312 4.125%, 12/10/2033	KRW	2,015,170	1,629,926

Spain – 0.3%
Spain Government Bond 3.90%, 07/30/2039(e)	EUR	1,309	1,523,339

United Kingdom – 1.3%
United Kingdom Gilt 1.25%, 10/22/2041(e)	GBP	1,401	1,159,606
1.50%, 07/31/2053(e)		625	427,512
1.75%, 09/07/2037(e)		734	734,851
4.125%, 07/22/2029(e)		926	1,228,082
4.375%, 07/31/2054(e)		1,732	2,219,748

			5,769,799

United States – 4.2%
U.S. Treasury Bonds 1.125%, 08/15/2040	U.S.$	3,640	2,338,131
1.25%, 05/15/2050		2,130	1,123,015
2.00%, 08/15/2051		1,368	869,963
2.375%, 02/15/2042		2,306	1,764,320
4.625%, 05/15/2054		1,237	1,324,987
U.S. Treasury Notes 4.25%, 02/28/2029		8,416	8,594,431
4.875%, 05/31/2026		2,689	2,726,814

			18,741,661

Total Governments - Treasuries (cost $52,750,467)			55,449,677

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 13

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company		Principal Amount (000)	U.S. $ Value

CORPORATES - INVESTMENT GRADE – 7.5%
Financial Institutions – 3.7%
Banking – 3.0%
ABN AMRO Bank NV Series E 5.50%, 09/21/2033(e)	EUR	200	$232,894
AIB Group PLC Series E 2.25%, 04/04/2028(e)		382	409,992
Banco Bilbao Vizcaya Argentaria SA 6.138%, 09/14/2028	U.S.$	400	415,728
Banco Santander SA 4.175%, 03/24/2028		200	196,714
Series E 5.75%, 08/23/2033(e)	EUR	200	233,880
Bank of America Corp. Series E 0.654%, 10/26/2031(e)		370	345,812
Bank of Ireland Group PLC Series E 4.625%, 11/13/2029(e)		232	267,542
Banque Federative du Credit Mutuel SA 1.25%, 06/03/2030(e)		200	194,088
3.875%, 06/16/2032(e)		300	330,347
Barclays PLC 4.506%, 01/31/2033(e)		100	114,584
5.088%, 06/20/2030	U.S.$	202	201,105
Series E 8.407%, 11/14/2032(e)	GBP	141	196,951
BNP Paribas SA 2.159%, 09/15/2029(e)	U.S.$	304	274,248
Series E 2.75%, 07/25/2028(e)	EUR	200	217,101
BPCE SA 2.277%, 01/20/2032(e)	U.S.$	329	274,853
3.116%, 10/19/2032(e)		250	212,362
CaixaBank SA 6.208%, 01/18/2029(e)		255	265,794
Capital One Financial Corp. 6.377%, 06/08/2034		126	133,750
Commerzbank AG Series E 4.625%, 01/17/2031(e)	EUR	200	229,868
Cooperatieve Rabobank UA 3.649%, 04/06/2028(e)	U.S.$	418	407,333

14 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company		Principal Amount (000)	U.S. $ Value

Deutsche Bank AG 5.375%, 01/11/2029(e)	EUR	300	$348,868
HSBC Holdings PLC 2.013%, 09/22/2028	U.S.$	295	272,120
6.364%, 11/16/2032(e)	EUR	223	263,133
ING Groep NV 4.125%, 08/24/2033(e)		200	221,896
6.083%, 09/11/2027	U.S.$	200	205,326
Intesa Sanpaolo SpA 3.875%, 07/14/2027(e)		416	403,765
JPMorgan Chase & Co. Series E 4.457%, 11/13/2031(e)	EUR	470	548,949
KBC Group NV Series E 4.875%, 04/25/2033(e)		300	340,985
Lloyds Banking Group PLC Series E 4.75%, 09/21/2031(e)		341	399,852
Mizuho Financial Group, Inc. 3.153%, 07/16/2030	U.S.$	512	475,981
5.382%, 07/10/2030		200	205,402
Morgan Stanley 4.656%, 03/02/2029	EUR	352	406,011
5.424%, 07/21/2034	U.S.$	133	136,626
Nationwide Building Society 3.96%, 07/18/2030(e)		207	198,842
NatWest Group PLC 3.032%, 11/28/2035		239	210,291
Series E 5.763%, 02/28/2034(e)	EUR	173	202,920
Santander UK Group Holdings PLC 2.469%, 01/11/2028	U.S.$	285	269,222
6.534%, 01/10/2029		200	209,776
Societe Generale SA 6.447%, 01/12/2027(e)		384	389,702
Standard Chartered PLC 2.608%, 01/12/2028(e)		424	401,685
Sumitomo Mitsui Financial Group, Inc. 5.424%, 07/09/2031		398	412,141
Svenska Handelsbanken AB Series E 4.625%, 08/23/2032(e)	GBP	161	205,582
Swedbank AB Series G 3.625%, 08/23/2032(e)	EUR	303	333,777

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 15

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company		Principal Amount (000)	U.S. $ Value

UBS Group AG 7.75%, 03/01/2029(e)	EUR	213	$267,740
UniCredit SpA 1.982%, 06/03/2027(e)	U.S.$	200	189,962
Wells Fargo & Co. 5.083%, 04/26/2028	CAD	273	207,221
Series E 1.741%, 05/04/2030(e)	EUR	336	344,398

			13,227,119

Finance – 0.1%
Air Lease Corp. 5.40%, 06/01/2028	CAD	175	134,116
Aviation Capital Group LLC 1.95%, 09/20/2026(e)	U.S.$	215	202,143

			336,259

Insurance – 0.3%
Athene Global Funding 5.526%, 07/11/2031(e)		316	323,331
6.216% (SOFR + 0.85%), 05/08/2026(e)(g)		156	155,802
Credit Agricole Assurances SA 4.75%, 09/27/2048(e)	EUR	200	224,763
Metropolitan Life Global Funding I Series E 4.00%, 04/05/2028(e)		239	272,132
UnitedHealth Group, Inc. 5.75%, 07/15/2064	U.S.$	340	356,769
Zurich Finance Ireland Designated Activity Co. Series E 3.00%, 04/19/2051(e)		240	205,894

			1,538,691

REITs – 0.3%
American Tower Corp. 0.875%, 05/21/2029	EUR	425	416,694
Annington Funding PLC Series E 3.184%, 07/12/2029(e)	GBP	116	137,136
Digital Intrepid Holding BV 0.625%, 07/15/2031(e)	EUR	390	347,553
GLP Capital LP/GLP Financing II, Inc. 3.25%, 01/15/2032	U.S.$	111	96,940
WEA Finance LLC 2.875%, 01/15/2027(e)		212	201,633

			1,199,956

			16,302,025

16 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company		Principal Amount (000)	U.S. $ Value

Industrial – 3.3%
Basic – 0.0%
Inversiones CMPC SA 6.125%, 02/26/2034(e)	U.S.$	200	$210,800

Capital Goods – 0.1%
Boeing Co. (The) 5.15%, 05/01/2030		111	110,708
6.298%, 05/01/2029(e)		131	136,801

			247,509

Communications - Media – 0.2%
Cox Communications, Inc. 1.80%, 10/01/2030(e)		166	138,160
5.70%, 06/15/2033(e)		265	270,350
Grupo Televisa SAB 8.50%, 03/11/2032		175	204,641
Interpublic Group of Cos., Inc. (The) 5.375%, 06/15/2033		178	180,768
Meta Platforms, Inc. 4.65%, 08/15/2062		154	138,494
Warnermedia Holdings, Inc. 5.141%, 03/15/2052		177	134,375

			1,066,788

Communications - Telecommunications – 0.3%
Bell Telephone Co. of Canada or Bell Canada 4.55%, 02/09/2030	CAD	182	136,588
5.15%, 02/09/2053		188	134,643
5.85%, 11/10/2032		347	278,472
CK Hutchison Group Telecom Finance SA 1.50%, 10/17/2031(e)	EUR	216	206,571
TELUS Corp. Series CAG 5.25%, 11/15/2032	CAD	542	418,133
Vodafone Group PLC 4.20%, 12/13/2027(e)	AUD	210	140,190

			1,314,597

Consumer Cyclical - Automotive – 0.4%
American Honda Finance Corp. Series E 3.65%, 04/23/2031	EUR	225	250,665
General Motors Financial Co., Inc. 6.10%, 01/07/2034	U.S.$	385	402,710

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 17

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company		Principal Amount (000)	U.S. $ Value

Harley-Davidson Financial Services, Inc. 3.05%, 02/14/2027(e)	U.S.$	281	$268,788
5.95%, 06/11/2029(e)		102	104,296
Hyundai Capital America 1.80%, 01/10/2028(e)		449	408,038
Lear Corp. 4.25%, 05/15/2029		419	410,561

			1,845,058

Consumer Cyclical - Entertainment – 0.1%
Hasbro, Inc. 3.55%, 11/19/2026		333	323,966
6.05%, 05/14/2034		80	82,901

			406,867

Consumer Cyclical - Other – 0.2%
DR Horton, Inc. 5.00%, 10/15/2034		165	164,512
Marriott International, Inc./MD Series HH 2.85%, 04/15/2031		93	82,498
MDC Holdings, Inc. 6.00%, 01/15/2043		197	207,074
PulteGroup, Inc. 7.875%, 06/15/2032		169	199,378
Sands China Ltd. 4.375%, 06/18/2030		211	199,263

			852,725

Consumer Non-Cyclical – 0.7%
Altria Group, Inc. 3.125%, 06/15/2031	EUR	258	270,366
Cargill, Inc. 3.875%, 04/24/2030(e)		250	285,652
Cencosud SA 5.95%, 05/28/2031(e)	U.S.$	200	206,080
Coca-Cola Co. (The) 5.40%, 05/13/2064		132	136,414
CommonSpirit Health 5.318%, 12/01/2034		337	343,936
CVS Health Corp. 1.75%, 08/21/2030		164	138,011
5.70%, 06/01/2034(d)		267	273,469
Imperial Brands Finance PLC 5.875%, 07/01/2034(e)		267	272,495
Kroger Co. (The) 4.60%, 08/15/2027		103	103,276

18 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company		Principal Amount (000)	U.S. $ Value

Loblaw Cos., Ltd. 6.54%, 02/17/2033(e)	CAD	165	$136,855
Metro, Inc./CN 4.657%, 02/07/2033		553	418,155
Saputo, Inc. 5.25%, 11/29/2029		536	415,878
Stryker Corp. 3.375%, 12/11/2028	EUR	121	134,830

			3,135,417

Energy – 0.7%
BP Capital Markets PLC 3.625%, 03/22/2029(e)(h)		346	370,057
Continental Resources, Inc./OK 5.75%, 01/15/2031(e)	U.S.$	198	200,861
Devon Energy Corp. 7.95%, 04/15/2032		139	162,961
Enbridge Pipelines, Inc. 2.82%, 05/12/2031	CAD	124	83,912
Enbridge, Inc. 6.10%, 11/09/2032		445	361,978
ONEOK Partners LP 6.65%, 10/01/2036	U.S.$	126	138,897
Raizen Fuels Finance SA 6.45%, 03/05/2034(e)		200	209,962
Saudi Arabian Oil Co. 5.75%, 07/17/2054(d)(e)		200	201,846
Suncor Energy, Inc. 6.85%, 06/01/2039		181	202,351
TotalEnergies SE Series NC7 1.625%, 10/25/2027(e)(h)	EUR	334	341,823
TransCanada PipeLines Ltd. 5.277%, 07/15/2030(e)	CAD	350	271,859
Var Energi ASA 7.50%, 01/15/2028(e)	U.S.$	245	261,337
Series E 5.50%, 05/04/2029(e)	EUR	115	135,698

			2,943,542

Other Industrial – 0.1%
LKQ Dutch Bond BV 4.125%, 03/13/2031		243	271,900

Services – 0.1%
Booking Holdings, Inc. 4.50%, 11/15/2031		171	202,512
4.75%, 11/15/2034		168	203,102

			405,614

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 19

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company		Principal Amount (000)	U.S. $ Value

Technology – 0.3%
Broadridge Financial Solutions, Inc. 2.60%, 05/01/2031	U.S.$	397	$345,449
Fidelity National Information Services, Inc. 2.00%, 05/21/2030	EUR	134	137,428
Fiserv, Inc. 1.625%, 07/01/2030		144	144,271
5.625%, 08/21/2033	U.S.$	261	273,063
Honeywell International, Inc. 4.125%, 11/02/2034	EUR	293	339,396

			1,239,607

Transportation - Railroads – 0.0%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(e)	U.S.$	213	198,225

Transportation - Services – 0.1%
Heathrow Funding Ltd. 6.45%, 12/10/2031(e)	GBP	192	270,715
Ryder System, Inc. 6.60%, 12/01/2033	U.S.$	361	399,302

			670,017

			14,808,666

Utility – 0.5%
Electric – 0.3%
AltaLink LP 3.99%, 06/30/2042	CAD	116	78,114
Electricite de France SA Series MPLE 5.993%, 05/23/2030(e)		262	207,669
Enel Finance International NV 2.50%, 07/12/2031(e)	U.S.$	274	232,999
Series E 3.375%, 07/23/2028(e)	EUR	122	136,103
Engie Energia Chile SA 6.375%, 04/17/2034(e)	U.S.$	200	210,250
Niagara Mohawk Power Corp. 4.278%, 12/15/2028(e)		343	336,161
Vistra Operations Co., LLC 6.00%, 04/15/2034(e)		66	68,939

			1,270,235

Natural Gas – 0.1%
Energir, Inc. 6.30%, 10/31/2033	CAD	165	138,896
Grupo Energia Bogota SA ESP 7.85%, 11/09/2033(e)	U.S.$	200	227,062

			365,958

20 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company		Principal Amount (000)	U.S. $ Value

Other Utility – 0.1%
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.875%, 02/15/2039(e)	U.S.$	200	$214,444
Suez SACA Series E 4.50%, 11/13/2033(e)	EUR	300	348,672
5.00%, 11/03/2032(e)		100	119,756

			682,872

			2,319,065

Total Corporates - Investment Grade (cost $32,320,911)			33,429,756

MORTGAGE PASS-THROUGHS – 4.2%
Agency Fixed Rate 30-Year – 4.2%
Government National Mortgage Association Series 2020 2.50%, 09/23/2054, TBA	U.S.$	1,675	1,463,694
Series 2022 3.00%, 09/23/2054, TBA		416	376,295
4.00%, 09/23/2054, TBA		318	303,869
4.50%, 09/23/2054, TBA		2,316	2,266,969
Series 2023 5.00%, 09/15/2054, TBA		2,802	2,796,078
5.50%, 09/15/2054, TBA		7,804	7,854,378
Uniform Mortgage-Backed Security Series 2021 2.00%, 09/16/2054, TBA		1,398	1,143,411
Series 2024 6.00%, 09/15/2054, TBA		2,038	2,075,332
6.50%, 09/17/2054, TBA		364	374,792

Total Mortgage Pass-Throughs (cost $18,649,916)			18,654,818

INFLATION-LINKED SECURITIES – 1.4%
Canada – 0.1%
Canadian Government Real Return Bond Series CPI 4.00%, 12/01/2031	CAD	397	347,633

Sweden – 0.1%
Sweden Inflation Linked Bond Series 3104 3.50%, 12/01/2028(e)	SEK	1,580	278,938
Series 3113 0.125%, 12/01/2027(e)		2,250	279,314

			558,252

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 21

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company		Principal Amount (000)	U.S. $ Value

United States – 1.2%
U.S. Treasury Inflation Index 0.125%, 04/15/2026 (TIPS)	U.S.$	1,390	$1,339,933
0.125%, 04/15/2027 (TIPS)		2,837	2,706,205
1.375%, 07/15/2033 (TIPS)		1,428	1,387,614

			5,433,752

Total Inflation-Linked Securities (cost $6,196,869)			6,339,637

COLLATERALIZED LOAN OBLIGATIONS – 1.0%
CLO - Floating Rate – 1.0%
AIMCO CLO Series 2018-AA, Class A 6.567% (CME Term SOFR 3 Month + 1.28%), 04/17/2031(e)(g)		281	280,705
AMMC CLO 25 Ltd. Series 2022-25A, Class A1R 6.651% (CME Term SOFR 3 Month + 1.35%), 04/15/2035(e)(g)		500	500,019
Apidos CLO XV Series 2013-15A, Class BRR 7.094% (CME Term SOFR 3 Month + 1.81%), 04/20/2031(e)(g)		250	250,435
Apidos CLO XXXII Ltd. Series 2019-32A 6.382% (CME Term SOFR 3 Month + 1.10%), 01/20/2033(e)(g)		530	529,995
CIFC Funding Ltd. Series 2018-2A 6.584% (CME Term SOFR 3 Month + 1.30%), 04/20/2031(e)(g)		428	428,176
Series 2018-3A, Class B 7.141% (CME Term SOFR 3 Month + 1.86%), 07/18/2031(e)(g)		500	500,558
Series 2019-3A, Class A2R 7.198% (CME Term SOFR 3 Month + 1.91%), 10/16/2034(e)(g)		250	250,190
Juniper Valley Park CLO Ltd. Series 2023-1A 6.532% (CME Term SOFR 3 Month + 1.25%), 07/20/2036 (e)(g)		260	260,102
Signal Peak CLO 11 Ltd. Series 2024-11A, Class A1 6.771% (CME Term SOFR 3 Month + 1.45%), 07/18/2037(e)(g)		500	500,550

22 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company		Principal Amount (000)	U.S. $ Value

Voya CLO Ltd. Series 2013-2A, Class A1R 6.516% (CME Term SOFR 3 Month + 1.23%), 04/25/2031(e)(g)	U.S.$	314	$314,098
Series 2018-1A, Class A1 6.491% (CME Term SOFR 3 Month + 1.21%), 04/19/2031(e)(g)		295	294,991
Series 2018-2A, Class A2 6.813% (CME Term SOFR 3 Month + 1.51%), 07/15/2031(e)(g)		500	500,645

Total Collateralized Loan Obligations (cost $4,610,290)			4,610,464

COVERED BONDS – 0.9%
France – 0.5%
BPCE SFH SA 0.625%, 09/22/2027(e)	EUR	700	726,324
Cie de Financement Foncier SA 3.125%, 05/18/2027(e)		500	557,558
Credit Agricole Home Loan SFH SA Series E 0.875%, 08/31/2027(e)		700	732,174

			2,016,056

Canada – 0.1%
Bank of Montreal Series E 0.125%, 01/26/2027(e)		533	552,832

Australia – 0.1%
National Australia Bank Ltd. Series E 0.875%, 02/19/2027(e)		522	549,962

South Korea – 0.1%
Korea Housing Finance Corp. 3.714%, 04/11/2027(e)		484	545,538

Spain – 0.1%
Banco de Sabadell SA 1.00%, 04/26/2027(e)		500	526,121

Total Covered Bonds (cost $4,041,301)			4,190,509

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 23

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company		Principal Amount (000)	U.S. $ Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.9%
Risk Share Floating Rate – 0.9%
Connecticut Avenue Securities Trust Series 2022-R06, Class 1M1 8.099% (CME Term SOFR + 2.75%), 05/25/2042(e)(g)	U.S.$	237	$244,007
Series 2022-R08, Class 1M1 7.899% (CME Term SOFR + 2.55%), 07/25/2042(e)(g)		288	295,764
Series 2022-R08, Class 1M2 8.949% (CME Term SOFR + 3.60%), 07/25/2042(e)(g)		400	422,080
Series 2023-R01, Class 1M1 7.748% (CME Term SOFR + 2.40%), 12/25/2042(e)(g)		389	400,854
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2021-DNA7, Class M2 7.149% (CME Term SOFR + 1.80%), 11/25/2041(e)(g)		400	404,234
Series 2022-DNA1, Class M1A 6.349% (CME Term SOFR + 1.00%), 01/25/2042(e)(g)		392	392,188
Series 2022-DNA1, Class M1B 7.199% (CME Term SOFR + 1.85%), 01/25/2042(e)(g)		500	505,625
Series 2022-DNA2, Class M1A 6.649% (CME Term SOFR + 1.30%), 02/25/2042(e)(g)		354	354,193
Series 2022-DNA4, Class M1A 7.549% (CME Term SOFR + 2.20%), 05/25/2042(e)(g)		370	376,547
Series 2022-DNA6, Class M1A 7.499% (CME Term SOFR + 2.15%), 09/25/2042(e)(g)		210	212,073
Series 2023-DNA2, Class M1B 8.598% (CME Term SOFR + 3.25%), 04/25/2043(e)(g)		250	264,352

Total Collateralized Mortgage Obligations (cost $3,879,126)			3,871,917

24 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company		Principal Amount (000)	U.S. $ Value

GOVERNMENTS - SOVEREIGN AGENCIES – 0.6%
Belgium – 0.2%
Dexia SA Series E 0.01%, 01/22/2027(e)	EUR	700	$726,022

Canada – 0.0%
Canada Housing Trust No. 1 4.25%, 03/15/2034(e)	CAD	235	184,093

France – 0.1%
SNCF Reseau Series E 3.125%, 10/25/2028(e)	EUR	600	668,274

Japan – 0.2%
Development Bank of Japan, Inc. Series G 3.50%, 09/13/2027(e)		593	669,622

Netherlands – 0.1%
BNG Bank NV 3.50%, 07/19/2027	AUD	819	545,565

Total Governments - Sovereign Agencies (cost $2,692,848)			2,793,576

LOCAL GOVERNMENTS - PROVINCIAL BONDS – 0.6%
Canada – 0.6%
Hydro Quebec Interest Strip Zero Coupon, 08/15/2038	CAD	144	59,277
Zero Coupon, 08/15/2041		144	51,038
Zero Coupon, 02/15/2042		144	49,900
Zero Coupon, 08/15/2042		144	48,858
Zero Coupon, 02/15/2043		144	47,690
Zero Coupon, 02/15/2044		144	45,670
Zero Coupon, 08/15/2044		144	44,683
Series JN Zero Coupon, 02/15/2046		144	41,983
Province of Ontario Canada 2.90%, 12/02/2046		1,283	767,891
3.45%, 06/02/2045		478	315,819
3.50%, 06/02/2043		471	316,262
Province of Ontario Generic Coupon Strip Zero Coupon, 12/02/2036		144	64,889
Zero Coupon, 06/02/2037		144	63,401

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 25

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company		Principal Amount (000)	U.S. $ Value

Zero Coupon, 12/02/2037	CAD	144	$61,501
Zero Coupon, 06/02/2038		144	60,418
Zero Coupon, 12/02/2038		144	58,942
Zero Coupon, 06/02/2039		144	57,573
Zero Coupon, 06/02/2040		144	54,713
Zero Coupon, 12/02/2040		144	53,133
Zero Coupon, 06/02/2041		144	51,770
Zero Coupon, 12/02/2041		144	51,134
Zero Coupon, 06/02/2042		144	49,809
Series INT Zero Coupon, 06/02/2043		144	47,492
Zero Coupon, 12/02/2045		144	42,618
Zero Coupon, 06/02/2046		144	41,895
Zero Coupon, 12/02/2046		144	40,792
Zero Coupon, 06/02/2047		144	40,240

Total Local Governments - Provincial Bonds (cost $2,553,064)			2,629,391

ASSET-BACKED SECURITIES – 0.5%
Other ABS - Fixed Rate – 0.4%
CCG Receivables Trust Series 2024-1, Class A2 4.99%, 03/15/2032(e)	U.S.$	361	361,418
Crossroads Asset Trust Series 2024-A, Class A2 5.90%, 08/20/2030(b)(e)		251	253,879
DLLMT LLC Series 2024-1A, Class A2 5.08%, 02/22/2027(e)		410	410,255
M&T Equipment Notes Series 2024-1A, Class A2 4.99%, 08/18/2031(e)		182	182,108
NMEF Funding LLC Series 2024-A, Class A2 5.15%, 12/15/2031(e)		310	310,432
Sierra Timeshare Receivables Funding LLC Series 2024-2A, Class A 5.14%, 06/20/2041(e)		162	163,605

			1,681,697

Autos – Fixed Rate – 0.1%
Ally Bank Auto Credit-Linked Notes Series 2024-A, Class A2 5.681%, 05/17/2032(e)		239	241,951
PenFed Auto Receivables Owner Trust Series 2024-A, Class A3 4.70%, 06/15/2029(e)		163	163,169

26 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company		Principal Amount (000)	U.S. $ Value

Wheels Fleet Lease Funding 1 LLC Series 2024-2A, Class A1 4.87%, 06/21/2039(e)	U.S.$	248	$249,055

			654,175

Total Asset-Backed Securities (cost $2,326,072)			2,335,872

SUPRANATIONALS – 0.5%
European Investment Bank 1.80%, 01/19/2027	AUD	851	547,994
European Union Series NGEU 3.375%, 10/05/2054(e)	EUR	754	832,402
Inter-American Development Bank Series E 7.00%, 01/25/2029(i)	INR	56,000	672,104

Total Supranationals (cost $1,999,882)			2,052,500

LOCAL GOVERNMENTS - REGIONAL BONDS – 0.4%
Australia – 0.2%
Treasury Corp. of Victoria 2.25%, 11/20/2034	AUD	787	421,106
2.00%, 11/20/2037		300	142,230
Treasury Corp. of Victoria 2.25%, 09/15/2033(e)		933	517,098

			1,080,434

Japan – 0.2%
Japan Finance Organization for Municipalities Series G 0.05%, 02/12/2027(e)	EUR	668	690,027

Total Local Governments - Regional Bonds (cost $1,683,218)			1,770,461

GOVERNMENTS - SOVEREIGN BONDS – 0.4%
Chile – 0.1%
Chile Electricity Lux MPC SARL 6.01%, 01/20/2033(e)	U.S.$	311	321,025
Chile Government International Bond 4.125%, 07/05/2034	EUR	348	397,964

			718,989

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 27

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company		Principal Amount (000)	U.S. $ Value

Hungary – 0.1%
Hungary Government International Bond Series 10Y 5.375%, 09/12/2033(e)	EUR	224	$263,859

Indonesia – 0.1%
Indonesia Government International Bond 1.00%, 07/28/2029		349	343,107

Romania – 0.1%
Romanian Government International Bond 6.625%, 09/27/2029(e)		277	331,839

Total Governments - Sovereign Bonds (cost $1,603,959)			1,657,794

QUASI-SOVEREIGNS – 0.3%
Quasi-Sovereign Bonds – 0.3%
Chile – 0.1%
Corp. Nacional del Cobre de Chile 5.125%, 02/02/2033(e)	U.S.$	485	476,967

Hungary – 0.0%
Magyar Export-Import Bank Zrt 6.125%, 12/04/2027(e)		255	259,702

Mexico – 0.1%
Comision Federal de Electricidad 3.348%, 02/09/2031(e)		316	272,056

Saudi Arabia – 0.1%
Gaci First Investment Co. 4.875%, 02/14/2035(e)		277	273,451

Total Quasi-Sovereigns (cost $1,238,397)			1,282,176

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.3%
Non-Agency Floating Rate CMBS – 0.3%
BOCA Commercial Mortgage Trust Series 2024-BOCA, Class A 7.241% (CME Term SOFR 1 Month + 1.92%), 08/15/2041(e)(g)		408	407,742
BX Commercial Mortgage Trust Series 2024-BIO2, Class A 5.594%, 08/13/2041(e)		281	284,497
HLTN Commercial Mortgage Trust Series 2024-DPLO 6.978% (CME Term SOFR 1 Month + 1.64%), 06/15/2041(e)(g)		304	301,770

28 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company		Principal Amount (000)	U.S. $ Value

Wells Fargo Commercial Mortgage Trust Series 2024-MGP, Class A12 7.041% (CME Term SOFR 1 Month + 1.69%), 08/15/2041(e)(g)	U.S.$	242	$241,195

Total Commercial Mortgage-Backed Securities (cost $1,232,273)			1,235,204

CORPORATES - NON-INVESTMENT GRADE – 0.1%
Financial Institutions – 0.1%
Finance – 0.1%
Curo Group Holdings Corp. 13.00%, 08/01/2028(b)(c)		219	227,485

Industrial – 0.0%
Basic – 0.0%
ERP Iron Ore LLC 9.039%, 12/31/2019(a)(b)(c)(j)(k)		12	– 0	–
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018(a)(b)(c)(i)(j)		146	– 0	–

			– 0	–

Communications - Media – 0.0%
National CineMedia LLC 5.75%, 08/15/2026(a)(b)(c)(l)		33	– 0	–
Sinclair Television Group, Inc. 5.50%, 03/01/2030(e)		2	1,195

			1,195

Consumer Cyclical - Automotive – 0.0%
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024(a)(b)(c)(i)(l)		59	– 0	–
(First Lien) 11.00%, 10/31/2024(a)(b)(c)(i)(l)		24	– 0	–

			– 0	–

Services – 0.0%
Monitronics International, Inc. 9.125%, 04/01/2020(a)(b)(c)(j)(l)		120	– 0	–

Technology – 0.0%
GoTo Group, Inc. 5.50%, 05/01/2028(e)		119	64,574

			65,769

Total Corporates - Non-Investment Grade (cost $361,148)			293,254

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 29

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company		Shares	U.S. $ Value

PREFERRED STOCKS – 0.0%
Industrials – 0.0%
Consumer Cyclical - Automotive – 0.0%
Exide International Holdings LP 0.00%(a)(b)(c) (cost $87,984)		117	$125,775

RIGHTS – 0.0%
Health Care – 0.0%
Biotechnology – 0.0%
Contra Chinook Therape (CVR)(a)(b)(c)		30,997	12,089
Mirati Therapeutics, Inc. (CVR)(a)(b)(c)		25,914	18,140

			30,229

Health Care Providers & Services – 0.0%
ABIOMED, Inc. (CVR)(a)(b)(c)		3,960	4,039

			34,268

Materials – 0.0%
Paper & Forest Products – 0.0%
Contra Resolute Forest Products, Inc. (CVR)(a)(b)(c)		14,789	21,000

Total Rights (cost $55,268)			55,268

		Principal Amount (000)
EMERGING MARKETS - TREASURIES – 0.0%
Russia – 0.0%
Russian Federal Bond – OFZ Series 6212 7.05%, 01/19/2028(b) (cost $358,851)	RUB	23,770	52,443

EMERGING MARKETS - CORPORATE BONDS – 0.0%
Industrial – 0.0%
Communications - Telecommunications – 0.0%
Digicel Group Holdings Ltd. Zero Coupon, 12/31/2030(b)(i)	U.S.$	9	132

Consumer Cyclical - Retailers – 0.0%
Edcon Ltd. Zero Coupon, 06/25/2023(a)(b)(c)(j)	ZAR	2	– 0	–
K2016470219 South Africa Ltd. 3.00%, 12/31/2022(a)(b)(c)(i)(j)	U.S.$	40	– 0	–

30 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company		Principal Amount (000)	U.S. $ Value

K2016470260 South Africa Ltd. 25.00%, 12/31/2022(a)(b)(c)(i)(j)	U.S.$	28	$	– 0	–

				– 0	–

Total Emerging Markets - Corporate Bonds (cost $72,336)				132

		Shares
WARRANTS – 0.0%
Software – 0.0%
Constellation Software, Inc., expiring 03/31/2040(a)(b)(c)(d) (cost $0)		541		– 0	–

		Principal Amount (000)
SHORT-TERM INVESTMENTS – 14.3%
GOVERNMENTS - TREASURIES – 7.5%
Japan – 7.5%
Japan Treasury Discount Bill Series 1234 0.00%, 09/02/2024	JPY	1,340,000		9,166,154
Series 1249 0.00%, 11/11/2024		253,800		1,735,697
Series 1250 0.00%, 11/18/2024		3,255,350		22,262,372

Total Governments - Treasuries (cost $32,530,359)				33,164,223

		Shares
Investment Companies – 5.1%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 5.16%(f)(m)(n) (cost $22,608,550)		22,608,550		22,608,550

		Principal Amount (000)
U.S. TREASURY BILLS – 1.7%
United States – 1.7%
U.S. Treasury Bill Zero Coupon, 11/14/2024	U.S.$	2,869		2,839,984
Zero Coupon, 12/12/2024		1,355		1,336,745

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 31

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company		Principal Amount (000)	U.S. $ Value

Zero Coupon, 01/16/2025	U.S.$	3,434	$3,373,161

Total U.S. Treasury Bills (cost $7,543,043)			7,549,890

Total Investments Before Security Lending Collateral for Securities Loaned – 102.0% (cost $401,941,003)			452,832,477

		Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.1%
Investment Companies – 1.1%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 5.16%(f)(m)(n) (cost $4,756,338)		4,756,338	4,756,338

Total Investments – 103.1% (cost $406,697,341)			457,588,815
Other assets less liabilities – (3.1)%			(13,600,235)

Net Assets – 100.0%			$443,988,580

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	87	September 2024	$6,864,678	$162,104
10 Yr Japan Bond (OSE) Futures	28	September 2024	27,718,449	298,013
Euro Buxl 30 Yr Bond Futures	40	September 2024	5,947,936	272,627
Euro STOXX 50 Index Futures	40	September 2024	2,197,977	10,099
Euro-BOBL Futures	54	December 2024	7,100,912	(8,416)
Euro-Bund Futures	154	September 2024	22,795,711	464,739
Euro-Schatz Futures	54	December 2024	6,366,108	(3,940)
FTSE 100 Index Futures	6	September 2024	660,918	14,769
FTSE KLCI Futures	68	September 2024	1,314,772	26,056
Gold 100 OZ Futures	9	December 2024	2,274,840	84,747
Hang Seng Index Futures	10	September 2024	1,150,966	13,096
Long Gilt Futures	25	December 2024	3,240,566	(24,653)
MSCI Emerging Markets Futures	34	September 2024	1,870,000	29,831
S&P 500 E-Mini Futures	210	September 2024	59,440,500	1,523,118
S&P/TSX 60 Index Futures	23	September 2024	4,785,174	135,955
SET 50 Futures	746	September 2024	3,762,511	188,914
SPI 200 Futures	9	September 2024	1,225,792	35,741
TOPIX Index Futures	14	September 2024	2,600,520	(19,729)
U.S. Long Bond (CBT) Futures	144	December 2024	17,730,000	(176,841)

32 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
U.S. T-Note 2 Yr (CBT) Futures	145	December 2024	$30,094,297	$(43,318)
U.S. T-Note 5 Yr (CBT) Futures	395	December 2024	43,212,383	(95,458)
U.S. Ultra Bond (CBT) Futures	34	September 2024	4,450,813	292,110
U.S. Ultra Bond (CBT) Futures	78	December 2024	10,291,125	(118,483)
WIG20 Index Futures	160	September 2024	1,971,760	(68,841)

Sold Contracts
5 Yr Canadian Bond Futures	11	December 2024	930,672	5,124
10 Yr Australian Bond Futures	31	September 2024	2,446,035	(9,750)
10 Yr Canadian Bond Futures	19	December 2024	1,734,976	17,281
10 Yr Japan Bond (OSE) Futures	5	September 2024	4,949,723	(42,262)
Euro Buxl 30 Yr Bond Futures	3	September 2024	446,095	(11,698)
Euro STOXX 50 Index Futures	10	September 2024	549,494	(2,714)
Euro-BOBL Futures	24	December 2024	3,155,961	769
Euro-Bund Futures	46	September 2024	6,809,108	(79,873)
FTSE 100 Index Futures	14	September 2024	1,542,142	(9,400)
FTSE China A50 Futures	171	September 2024	2,009,250	7,107
FTSE Taiwan Index Futures	3	September 2024	224,190	(777)
FTSE/JSE Top 40 Futures	30	September 2024	1,281,307	7,735
Long Gilt Futures	24	December 2024	3,110,944	21,619
MSCI Singapore IX ETS Futures	193	September 2024	4,754,194	(22,004)
NSE IFSC Nifty 50 Index Futures	63	September 2024	3,199,392	(24,751)
OMXS 30 Index Futures	19	September 2024	481,051	(18,929)
S&P 500 E-Mini Futures	1	September 2024	283,050	(1,577)
U.S. 10 Yr Ultra Futures	51	December 2024	5,989,312	37,505
U.S. T-Note 2 Yr (CBT) Futures	26	December 2024	5,396,219	7,279
U.S. T-Note 10 Yr (CBT) Futures	142	December 2024	16,125,875	87,404
U.S. Ultra Bond (CBT) Futures	34	September 2024	4,450,812	(311,366)
U.S. Ultra Bond (CBT) Futures	3	December 2024	395,812	4,456

				$2,653,418

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	BRL	7,339	USD	1,329	09/04/2024	$26,835
Bank of America, NA	BRL	9,289	USD	1,642	09/04/2024	(6,251)
Bank of America, NA	USD	1,598	BRL	9,038	09/04/2024	5,741
Bank of America, NA	USD	1,370	BRL	7,590	09/04/2024	(23,572)
Bank of America, NA	CLP	779,949	USD	844	09/12/2024	(9,005)
Bank of America, NA	COP	6,674,887	USD	1,630	09/12/2024	35,371
Bank of America, NA	COP	4,294,662	USD	1,016	09/12/2024	(9,583)
Bank of America, NA	CZK	68,422	USD	2,938	09/12/2024	(83,958)
Bank of America, NA	HUF	769,814	USD	2,104	09/12/2024	(60,202)
Bank of America, NA	PEN	2,560	USD	681	09/12/2024	(2,172)
Bank of America, NA	USD	159	CLP	145,634	09/12/2024	379
Bank of America, NA	USD	1,086	COP	4,452,835	09/12/2024	(22,927)
Bank of America, NA	USD	596	CZK	13,810	09/12/2024	13,548
Bank of America, NA	USD	1,206	PEN	4,523	09/12/2024	595

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 33

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	USD	686	PEN	2,562	09/12/2024	$(2,333)
Bank of America, NA	INR	149,142	USD	1,779	09/13/2024	694
Bank of America, NA	INR	405,711	USD	4,830	09/13/2024	(7,077)
Bank of America, NA	USD	4,885	INR	408,901	09/13/2024	(9,419)
Bank of America, NA	AUD	3,547	USD	2,364	09/19/2024	(37,883)
Bank of America, NA	SEK	40,029	USD	3,927	09/19/2024	25,288
Bank of America, NA	SEK	70,191	USD	6,673	09/19/2024	(168,282)
Bank of America, NA	USD	827	AUD	1,262	09/19/2024	27,203
Bank of America, NA	USD	2,299	NOK	25,289	09/19/2024	86,490
Bank of America, NA	USD	1,710	SEK	18,279	09/19/2024	71,974
Bank of America, NA	USD	4,348	NZD	7,248	09/26/2024	183,494
Bank of America, NA	CNH	3,778	USD	521	09/27/2024	(13,307)
Bank of America, NA	USD	338	CNH	2,444	09/27/2024	7,987
Bank of America, NA	KRW	991,925	USD	727	10/18/2024	(16,494)
Bank of America, NA	USD	724	KRW	981,460	10/18/2024	12,053
Bank of America, NA	USD	490	KRW	652,023	10/18/2024	(873)
Bank of America, NA	CHF	928	USD	1,108	10/25/2024	9,396
Bank of America, NA	USD	3,367	EUR	3,007	10/25/2024	(34,609)
Bank of America, NA	USD	2,222	PHP	124,554	10/25/2024	(7,610)
Bank of America, NA	CAD	9,186	USD	6,777	11/07/2024	(52,235)
Bank of America, NA	USD	8,802	CAD	11,930	11/07/2024	67,839
Bank of America, NA	GBP	6,917	USD	9,159	11/08/2024	71,133
Bank of America, NA	USD	6,446	GBP	4,868	11/08/2024	(50,065)
Bank of America, NA	TWD	17,633	USD	562	11/22/2024	5,230
Bank of America, NA	USD	207	TWD	6,529	11/22/2024	(787)
Barclays Bank PLC	BRL	928	USD	168	09/04/2024	2,852
Barclays Bank PLC	BRL	11,348	USD	1,974	09/04/2024	(39,147)
Barclays Bank PLC	USD	2,170	BRL	12,276	09/04/2024	7,799
Barclays Bank PLC	USD	176	CLP	166,984	09/12/2024	6,539
Barclays Bank PLC	USD	382	PEN	1,435	09/12/2024	999
Barclays Bank PLC	INR	54,871	USD	655	09/13/2024	1,201
Barclays Bank PLC	USD	3,336	INR	280,037	09/13/2024	3,295
Barclays Bank PLC	SEK	13,138	USD	1,252	09/19/2024	(28,488)
Barclays Bank PLC	USD	767	AUD	1,149	09/19/2024	11,059
Barclays Bank PLC	USD	1,976	SEK	21,177	09/19/2024	88,501
Barclays Bank PLC	NZD	2,180	USD	1,279	09/26/2024	(84,246)
Barclays Bank PLC	USD	2,821	MXN	51,409	09/26/2024	(219,332)
Barclays Bank PLC	USD	167	BRL	928	10/02/2024	(2,875)
Barclays Bank PLC	USD	136	KRW	188,569	10/18/2024	4,897
Barclays Bank PLC	IDR	30,390,375	USD	1,857	10/25/2024	(99,370)
Barclays Bank PLC	PHP	40,519	USD	720	10/25/2024	130
Barclays Bank PLC	PHP	64,173	USD	1,095	10/25/2024	(45,642)
Barclays Bank PLC	USD	1,074	EUR	963	10/25/2024	(7,380)
Barclays Bank PLC	USD	3,294	IDR	53,658,353	10/25/2024	160,818
Barclays Bank PLC	USD	759	IDR	11,720,078	10/25/2024	(4,441)
Barclays Bank PLC	USD	2,347	PHP	137,117	10/25/2024	91,120
Barclays Bank PLC	MYR	18,201	USD	4,153	11/21/2024	(80,366)
Barclays Bank PLC	USD	2,136	MYR	9,269	11/21/2024	20,049
Barclays Bank PLC	TWD	25,358	USD	804	11/22/2024	2,653
BNP Paribas SA	CLP	3,087,448	USD	3,373	09/12/2024	(5,669)
BNP Paribas SA	USD	539	PLN	2,125	09/12/2024	9,407

34 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
BNP Paribas SA	EUR	17,604	USD	19,231	10/17/2024	$(267,364)
BNP Paribas SA	USD	1,647	EUR	1,477	10/25/2024	(9,633)
Citibank, NA	CZK	15,705	USD	690	09/12/2024	(3,896)
Citibank, NA	PEN	1,259	USD	334	09/12/2024	(2,023)
Citibank, NA	USD	2,012	COP	8,201,251	09/12/2024	(53,398)
Citibank, NA	INR	28,344	USD	337	09/13/2024	(468)
Citibank, NA	USD	1,361	INR	114,296	09/13/2024	1,761
Citibank, NA	USD	970	INR	81,175	09/13/2024	(1,797)
Citibank, NA	MXN	12,661	USD	639	09/26/2024	(1,197)
Citibank, NA	USD	1,676	MXN	31,696	09/26/2024	(71,622)
Citibank, NA	SGD	906	USD	691	10/18/2024	(4,723)
Citibank, NA	USD	691	SGD	909	10/18/2024	6,896
Citibank, NA	EUR	2,674	USD	2,954	10/25/2024	(8,523)
Citibank, NA	USD	671	IDR	10,891,259	10/25/2024	30,612
Deutsche Bank AG	COP	1,114,678	USD	277	09/12/2024	11,051
Deutsche Bank AG	CZK	16,990	USD	733	09/12/2024	(17,359)
Deutsche Bank AG	PEN	845	USD	226	09/12/2024	663
Deutsche Bank AG	USD	1,271	HUF	462,842	09/12/2024	30,427
Deutsche Bank AG	USD	256	PEN	957	09/12/2024	(909)
Deutsche Bank AG	INR	223,049	USD	2,663	09/13/2024	4,096
Deutsche Bank AG	SEK	6,008	USD	587	09/19/2024	1,280
Deutsche Bank AG	SEK	26,637	USD	2,537	09/19/2024	(59,252)
Deutsche Bank AG	USD	4,302	AUD	6,524	09/19/2024	115,200
Deutsche Bank AG	USD	584	NOK	6,422	09/19/2024	21,694
Deutsche Bank AG	USD	908	SEK	9,521	09/19/2024	20,395
Deutsche Bank AG	NZD	2,099	USD	1,313	09/26/2024	675
Deutsche Bank AG	KRW	1,866,266	USD	1,410	10/18/2024	11,047
Deutsche Bank AG	KRW	784,228	USD	576	10/18/2024	(11,941)
Deutsche Bank AG		EUR814	USD	895	10/25/2024	(7,414)
Deutsche Bank AG	PHP	45,084	USD	801	10/25/2024	(140)
Deutsche Bank AG	USD	163	IDR	2,636,028	10/25/2024	7,129
Deutsche Bank AG	USD	227	IDR	3,512,111	10/25/2024	(971)
Deutsche Bank AG	USD	169	PHP	9,687	10/25/2024	3,244
Goldman Sachs Bank USA	BRL	3,817	USD	675	09/04/2024	(2,425)
Goldman Sachs Bank USA	USD	693	BRL	3,817	09/04/2024	(15,418)
Goldman Sachs Bank USA	CLP	248,711	USD	269	09/12/2024	(3,085)
Goldman Sachs Bank USA	PEN	7,216	USD	1,931	09/12/2024	5,476
Goldman Sachs Bank USA	USD	216	CLP	205,709	09/12/2024	9,443
Goldman Sachs Bank USA	USD	378	CLP	344,779	09/12/2024	(1,176)
Goldman Sachs Bank USA	USD	532	COP	2,148,660	09/12/2024	(19,097)
Goldman Sachs Bank USA	INR	158,309	USD	1,886	09/13/2024	(1,071)
Goldman Sachs Bank USA	USD	421	INR	35,305	09/13/2024	258
Goldman Sachs Bank USA	NOK	25,289	USD	2,352	09/19/2024	(33,385)
Goldman Sachs Bank USA	USD	536	AUD	791	09/19/2024	(329)
Goldman Sachs Bank USA	NZD	13,491	USD	8,144	09/26/2024	(290,979)
Goldman Sachs Bank USA	USD	1,286	EUR	1,174	09/26/2024	13,195
Goldman Sachs Bank USA	USD	1,212	NZD	2,056	09/26/2024	73,368
Goldman Sachs Bank USA	USD	3,037	JPY	445,874	10/17/2024	31,765
Goldman Sachs Bank USA	KRW	1,213,153	USD	916	10/18/2024	6,005
Goldman Sachs Bank USA	KRW	1,174,310	USD	852	10/18/2024	(27,961)
Goldman Sachs Bank USA	CHF	4,963	USD	5,873	10/25/2024	(933)

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 35

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Goldman Sachs Bank USA	IDR	18,559,996	USD	1,196	10/25/2024	$1,378
Goldman Sachs Bank USA	IDR	10,433,117	USD	671	10/25/2024	(221)
Goldman Sachs Bank USA	USD	632	CHF	542	10/25/2024	9,644
Goldman Sachs Bank USA	USD	3,993	IDR	64,760,712	10/25/2024	175,971
Goldman Sachs Bank USA	USD	348	PHP	19,646	10/25/2024	934
Goldman Sachs Bank USA	USD	713	MYR	3,107	11/21/2024	9,514
Goldman Sachs Bank USA	TWD	8,455	USD	269	11/22/2024	1,967
HSBC Bank USA	COP	1,387,693	USD	345	09/12/2024	13,093
HSBC Bank USA	USD	343	PEN	1,280	09/12/2024	(1,124)
HSBC Bank USA	USD	332	INR	27,881	09/13/2024	65
HSBC Bank USA	SGD	906	USD	676	10/18/2024	(20,118)
HSBC Bank USA	USD	673	SGD	900	10/18/2024	18,679
HSBC Bank USA	IDR	10,822,130	USD	680	10/25/2024	(16,738)
HSBC Bank USA	USD	335	IDR	5,354,653	10/25/2024	9,687
JPMorgan Chase Bank, NA	BRL	9,907	USD	1,752	09/04/2024	(6,293)
JPMorgan Chase Bank, NA	JPY	1,340,000	USD	8,702	09/04/2024	(464,323)
JPMorgan Chase Bank, NA	USD	1,746	BRL	9,907	09/04/2024	11,788
JPMorgan Chase Bank, NA	COP	5,716,356	USD	1,412	09/12/2024	47,027
JPMorgan Chase Bank, NA	CZK	13,890	USD	617	09/12/2024	3,958
JPMorgan Chase Bank, NA	PLN	6,932	USD	1,760	09/12/2024	(28,945)
JPMorgan Chase Bank, NA	USD	229	CLP	213,220	09/12/2024	4,793
JPMorgan Chase Bank, NA	USD	165	CLP	150,840	09/12/2024	(162)
JPMorgan Chase Bank, NA	USD	204	COP	832,121	09/12/2024	(5,524)
JPMorgan Chase Bank, NA	USD	1,266	PLN	4,986	09/12/2024	20,820
JPMorgan Chase Bank, NA	USD	1,603	INR	134,296	09/13/2024	(2,010)
JPMorgan Chase Bank, NA	AUD	1,259	USD	826	09/19/2024	(26,935)
JPMorgan Chase Bank, NA	JPY	1,588,831	USD	10,884	10/17/2024	(52,573)
JPMorgan Chase Bank, NA	USD	701	ZAR	12,596	10/17/2024	2,861
JPMorgan Chase Bank, NA	KRW	609,636	USD	443	10/18/2024	(14,201)
JPMorgan Chase Bank, NA	EUR	1,516	USD	1,701	10/25/2024	20,634
JPMorgan Chase Bank, NA	USD	309	IDR	4,939,755	10/25/2024	8,898
JPMorgan Chase Bank, NA	JPY	3,256,000	USD	22,339	11/20/2024	(176,736)
JPMorgan Chase Bank, NA	TWD	5,698	USD	178	11/22/2024	(1,887)
Morgan Stanley Capital Services, Inc.	CLP	197,374	USD	208	09/12/2024	(8,104)
Morgan Stanley Capital Services, Inc.	COP	5,888,294	USD	1,476	09/12/2024	69,939
Morgan Stanley Capital Services, Inc.	EUR	17,528	USD	19,020	09/12/2024	(361,813)
Morgan Stanley Capital Services, Inc.	USD	300	PEN	1,123	09/12/2024	(106)
Morgan Stanley Capital Services, Inc.	USD	540	PLN	2,127	09/12/2024	9,255
Morgan Stanley Capital Services, Inc.	INR	17,928	USD	213	09/13/2024	(413)
Morgan Stanley Capital Services, Inc.	USD	516	INR	43,263	09/13/2024	223
Morgan Stanley Capital Services, Inc.	AUD	14,089	USD	9,370	09/19/2024	(169,865)
Morgan Stanley Capital Services, Inc.	NOK	67,984	USD	6,338	09/19/2024	(74,588)

36 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.	USD	1,661	AUD	2,529	09/19/2024	$51,743
Morgan Stanley Capital Services, Inc.	USD	6,721	SEK	70,838	09/19/2024	183,508
Morgan Stanley Capital Services, Inc.	NZD	1,837	USD	1,106	09/26/2024	(42,468)
Morgan Stanley Capital Services, Inc.	USD	978	NZD	1,642	09/26/2024	48,566
Morgan Stanley Capital Services, Inc.	CNH	41,154	USD	5,685	09/27/2024	(134,900)
Morgan Stanley Capital Services, Inc.	KRW	3,143,424	USD	2,294	10/18/2024	(62,632)
Morgan Stanley Capital Services, Inc.	USD	2,503	KRW	3,427,921	10/18/2024	66,933
Morgan Stanley Capital Services, Inc.	USD	148	KRW	197,362	10/18/2024	(267)
Morgan Stanley Capital Services, Inc.	EUR	3,028	USD	3,320	10/25/2024	(35,616)
Morgan Stanley Capital Services, Inc.	USD	5,222	EUR	4,763	10/25/2024	56,016
Morgan Stanley Capital Services, Inc.	USD	5,446	MYR	24,086	11/21/2024	156,244
Morgan Stanley Capital Services, Inc.	TWD	36,152	USD	1,138	11/22/2024	(3,793)
State Street Bank & Trust Co.	CZK	39,073	USD	1,674	09/12/2024	(51,683)
State Street Bank & Trust Co.	HUF	120,907	USD	344	09/12/2024	3,712
State Street Bank & Trust Co.	HUF	243,577	USD	673	09/12/2024	(11,592)
State Street Bank & Trust Co.	PLN	920	USD	239	09/12/2024	1,167
State Street Bank & Trust Co.	PLN	5,129	USD	1,303	09/12/2024	(20,401)
State Street Bank & Trust Co.	THB	121,115	USD	3,347	09/12/2024	(233,893)
State Street Bank & Trust Co.	USD	1,379	CZK	31,898	09/12/2024	29,486
State Street Bank & Trust Co.	USD	506	CZK	11,431	09/12/2024	(1,247)
State Street Bank & Trust Co.	USD	2,575	HUF	932,135	09/12/2024	46,494
State Street Bank & Trust Co.	USD	908	HUF	321,363	09/12/2024	(3,931)
State Street Bank & Trust Co.	USD	1,418	PLN	5,592	09/12/2024	25,208
State Street Bank & Trust Co.	USD	257	PLN	992	09/12/2024	(1,051)
State Street Bank & Trust Co.	USD	3,018	THB	105,632	09/12/2024	105,538
State Street Bank & Trust Co.	AUD	404	USD	274	09/19/2024	845
State Street Bank & Trust Co.	AUD	2,388	USD	1,597	09/19/2024	(19,496)
State Street Bank & Trust Co.	NOK	22,940	USD	2,115	09/19/2024	(49,229)
State Street Bank & Trust Co.	SEK	3,264	USD	320	09/19/2024	2,285
State Street Bank & Trust Co.	SEK	5,101	USD	484	09/19/2024	(13,387)
State Street Bank & Trust Co.	USD	908	AUD	1,374	09/19/2024	23,023
State Street Bank & Trust Co.	USD	333	AUD	490	09/19/2024	(1,333)
State Street Bank & Trust Co.	USD	1,508	NOK	16,481	09/19/2024	46,195
State Street Bank & Trust Co.	USD	670	NOK	7,027	09/19/2024	(6,857)
State Street Bank & Trust Co.	USD	1,599	SEK	16,828	09/19/2024	41,047
State Street Bank & Trust Co.	MXN	39,024	USD	2,053	09/26/2024	78,620
State Street Bank & Trust Co.	NZD	701	USD	417	09/26/2024	(20,978)
State Street Bank & Trust Co.	USD	261	MXN	5,005	09/26/2024	(7,354)
State Street Bank & Trust Co.	USD	1,219	NZD	2,021	09/26/2024	44,435

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 37

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	CNH	6,377	USD	890	09/27/2024	$(11,895)
State Street Bank & Trust Co.	USD	1,056	CNH	7,497	09/27/2024	3,779
State Street Bank & Trust Co.	JPY	375,460	USD	2,605	10/17/2024	20,639
State Street Bank & Trust Co.	JPY	12,853	USD	88	10/17/2024	(110)
State Street Bank & Trust Co.	USD	483	ZAR	8,690	10/17/2024	2,276
State Street Bank & Trust Co.	ZAR	8,690	USD	487	10/17/2024	1,417
State Street Bank & Trust Co.	ZAR	12,596	USD	703	10/17/2024	(968)
State Street Bank & Trust Co.	SGD	449	USD	335	10/18/2024	(10,073)
State Street Bank & Trust Co.	USD	348	SGD	453	10/18/2024	281
State Street Bank & Trust Co.	CHF	193	USD	229	10/25/2024	224
State Street Bank & Trust Co.	CHF	292	USD	342	10/25/2024	(4,015)
State Street Bank & Trust Co.	EUR	1,230	USD	1,348	10/25/2024	(14,826)
State Street Bank & Trust Co.	USD	239	CHF	204	10/25/2024	2,341
State Street Bank & Trust Co.	USD	1,560	EUR	1,416	10/25/2024	9,332
State Street Bank & Trust Co.	USD	201	EUR	181	10/25/2024	(438)
State Street Bank & Trust Co.	CAD	616	USD	454	11/07/2024	(3,899)
State Street Bank & Trust Co.	USD	270	CAD	366	11/07/2024	2,225
State Street Bank & Trust Co.	USD	204	CAD	274	11/07/2024	(430)
State Street Bank & Trust Co.	USD	345	GBP	261	11/08/2024	(2,014)
UBS AG	USD	2,188	JPY	318,723	10/17/2024	5,776

						$(1,388,812)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at August 31, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 42, 5 Year Index, 06/20/2029*	(5.00)%	Quarterly	3.21%	USD	13,370	$(1,089,680)	$(846,635)	$(243,045)
iTraxx-Europe Series 41, 5 Year Index, 06/20/2029*	(1.00)	Quarterly	0.53	EUR	3,010	(77,748)	(72,323)	(5,425)

Sale Contracts
CDX-NAHY Series 42, 5 Year Index, 06/20/2029*	5.00	Quarterly	3.21	USD	11,000	898,134	718,583	179,551
iTraxx Xover Series 41, 5 Year Index, 06/20/2029*	5.00	Quarterly	2.88	EUR	2,500	267,423	231,850	35,573

						$(1,871)	$31,475	$(33,346)

*	Termination date

38 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
CNY	107,330	02/21/2025	China 7-Day Reverse Repo Rate	2.620%	Quarterly	$61,451	$	– 0	–	$61,451
SEK	14,495	08/30/2026	2.290%	3 Month STIBOR	Annual/Quarterly	(759)		– 0	–	(759)
SEK	14,495	09/02/2026	2.257%	3 Month STIBOR	Annual/Quarterly	(222)		– 0	–	(222)
SEK	14,495	09/02/2026	2.298%	3 Month STIBOR	Annual/Quarterly	(1,341)		– 0	–	(1,341)
SEK	14,494	09/02/2026	2.265%	3 Month STIBOR	Annual/Quarterly	(441)		– 0	–	(441)
SEK	13,261	09/02/2026	2.250%	3 Month STIBOR	Annual/Quarterly	(29)		– 0	–	(29)
CHF	253	05/10/2034	1.195%	1 Day SARON	Annual	(12,551)		– 0	–	(12,551)
CHF	122	06/06/2034	1.280%	1 Day SARON	Annual	(7,302)		– 0	–	(7,302)
CHF	141	06/13/2034	1.290%	1 Day SARON	Annual	(8,616)		– 0	–	(8,616)
SEK	836	06/26/2034	3 Month STIBOR	2.613%	Quarterly/Annual	2,170		– 0	–	2,170
SEK	1,867	07/01/2034	3 Month STIBOR	2.587%	Quarterly/Annual	4,426		– 0	–	4,426
CHF	154	07/15/2034	0.977%	1 Day SARON	Annual	(3,914)		– 0	–	(3,914)
CHF	159	07/16/2034	0.990%	1 Day SARON	Annual	(4,289)		– 0	–	(4,289)
SEK	3,510	07/19/2034	3 Month STIBOR	2.438%	Quarterly/Annual	3,956		– 0	–	3,956
SEK	2,751	07/22/2034	3 Month STIBOR	2.426%	Quarterly/Annual	2,834		– 0	–	2,834
SEK	2,119	08/02/2034	3 Month STIBOR	2.366%	Quarterly/Annual	1,140		– 0	–	1,140
SEK	10,258	08/05/2034	3 Month STIBOR	2.307%	Quarterly/Annual	405		– 0	–	405
CHF	201	08/05/2034	0.817%	1 Day SARON	Annual	(1,455)		– 0	–	(1,455)
CHF	174	08/05/2034	0.827%	1 Day SARON	Annual	(1,459)		– 0	–	(1,459)
NZD	2,601	08/06/2034	3 Month BKBM	3.945%	Quarterly/Semi-Annual	(9,404)		– 0	–	(9,404)
NOK	3,349	08/08/2034	6 Month NIBOR	3.350%	Semi-Annual/Annual	(3,304)		– 0	–	(3,304)
CHF	315	08/08/2034	0.741%	1 Day SARON	Annual	461		– 0	–	461
SEK	4,043	08/13/2034	3 Month STIBOR	2.284%	Quarterly/Annual	(554)		– 0	–	(554)
CHF	198	08/13/2034	0.788%	1 Day SARON	Annual	(776)		– 0	–	(776)
SEK	2,658	08/16/2034	3 Month STIBOR	2.243%	Quarterly/Annual	(1,274)		– 0	–	(1,274)

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 39

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
NOK	2,031	08/16/2034	6 Month NIBOR	3.453%	Semi- Annual/ Annual	$(313)	$	– 0	–	$(313)
NZD	1,168	08/16/2034	3 Month BKBM	3.862%	Quarterly/ Semi- Annual	(8,952)		– 0	–	(8,952)
NOK	2,630	08/22/2034	6 Month NIBOR	3.443%	Semi- Annual/ Annual	(574)		– 0	–	(574)
NOK	8,751	08/27/2034	6 Month NIBOR	3.433%	Semi- Annual/ Annual	(2,241)		– 0	–	(2,241)
NZD	256	08/27/2034	3 Month BKBM	3.886%	Quarterly/ Semi- Annual	(1,605)		– 0	–	(1,605)

						$5,468	$	– 0	–	$5,468

TOTAL RETURN SWAPS (see Note D)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Receive Total Return on Reference Obligation
JPMorgan Chase Bank, NA
Network International Holdings PLC	SONIA plus 0.30%	Maturity	GBP	905	08/10/2026	$6,010
Merrill Lynch International
Bloomberg Commodity Index	0.00%	Maturity	USD	14,297	09/16/2024	(781,394)
Morgan Stanley Capital Services LLC
Canadian Western Bank	CORRA plus 0.40%	Maturity	CAD	120	10/20/2025	10,567
Canadian Western Bank	CORRA plus 0.40%	Maturity	CAD	80	10/20/2025	(1,122)
Canadian Western Bank	CORRA plus 0.40%	Maturity	CAD	73	10/20/2025	5,392
Canadian Western Bank	CORRA plus 0.40%	Maturity	CAD	73	10/20/2025	5,871
Canadian Western Bank	CORRA plus 0.40%	Maturity	CAD	72	10/20/2025	5,837
Canadian Western Bank	CORRA plus 0.40%	Maturity	CAD	71	10/20/2025	5,604
Canadian Western Bank	CORRA plus 0.40%	Maturity	CAD	48	10/20/2025	3,213
Canadian Western Bank	CORRA plus 0.40%	Maturity	CAD	46	10/20/2025	3,594
Canadian Western Bank	CORRA plus 0.40%	Maturity	CAD	43	10/20/2025	2,046

40 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Canadian Western Bank	CORRA plus 0.40%	Maturity	CAD	38	10/20/2025	$2,172
Canadian Western Bank	CORRA plus 0.40%	Maturity	CAD	36	10/20/2025	1,488
Canadian Western Bank	CORRA plus 0.40%	Maturity	CAD	35	10/20/2025	1,274
Canadian Western Bank	CORRA plus 0.40%	Maturity	CAD	34	10/20/2025	(74)
Canadian Western Bank	CORRA plus 0.40%	Maturity	CAD	32	10/20/2025	2,110
Canadian Western Bank	CORRA plus 0.40%	Maturity	CAD	31	10/20/2025	787
Canadian Western Bank	CORRA plus 0.40%	Maturity	CAD	26	10/20/2025	816
Canadian Western Bank	CORRA plus 0.40%	Maturity	CAD	25	10/20/2025	1,062
Canadian Western Bank	CORRA plus 0.40%	Maturity	CAD	24	10/20/2025	1,734
Canadian Western Bank	CORRA plus 0.40%	Maturity	CAD	24	10/20/2025	1,737
Canadian Western Bank	CORRA plus 0.40%	Maturity	CAD	9	10/20/2025	187
Canadian Western Bank	CORRA plus 0.40%	Maturity	CAD	6	10/20/2025	204
Darktrace PLC	EFFR plus 0.30%	Maturity	USD	82	10/20/2025	3,388
Darktrace PLC	EFFR plus 0.30%	Maturity	USD	76	10/20/2025	3,135
Darktrace PLC	EFFR plus 0.30%	Maturity	USD	56	10/20/2025	2,212
Darktrace PLC	EFFR plus 0.30%	Maturity	USD	49	10/20/2025	1,937
Darktrace PLC	EFFR plus 0.30%	Maturity	USD	39	10/20/2025	1,696
DS Smith PLC	SONIA plus 0.50%	Maturity	GBP	101	10/20/2025	25,894
DS Smith PLC	SONIA plus 0.50%	Maturity	GBP	91	10/20/2025	25,371
DS Smith PLC	SONIA plus 0.50%	Maturity	GBP	89	10/20/2025	23,460
DS Smith PLC	SONIA plus 0.50%	Maturity	GBP	61	10/20/2025	15,946
DS Smith PLC	SONIA plus 0.50%	Maturity	GBP	61	10/20/2025	18,249
DS Smith PLC	SONIA plus 0.50%	Maturity	GBP	54	10/20/2025	13,995
DS Smith PLC	SONIA plus 0.50%	Maturity	GBP	54	10/20/2025	17,237
DS Smith PLC	SONIA plus 0.50%	Maturity	GBP	49	10/20/2025	14,006

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 41

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
DS Smith PLC	SONIA plus 0.50%	Maturity	GBP	44	10/20/2025	$11,515
DS Smith PLC	SONIA plus 0.50%	Maturity	GBP	39	10/20/2025	11,524
DS Smith PLC	SONIA plus 0.50%	Maturity	GBP	38	10/20/2025	11,212
DS Smith PLC	SONIA plus 0.50%	Maturity	GBP	35	10/20/2025	9,191
DS Smith PLC	SONIA plus 0.50%	Maturity	GBP	35	10/20/2025	9,027
DS Smith PLC	SONIA plus 0.50%	Maturity	GBP	31	10/20/2025	8,676
DS Smith PLC	SONIA plus 0.50%	Maturity	GBP	30	10/20/2025	8,032
DS Smith PLC	SONIA plus 0.50%	Maturity	GBP	30	10/20/2025	8,870
DS Smith PLC	SONIA plus 0.50%	Maturity	GBP	26	10/20/2025	8,998
DS Smith PLC	SONIA plus 0.50%	Maturity	GBP	24	10/20/2025	6,089
DS Smith PLC	SONIA plus 0.50%	Maturity	GBP	22	10/20/2025	6,629
DS Smith PLC	SONIA plus 0.50%	Maturity	GBP	17	10/20/2025	5,298
DS Smith PLC	SONIA plus 0.50%	Maturity	GBP	16	10/20/2025	4,197
DS Smith PLC	SONIA plus 0.50%	Maturity	GBP	12	10/20/2025	3,187
DS Smith PLC	SONIA plus 0.50%	Maturity	GBP	12	10/20/2025	3,446
DS Smith PLC	SONIA plus 0.50%	Maturity	GBP	5	10/20/2025	1,399
Hargreaves Lansdown PLC	SONIA plus 0.50%	Maturity	GBP	43	10/20/2025	426
Hargreaves Lansdown PLC	SONIA plus 0.50%	Maturity	GBP	43	10/20/2025	529
KOSPI 200 Futures	0.00%	Maturity	KRW	544,200	09/12/2024	(3,374)
KOSPI 200 Futures	0.00%	Maturity	KRW	544,200	09/12/2024	(7,183)
KOSPI 200 Futures	0.00%	Maturity	KRW	272,100	09/12/2024	(3,261)
Neoen SA	EURIBOR plus 0.50%	Maturity	EUR	2	10/20/2025	20
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	45	10/20/2025	2,260
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	40	10/20/2025	1,721
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	39	10/20/2025	508
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	30	10/20/2025	855
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	30	10/20/2025	458

42 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	28	10/20/2025	$(1,007)
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	25	10/20/2025	882
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	25	10/20/2025	1,247
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	25	10/20/2025	393
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	25	10/20/2025	338
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	24	10/20/2025	286
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	20	10/20/2025	(1,008)
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	18	10/20/2025	(703)
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	17	10/20/2025	556
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	10	10/20/2025	45
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	2	10/20/2025	(83)
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	1	10/20/2025	(23)
Stelco Holdings, Inc.	CORRA plus 0.40%	Maturity	CAD	432	10/20/2025	(3,477)
Stelco Holdings, Inc.	CORRA plus 0.40%	Maturity	CAD	214	10/20/2025	(1,722)
Stelco Holdings, Inc.	CORRA plus 0.40%	Maturity	CAD	105	10/20/2025	(515)
Stelco Holdings, Inc.	CORRA plus 0.40%	Maturity	CAD	62	10/20/2025	(173)
Swiss Market Index Futures	0.00%	Maturity	CHF	249	09/20/2024	(370)
Virgin Money UK PLC	SONIA plus 0.50%	Maturity	GBP	36	10/20/2025	(5)
Virgin Money UK PLC	SONIA plus 0.50%	Maturity	GBP	31	10/20/2025	(70)
Virgin Money UK PLC	SONIA plus 0.50%	Maturity	GBP	24	10/20/2025	20
Virgin Money UK PLC	SONIA plus 0.50%	Maturity	GBP	4	10/20/2025	(3)

Pay Total Return on Reference Obligation
Goldman Sachs International
Capital One Financial Corp.	SOFR minus 0.35%	Maturity	USD	367	07/15/2025	(14,304)
Capital One Financial Corp.	SOFR minus 0.35%	Maturity	USD	172	07/15/2025	(5,517)
Capital One Financial Corp.	SOFR minus 0.35%	Maturity	USD	82	07/15/2025	(2,813)

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 43

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Capital One Financial Corp.	SOFR minus 0.35%	Maturity	USD	65	07/15/2025	$(3,106)
Capital One Financial Corp.	SOFR minus 0.35%	Maturity	USD	64	07/15/2025	(2,324)
Capital One Financial Corp.	SOFR minus 0.35%	Maturity	USD	56	07/15/2025	(48)
Capital One Financial Corp.	SOFR minus 0.35%	Maturity	USD	56	07/15/2025	(2,078)
Capital One Financial Corp.	SOFR minus 0.35%	Maturity	USD	55	07/15/2025	1,189
Capital One Financial Corp.	SOFR minus 0.35%	Maturity	USD	53	07/15/2025	(2,137)
Capital One Financial Corp.	SOFR minus 0.35%	Maturity	USD	46	07/15/2025	(234)
Capital One Financial Corp.	SOFR minus 0.35%	Maturity	USD	37	07/15/2025	(546)
Capital One Financial Corp.	SOFR minus 0.35%	Maturity	USD	34	07/15/2025	(122)
Capital One Financial Corp.	SOFR minus 0.35%	Maturity	USD	33	07/15/2025	(740)
Capital One Financial Corp.	SOFR minus 0.35%	Maturity	USD	33	07/15/2025	(277)
Capital One Financial Corp.	SOFR minus 0.35%	Maturity	USD	15	07/15/2025	(606)
Schlumberger Ltd.	SOFR minus 0.35%	Maturity	USD	254	07/15/2025	63,914
Schlumberger Ltd.	SOFR minus 0.35%	Maturity	USD	103	07/15/2025	15,397
Schlumberger Ltd.	SOFR minus 0.35%	Maturity	USD	74	07/15/2025	9,643
Schlumberger Ltd.	SOFR minus 0.35%	Maturity	USD	68	07/15/2025	9,555
Schlumberger Ltd.	SOFR minus 0.35%	Maturity	USD	61	07/15/2025	15,433
Schlumberger Ltd.	SOFR minus 0.35%	Maturity	USD	58	07/15/2025	7,571
Schlumberger Ltd.	SOFR minus 0.35%	Maturity	USD	55	07/15/2025	6,960
Schlumberger Ltd.	SOFR minus 0.35%	Maturity	USD	55	07/15/2025	14,096
Schlumberger Ltd.	SOFR minus 0.35%	Maturity	USD	52	07/15/2025	6,130
Schlumberger Ltd.	SOFR minus 0.35%	Maturity	USD	43	07/15/2025	4,909
Schlumberger Ltd.	SOFR minus 0.35%	Maturity	USD	41	07/15/2025	5,276
Schlumberger Ltd.	SOFR minus 0.35%	Maturity	USD	39	07/15/2025	6,168
Schlumberger Ltd.	SOFR minus 0.35%	Maturity	USD	36	07/15/2025	14

44 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
Schlumberger Ltd.	SOFR minus 0.35%	Maturity	USD	36		07/15/2025	$4,592
Schlumberger Ltd.	SOFR minus 0.35%	Maturity	USD	35		07/15/2025	(230)
Schlumberger Ltd.	SOFR minus 0.35%	Maturity	USD	34		07/15/2025	3,838
Schlumberger Ltd.	SOFR minus 0.35%	Maturity	USD	30		07/15/2025	4,270
Schlumberger Ltd.	SOFR minus 0.35%	Maturity	USD	24		07/15/2025	2,537
Schlumberger Ltd.	SOFR minus 0.35%	Maturity	USD	18		07/15/2025	4,423
Schlumberger Ltd.	SOFR minus 0.35%	Maturity	USD	15		07/15/2025	1,635
Schlumberger Ltd.	SOFR minus 0.35%	Maturity	USD	15		07/15/2025	1,067
Schlumberger Ltd.	SOFR minus 0.35%	Maturity	USD	12		07/15/2025	1,999
Schlumberger Ltd.	SOFR minus 0.35%	Maturity	USD	6		07/15/2025	803
Schlumberger Ltd.	SOFR minus 0.35%	Maturity	USD	4		07/15/2025	635
Schlumberger Ltd.	SOFR minus 0.35%	Maturity	USD	1		07/15/2025	101
Schlumberger Ltd.	SOFR minus 0.35%	Maturity	USD	1		07/15/2025	119
Schlumberger Ltd.	SOFR minus 0.35%	Maturity	USD	0	***	07/15/2025	72
Schlumberger Ltd.	SOFR minus 0.35%	Maturity	USD	0	***	07/15/2025	50
Schlumberger Ltd.	SOFR minus 0.35%	Maturity	USD	0	***	07/15/2025	38
Schlumberger Ltd.	SOFR minus 0.35%	Maturity	USD	0	***	07/15/2025	28
Morgan Stanley Capital Services LLC
Cleveland-Cliffs, Inc.	CORRA minus 0.35%	Maturity	CAD	65		10/20/2025	13,119
Cleveland-Cliffs, Inc.	CORRA minus 0.35%	Maturity	CAD	26		10/20/2025	4,509
Cleveland-Cliffs, Inc.	CORRA minus 0.35%	Maturity	CAD	8		10/20/2025	371
Cleveland-Cliffs, Inc.	CORRA minus 0.35%	Maturity	CAD	0	***	10/20/2025	34
CoStar Group, Inc.	EFFR minus 0.35%	Maturity	USD	101		10/20/2025	12,600
CoStar Group, Inc.	EFFR minus 0.35%	Maturity	USD	44		10/20/2025	5,261
CoStar Group, Inc.	EFFR minus 0.35%	Maturity	USD	39		10/20/2025	4,659
CoStar Group, Inc.	EFFR minus 0.35%	Maturity	USD	26		10/20/2025	3,143

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 45

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
CoStar Group, Inc.	EFFR minus 0.35%	Maturity	USD	16		10/20/2025	$2,586
CoStar Group, Inc.	EFFR minus 0.35%	Maturity	USD	13		10/20/2025	2,176
First Advantage Corp.	EFFR minus 0.35%	Maturity	USD	15		10/20/2025	(2,320)
First Advantage Corp.	EFFR minus 0.35%	Maturity	USD	14		10/20/2025	(2,536)
First Advantage Corp.	EFFR minus 0.35%	Maturity	USD	12		10/20/2025	(1,770)
First Advantage Corp.	EFFR minus 0.35%	Maturity	USD	10		10/20/2025	(1,792)
First Advantage Corp.	EFFR minus 0.35%	Maturity	USD	10		10/20/2025	(1,314)
First Advantage Corp.	EFFR minus 0.35%	Maturity	USD	10		10/20/2025	(1,220)
First Advantage Corp.	EFFR minus 0.35%	Maturity	USD	9		10/20/2025	(1,448)
First Advantage Corp.	EFFR minus 0.35%	Maturity	USD	6		10/20/2025	(734)
First Advantage Corp.	EFFR minus 0.35%	Maturity	USD	4		10/20/2025	(639)
First Advantage Corp.	EFFR minus 0.35%	Maturity	USD	3		10/20/2025	(478)
First Advantage Corp.	EFFR minus 0.35%	Maturity	USD	3		10/20/2025	(365)
First Advantage Corp.	EFFR minus 0.35%	Maturity	USD	1		10/20/2025	(145)
First Advantage Corp.	EFFR minus 0.35%	Maturity	USD	1		10/20/2025	(102)
First Advantage Corp.	EFFR minus 0.35%	Maturity	USD	0	***	10/20/2025	(42)
First Advantage Corp.	EFFR minus 0.35%	Maturity	USD	0	***	10/20/2025	(42)
First Advantage Corp.	EFFR minus 0.35%	Maturity	USD	0	***	10/20/2025	(22)
IBOVESPA Futures	0.00%	Maturity	BRL	3,730		10/16/2024	1,913
IBOVESPA Futures	0.00%	Maturity	BRL	2,763		10/16/2024	1,166
IBOVESPA Futures	0.00%	Maturity	BRL	1,796		10/16/2024	(1,822)
International Paper Co.	SONIA minus 0.35%	Maturity	GBP	150		10/20/2025	(2,916)
International Paper Co.	SONIA minus 0.35%	Maturity	GBP	136		10/20/2025	(4,701)
International Paper Co.	SONIA minus 0.35%	Maturity	GBP	90		10/20/2025	(12,520)
International Paper Co.	SONIA minus 0.35%	Maturity	GBP	62		10/20/2025	(3,884)
International Paper Co.	SONIA minus 0.35%	Maturity	GBP	62		10/20/2025	(3,424)
International Paper Co.	SONIA minus 0.35%	Maturity	GBP	49		10/20/2025	(1,961)

46 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
International Paper Co.	SONIA minus 0.35%	Maturity	GBP	47	10/20/2025	$(2,439)
International Paper Co.	SONIA minus 0.35%	Maturity	GBP	45	10/20/2025	(5,750)
International Paper Co.	SONIA minus 0.35%	Maturity	GBP	39	10/20/2025	(3,774)
International Paper Co.	SONIA minus 0.35%	Maturity	GBP	38	10/20/2025	(1,780)
International Paper Co.	SONIA minus 0.35%	Maturity	GBP	36	10/20/2025	(6,035)
International Paper Co.	SONIA minus 0.35%	Maturity	GBP	35	10/20/2025	(6,035)
International Paper Co.	SONIA minus 0.35%	Maturity	GBP	34	10/20/2025	(2,256)
International Paper Co.	SONIA minus 0.35%	Maturity	GBP	30	10/20/2025	(4,155)
International Paper Co.	SONIA minus 0.35%	Maturity	GBP	29	10/20/2025	(5,096)
International Paper Co.	SONIA minus 0.35%	Maturity	GBP	24	10/20/2025	(3,752)
International Paper Co.	SONIA minus 0.35%	Maturity	GBP	16	10/20/2025	(818)
International Paper Co.	SONIA minus 0.35%	Maturity	GBP	13	10/20/2025	(824)
International Paper Co.	SONIA minus 0.35%	Maturity	GBP	12	10/20/2025	(537)
International Paper Co.	SONIA minus 0.35%	Maturity	GBP	12	10/20/2025	(454)
International Paper Co.	SONIA minus 0.35%	Maturity	GBP	10	10/20/2025	(534)
International Paper Co.	SONIA minus 0.35%	Maturity	GBP	8	10/20/2025	(387)
International Paper Co.	SONIA minus 0.35%	Maturity	GBP	6	10/20/2025	(82)
International Paper Co.	SONIA minus 0.35%	Maturity	GBP	4	10/20/2025	(265)
International Paper Co.	SONIA minus 0.35%	Maturity	GBP	1	10/20/2025	(72)
John Bean Technologies Corp.	EURIBOR minus 0.40%	Maturity	EUR	72	10/20/2025	8,588
John Bean Technologies Corp.	EURIBOR minus 0.40%	Maturity	EUR	51	10/20/2025	8,585
John Bean Technologies Corp.	EURIBOR minus 0.40%	Maturity	EUR	37	10/20/2025	3,044
John Bean Technologies Corp.	EURIBOR minus 0.40%	Maturity	EUR	27	10/20/2025	4,020
John Bean Technologies Corp.	EURIBOR minus 0.40%	Maturity	EUR	21	10/20/2025	3,461
John Bean Technologies Corp.	EURIBOR minus 0.40%	Maturity	EUR	20	10/20/2025	2,214

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 47

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
John Bean Technologies Corp.	EURIBOR minus 0.35%	Maturity	EUR	18		10/20/2025	$1,992
John Bean Technologies Corp.	EURIBOR minus 0.40%	Maturity	EUR	16		10/20/2025	1,695
John Bean Technologies Corp.	EURIBOR minus 0.40%	Maturity	EUR	14		10/20/2025	975
John Bean Technologies Corp.	EURIBOR minus 0.40%	Maturity	EUR	13		10/20/2025	901
John Bean Technologies Corp.	EURIBOR minus 0.40%	Maturity	EUR	12		10/20/2025	1,403
John Bean Technologies Corp.	EURIBOR minus 0.40%	Maturity	EUR	12		10/20/2025	1,234
John Bean Technologies Corp.	EURIBOR minus 0.40%	Maturity	EUR	11		10/20/2025	1,315
John Bean Technologies Corp.	EURIBOR minus 0.40%	Maturity	EUR	8		10/20/2025	639
John Bean Technologies Corp.	EURIBOR minus 0.40%	Maturity	EUR	8		10/20/2025	961
John Bean Technologies Corp.	EURIBOR minus 0.40%	Maturity	EUR	8		10/20/2025	948
John Bean Technologies Corp.	EURIBOR minus 0.40%	Maturity	EUR	8		10/20/2025	845
John Bean Technologies Corp.	EURIBOR minus 0.40%	Maturity	EUR	5		10/20/2025	431
John Bean Technologies Corp.	EURIBOR minus 0.40%	Maturity	EUR	4		10/20/2025	676
John Bean Technologies Corp.	EURIBOR minus 0.40%	Maturity	EUR	1		10/20/2025	281
John Bean Technologies Corp.	EURIBOR minus 0.40%	Maturity	EUR	0	***	10/20/2025	60
National Bank of Canada	CORRA minus 0.35%	Maturity	CAD	129		10/20/2025	(7,456)
National Bank of Canada	CORRA minus 0.35%	Maturity	CAD	86		10/20/2025	1,555
National Bank of Canada	CORRA minus 0.35%	Maturity	CAD	78		10/20/2025	(4,318)
National Bank of Canada	CORRA minus 0.35%	Maturity	CAD	52		10/20/2025	(2,941)
National Bank of Canada	CORRA minus 0.35%	Maturity	CAD	51		10/20/2025	(2,973)
National Bank of Canada	CORRA minus 0.35%	Maturity	CAD	51		10/20/2025	(3,056)
National Bank of Canada	CORRA minus 0.35%	Maturity	CAD	51		10/20/2025	(2,944)
National Bank of Canada	CORRA minus 0.35%	Maturity	CAD	47		10/20/2025	(2,023)
National Bank of Canada	CORRA minus 0.35%	Maturity	CAD	45		10/20/2025	(2,471)
National Bank of Canada	CORRA minus 0.35%	Maturity	CAD	41		10/20/2025	(2,017)

48 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
National Bank of Canada	CORRA minus 0.35%	Maturity	CAD	39		10/20/2025	$(1,344)
National Bank of Canada	CORRA minus 0.35%	Maturity	CAD	38		10/20/2025	(1,417)
National Bank of Canada	CORRA minus 0.35%	Maturity	CAD	36		10/20/2025	270
National Bank of Canada	CORRA minus 0.35%	Maturity	CAD	34		10/20/2025	(720)
National Bank of Canada	CORRA minus 0.35%	Maturity	CAD	28		10/20/2025	(796)
National Bank of Canada	CORRA minus 0.35%	Maturity	CAD	28		10/20/2025	(1,465)
National Bank of Canada	CORRA minus 0.35%	Maturity	CAD	26		10/20/2025	(925)
National Bank of Canada	CORRA minus 0.35%	Maturity	CAD	26		10/20/2025	(1,499)
National Bank of Canada	CORRA minus 0.35%	Maturity	CAD	26		10/20/2025	(1,679)
National Bank of Canada	CORRA minus 0.35%	Maturity	CAD	25		10/20/2025	(1,368)
National Bank of Canada	CORRA minus 0.35%	Maturity	CAD	25		10/20/2025	(1,546)
National Bank of Canada	CORRA minus 0.35%	Maturity	CAD	22		10/20/2025	(1,457)
National Bank of Canada	CORRA minus 0.35%	Maturity	CAD	19		10/20/2025	(1,050)
National Bank of Canada	CORRA minus 0.35%	Maturity	CAD	10		10/20/2025	(178)
National Bank of Canada	CORRA minus 0.35%	Maturity	CAD	6		10/20/2025	(205)
Renasant Corp.	EFFR minus 0.35%	Maturity	USD	341		10/20/2025	(7,005)
Renasant Corp.	EFFR minus 0.35%	Maturity	USD	29		10/20/2025	(701)
Renasant Corp.	EFFR minus 0.35%	Maturity	USD	9		10/20/2025	(567)
Renasant Corp.	EFFR minus 0.35%	Maturity	USD	5		10/20/2025	(334)
Renasant Corp.	EFFR minus 0.35%	Maturity	USD	5		10/20/2025	(35)
Renasant Corp.	EFFR minus 0.35%	Maturity	USD	3		10/20/2025	(165)
Renasant Corp.	EFFR minus 0.35%	Maturity	USD	1		10/20/2025	(69)
Renasant Corp.	EFFR minus 0.35%	Maturity	USD	0	***	10/20/2025	(11)
Synopsys, Inc.	EFFR minus 0.35%	Maturity	USD	84		10/20/2025	936
Synopsys, Inc.	EFFR minus 0.35%	Maturity	USD	71		10/20/2025	4,611

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 49

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Synopsys, Inc.	EFFR minus 0.35%	Maturity	USD	63	10/20/2025	$653
Synopsys, Inc.	EFFR minus 0.35%	Maturity	USD	57	10/20/2025	4,363
Synopsys, Inc.	EFFR minus 0.35%	Maturity	USD	56	10/20/2025	3,355
Synopsys, Inc.	EFFR minus 0.35%	Maturity	USD	41	10/20/2025	3,665
Synopsys, Inc.	EFFR minus 0.35%	Maturity	USD	34	10/20/2025	3,084
Synopsys, Inc.	EFFR minus 0.35%	Maturity	USD	31	10/20/2025	2,092
Synopsys, Inc.	EFFR minus 0.35%	Maturity	USD	29	10/20/2025	2,719
Synopsys, Inc.	EFFR minus 0.35%	Maturity	USD	28	10/20/2025	509
Synopsys, Inc.	EFFR minus 0.35%	Maturity	USD	27	10/20/2025	1,768
Synopsys, Inc.	EFFR minus 0.35%	Maturity	USD	21	10/20/2025	1,749
Synopsys, Inc.	EFFR minus 0.35%	Maturity	USD	14	10/20/2025	2,571
Synopsys, Inc.	EFFR minus 0.35%	Maturity	USD	12	10/20/2025	614
Synopsys, Inc.	EFFR minus 0.35%	Maturity	USD	11	10/20/2025	1,119
Synopsys, Inc.	EFFR minus 0.35%	Maturity	USD	11	10/20/2025	376
Synopsys, Inc.	EFFR minus 0.35%	Maturity	USD	9	10/20/2025	579
Synopsys, Inc.	EFFR minus 0.35%	Maturity	USD	7	10/20/2025	911
Synopsys, Inc.	EFFR minus 0.35%	Maturity	USD	6	10/20/2025	277
Synopsys, Inc.	EFFR minus 0.35%	Maturity	USD	4	10/20/2025	518
Synopsys, Inc.	EFFR minus 0.35%	Maturity	USD	1	10/20/2025	24
UMB Financial Corp.	EFFR minus 0.35%	Maturity	USD	119	10/20/2025	(25,514)
UMB Financial Corp.	EFFR minus 0.35%	Maturity	USD	75	10/20/2025	(15,862)
UMB Financial Corp.	EFFR minus 0.35%	Maturity	USD	71	10/20/2025	(14,015)
UMB Financial Corp.	EFFR minus 0.35%	Maturity	USD	71	10/20/2025	(13,774)
UMB Financial Corp.	EFFR minus 0.35%	Maturity	USD	65	10/20/2025	(14,124)
UMB Financial Corp.	EFFR minus 0.35%	Maturity	USD	51	10/20/2025	(11,004)

50 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
UMB Financial Corp.	EFFR minus 0.35%	Maturity	USD	48	10/20/2025	$(8,544)
UMB Financial Corp.	EFFR minus 0.35%	Maturity	USD	44	10/20/2025	(2,533)
UMB Financial Corp.	EFFR minus 0.35%	Maturity	USD	43	10/20/2025	339
UMB Financial Corp.	EFFR minus 0.35%	Maturity	USD	34	10/20/2025	(5,334)
UMB Financial Corp.	EFFR minus 0.35%	Maturity	USD	31	10/20/2025	(4,864)
UMB Financial Corp.	EFFR minus 0.35%	Maturity	USD	29	10/20/2025	(5,541)
UMB Financial Corp.	EFFR minus 0.35%	Maturity	USD	25	10/20/2025	(1,983)
UMB Financial Corp.	EFFR minus 0.35%	Maturity	USD	24	10/20/2025	(3,739)
UMB Financial Corp.	EFFR minus 0.35%	Maturity	USD	23	10/20/2025	(4,389)
UMB Financial Corp.	EFFR minus 0.35%	Maturity	USD	23	10/20/2025	(4,877)
UMB Financial Corp.	EFFR minus 0.35%	Maturity	USD	22	10/20/2025	(4,634)
UMB Financial Corp.	EFFR minus 0.35%	Maturity	USD	21	10/20/2025	(3,405)
UMB Financial Corp.	EFFR minus 0.35%	Maturity	USD	18	10/20/2025	(2,794)
UMB Financial Corp.	EFFR minus 0.35%	Maturity	USD	18	10/20/2025	(3,752)
UMB Financial Corp.	EFFR minus 0.35%	Maturity	USD	17	10/20/2025	(3,209)
UMB Financial Corp.	EFFR minus 0.35%	Maturity	USD	16	10/20/2025	(3,082)
UMB Financial Corp.	EFFR minus 0.35%	Maturity	USD	13	10/20/2025	(2,658)
UMB Financial Corp.	EFFR minus 0.35%	Maturity	USD	7	10/20/2025	(1,301)
UMB Financial Corp.	EFFR minus 0.35%	Maturity	USD	6	10/20/2025	(1,243)
UMB Financial Corp.	EFFR minus 0.35%	Maturity	USD	5	10/20/2025	(1,134)
UMB Financial Corp.	EFFR minus 0.35%	Maturity	USD	5	10/20/2025	(976)
UMB Financial Corp.	EFFR minus 0.35%	Maturity	USD	4	10/20/2025	(830)
UMB Financial Corp.	EFFR minus 0.35%	Maturity	USD	4	10/20/2025	(312)
UMB Financial Corp.	EFFR minus 0.35%	Maturity	USD	2	10/20/2025	(256)
UMB Financial Corp.	EFFR minus 0.35%	Maturity	USD	2	10/20/2025	(465)

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 51

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
UMB Financial Corp.	EFFR minus 0.35%	Maturity	USD	2		10/20/2025	$(181)
UMB Financial Corp.	EFFR minus 0.35%	Maturity	USD	2		10/20/2025	(223)
UMB Financial Corp.	EFFR minus 0.35%	Maturity	USD	2		10/20/2025	(161)
UMB Financial Corp.	EFFR minus 0.35%	Maturity	USD	1		10/20/2025	(308)
UMB Financial Corp.	EFFR minu 0.35%	Maturity	USD	1		10/20/2025	(102)
UMB Financial Corp.	EFFR minus 0.35%	Maturity	USD	1		10/20/2025	(205)
UMB Financial Corp.	EFFR minus 0.35%	Maturity	USD	1		10/20/2025	(91)
UMB Financial Corp.	EFFR minus 0.35%	Maturity	USD	1		10/20/2025	(44)
UMB Financial Corp.	EFFR minus 0.35%	Maturity	USD	0	***	10/20/2025	(29)
WillScot Holdings Corp.	EFFR minus 0.35%	Maturity	USD	99		10/20/2025	28,307
WillScot Holdings Corp.	EFFR minus 0.35%	Maturity	USD	55		10/20/2025	16,202
WillScot Holdings Corp.	EFFR minus 0.35%	Maturity	USD	48		10/20/2025	17,425
WillScot Holdings Corp.	EFFR minus 0.35%	Maturity	USD	40		10/20/2025	13,351
WillScot Holdings Corp.	EFFR minus 0.35%	Maturity	USD	33		10/20/2025	10,339
WillScot Holdings Corp.	EFFR minus 0.35%	Maturity	USD	25		10/20/2025	8,688
WillScot Holdings Corp.	EFFR minus 0.35%	Maturity	USD	21		10/20/2025	7,671
WillScot Holdings Corp.	EFFR minus 0.35%	Maturity	USD	19		10/20/2025	5,388
WillScot Holdings Corp.	EFFR minus 0.35%	Maturity	USD	18		10/20/2025	6,231
WillScot Holdings Corp.	EFFR minus 0.35%	Maturity	USD	17		10/20/2025	5,068
WillScot Holdings Corp.	EFFR minus 0.35%	Maturity	USD	13		10/20/2025	4,769
WillScot Holdings Corp.	EFFR minus 0.35%	Maturity	USD	10		10/20/2025	3,408
WillScot Holdings Corp.	EFFR minus 0.35%	Maturity	USD	9		10/20/2025	2,595
WillScot Holdings Corp.	EFFR minus 0.35%	Maturity	USD	9		10/20/2025	2,905
WillScot Holdings Corp.	EFFR minus 0.35%	Maturity	USD	6		10/20/2025	1,735
WillScot Holdings Corp.	EFFR minus 0.35%	Maturity	USD	3		10/20/2025	1,168

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CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
WillScot Holdings Corp.	EFFR minus 0.35%	Maturity	USD	3		10/20/2025	$1,092
WillScot Holdings Corp.	EFFR minus 0.35%	Maturity	USD	2		10/20/2025	579
WillScot Holdings Corp.	EFFR minus 0.35%	Maturity	USD	1		10/20/2025	182
WillScot Holdings Corp.	EFFR minus 0.35%	Maturity	USD	0	***	10/20/2025	54

							$(333,972)

***	Notional amount less than 500.

(a)	Non-income producing security.

(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(c)	Fair valued by the Adviser.

(d)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(e)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2024, the aggregate market value of these securities amounted to $65,472,104 or 14.7% of net assets.

(f)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(g)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at August 31, 2024.

(h)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(i)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.15% of net assets as of August 31, 2024, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost		Market Value		Percentage of Net Assets
Digicel Group Holdings Ltd. Zero Coupon, 12/31/2030	11/16/2023	$970		$132		0.00%
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024	10/26/2020	– 0	–	– 0	–	0.00%
Exide Technologies (First Lien) 11.00%, 10/31/2024	06/21/2019 - 12/01/2019	17,967		– 0	–	0.00%
Inter-American Development Bank Series E 7.00%, 01/25/2029	06/06/2024	667,366		672,104		0.15%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022	04/26/2017	40,373		– 0	–	0.00%
K2016470260 South Africa Ltd. 25.00%, 12/31/2022	04/26/2017	30,993		– 0	–	0.00%
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018	04/26/2017	15		– 0	–	0.00%

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CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

(j)	Defaulted matured security.

(k)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at August 31, 2024.

(l)	Escrow shares.

(m)	Affiliated investments.

(n)	The rate shown represents the 7-day yield as of period end.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

CNY – Chinese Yuan Renminbi

COP – Colombian Peso

CZK – Czech Koruna

EUR – Euro

GBP – Great British Pound

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PHP – Philippine Peso

PLN – Polish Zloty

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thailand Baht

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

ADR – American Depositary Receipt

BKBM – Bank Bill Benchmark (New Zealand)

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

CDX-NAHY – North American High Yield Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

CORRA – Canadian Overnight Repo Rate Average

CVR – Contingent Value Right

EAFE – Europe, Australia, and Far East

EFFR – Federal Funds Effective Rate

ETF – Exchange Traded Fund

ETS – Emission Trading Scheme

EURIBOR – Euro Interbank Offered Rate

FTSE – Financial Times Stock Exchange

IFSC – International Financial Services Centre

JSE – Johannesburg Stock Exchange

KLCI – Kuala Lumpur Composite Index

KOSPI – Korea Composite Stock Price Index

MSCI – Morgan Stanley Capital International

NIBOR – Norwegian Interbank Offered Rate

NSE – National Stock Exchange

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

REG – Registered Shares

SARON – Swiss Average Rate Overnight

SET – Stock Exchange of Thailand

SOFR – Secured Overnight Financing Rate

SONIA – Sterling Overnight Index Average

SPI – Share Price Index

STIBOR – Stockholm Interbank Offered Rate

TBA – To Be Announced

TIPS – Treasury Inflation Protected Security

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

See notes to consolidated financial statements.

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CONSOLIDATED STATEMENT OF ASSETS & LIABILITIES

August 31, 2024

Assets
Investments in securities, at value
Unaffiliated issuers (cost $379,332,453)	$430,223,927	(a)
Affiliated issuers (cost $27,364,888—including investment of cash collateral for securities loaned of $4,756,338)	27,364,888
Cash	4,347
Cash collateral due from broker	9,953,406
Foreign currencies, at value (cost $722,491)	699,112
Unrealized appreciation on forward currency exchange contracts	2,968,732
Receivable for investment securities sold and foreign currency transactions	1,938,050
Unaffiliated interest and dividends receivable	1,885,281
Unrealized appreciation on total return swaps	820,146
Receivable for variation margin on futures	380,764
Receivable for shares of beneficial interest sold	231,130
Affiliated dividends receivable	75,937
Receivable for variation margin on centrally cleared swaps	3,766
Receivable due from Adviser	2,934

Total assets	476,552,420

Liabilities
Payable for investment securities purchased	20,129,590
Payable for collateral received on securities loaned	4,755,552
Unrealized depreciation on forward currency exchange contracts	4,357,544
Unrealized depreciation on total return swaps	1,154,118
Cash collateral due to broker	358,000
Payable for shares of beneficial interest redeemed	261,674
Advisory fee payable	203,951
Distribution fee payable	83,421
Foreign capital gains tax payable	24,318
Transfer Agent fee payable	14,185
Trustees’ fees payable	6,683
Collateral due to securities lending agent	786
Accrued expenses	1,214,018

Total liabilities	32,563,840

Net Assets	$443,988,580

Composition of Net Assets
Shares of beneficial interest, at par	$285
Additional paid-in capital	441,840,541
Distributable earnings	2,147,754

Net Assets	$443,988,580

(a)	Includes securities on loan with a value of $10,220,729 (see Note E).

See notes to consolidated financial statements.

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CONSOLIDATED STATEMENT OF ASSETS & LIABILITIES (continued)

Net Asset Value Per Share—unlimited shares authorized, $.00001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$387,761,763	24,964,510	$15.53	*

C	$2,892,419	189,511	$15.26

Advisor	$53,008,717	3,362,806	$15.76

I	$325,681	20,266	$16.07

*	The maximum offering price per share for Class A shares was $16.22 which reflects a sales charge of 4.25%.

See notes to consolidated financial statements.

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CONSOLIDATED STATEMENT OF OPERATIONS

Year Ended August 31, 2024

Investment Income
Interest (net of foreign taxes withheld of $2,943)	$8,628,519
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $166,929)	4,708,677
Affiliated issuers	1,122,864
Securities lending income	54,162
Other income	3,138	$14,517,360

Expenses
Advisory fee (see Note B)	2,430,975
Distribution fee—Class A	955,993
Distribution fee—Class C	32,261
Distribution fee—Class R	7,531
Distribution fee—Class K	8,083
Transfer agency—Class A	377,235
Transfer agency—Class C	3,584
Transfer agency—Advisor Class	50,674
Transfer agency—Class R	3,921
Transfer agency—Class K	6,555
Transfer agency—Class I	285
Custody and accounting	347,732
Audit and tax	136,923
Registration fees	96,718
Printing	72,798
Legal	49,982
Trustees’ fees	25,423
Miscellaneous	83,067

Total expenses	4,689,740
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(35,027)

Net expenses		4,654,713

Net investment income		9,862,647

See notes to consolidated financial statements.

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CONSOLIDATED STATEMENT OF OPERATIONS (continued)

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions(a)	$34,655,336
Forward currency exchange contracts	546,654
Futures	(871,855)
Options written	94,923
Swaps	(295,013)
Foreign currency transactions	71,605
Net change in unrealized appreciation (depreciation) of:
Investments(b)	16,625,091
Forward currency exchange contracts	(1,636,284)
Futures	3,102,979
Swaps	(738,467)
Foreign currency denominated assets and liabilities	43

Net gain on investment and foreign currency transactions	51,555,012

Contributions from Affiliates (see Note B)	29,592

Net Increase in Net Assets from Operations	$61,447,251

(a)	Net of foreign realized capital gains taxes of $3,781.

(b)	Net of increase in accrued foreign capital gains taxes on unrealized gains of $1,370.

See notes to consolidated financial statements.

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CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

Year Ended August 31, 2024	Year Ended August 31, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income	$9,862,647	$9,933,942
Net realized gain (loss) on investment and foreign currency transactions	34,201,650	(42,150,629)
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	17,353,362	41,439,348
Contributions from Affiliates (see Note B)	29,592	– 0	–

Net increase in net assets from operations	61,447,251	9,222,661
Distributions to Shareholders
Class A	(4,839,663)	(11,341,430)
Class C	(10,518)	(85,218)
Advisor Class	(773,807)	(1,764,477)
Class R	(17,281)	(67,905)
Class K	(55,423)	(149,176)
Class I	(3,973)	(7,883)
Transactions in Shares of Beneficial Interest
Net decrease (see Note F)	(69,147,592)	(50,470,277)

Total decrease	(13,401,006)	(54,663,705)
Net Assets
Beginning of period	457,389,586	512,053,291

End of period	$443,988,580	$457,389,586

See notes to consolidated financial statements.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

August 31, 2024

NOTE A

Significant Accounting Policies

The AB Portfolios (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. The Company, which is a Massachusetts Business Trust, operates as a series company currently comprised of five series. Each series is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB All Market Total Return Portfolio (the “Fund”). As part of the Fund’s investment strategy, the Fund seeks to gain exposure to commodities and commodities-related instruments and derivatives primarily through investments in AB All Market Total Return Portfolio (Cayman), Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund is the sole shareholder of the Subsidiary and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. As of August 31, 2024, net assets of the Fund were $443,988,580, of which $9,750,558, or approximately 2%, represented the Fund’s ownership of all issued shares and voting rights of the Subsidiary. This report presents the consolidated financial statements of the Fund and the Subsidiary. All intercompany transactions and balances have been eliminated in consolidation. The Fund offers Class A, Class C, Advisor Class and Class I shares. Class R, Class K, Class T and Class Z shares have been authorized but currently are not offered. Effective May 20, 2024, Class R and Class K were liquidated. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All eight classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the consolidated financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Company’s Board of Trustees (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2024:

Investments in Securities:	Level 1		Level 2		Level 3		Total
Assets:
Common Stocks:
Information Technology	$42,378,031		$4,497,176		$0	(a)	$46,875,207
Financials	18,429,594		11,225,660		36,618		29,691,872
Health Care	24,423,356		3,662,906		– 0	–	28,086,262
Industrials	14,741,953		6,764,643		5,525		21,512,121
Consumer Discretionary	14,686,641		4,675,380		0	(a)	19,362,021
Consumer Staples	7,755,528		2,984,433		6,318		10,746,279
Communication Services	8,641,306		1,350,702		– 0	–	9,992,008
Energy	3,428,788		2,540,603		0	(a)	5,969,391
Materials	4,610,419		997,318		– 0	–	5,607,737
Utilities	2,872,044		1,449,704		– 0	–	4,321,748
Real Estate	2,279,507		254,552		– 0	–	2,534,059
Investment Companies	61,980,485		– 0	–	– 0	–	61,980,485
Governments – Treasuries	– 0	–	55,449,677		– 0	–	55,449,677
Corporates – Investment Grade	– 0	–	33,429,756		– 0	–	33,429,756
Mortgage Pass-Throughs	– 0	–	18,654,818		– 0	–	18,654,818
Inflation-Linked Securities	– 0	–	6,339,637		– 0	–	6,339,637
Collateralized Loan Obligations	– 0	–	4,610,464		– 0	–	4,610,464
Covered Bonds	– 0	–	4,190,509		– 0	–	4,190,509

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Investments in Securities:	Level 1			Level 2		Level 3			Total
Collateralized Mortgage Obligations	$	– 0	–	$3,871,917		$	– 0	–	$3,871,917
Governments – Sovereign Agencies		– 0	–	2,793,576			– 0	–	2,793,576
Local Governments – Provincial Bonds		– 0	–	2,629,391			– 0	–	2,629,391
Asset-Backed Securities		– 0	–	2,081,993			253,879		2,335,872
Supranationals		– 0	–	2,052,500			– 0	–	2,052,500
Local Governments – Regional Bonds		– 0	–	1,770,461			– 0	–	1,770,461
Governments – Sovereign Bonds		– 0	–	1,657,794			– 0	–	1,657,794
Quasi-Sovereigns		– 0	–	1,282,176			– 0	–	1,282,176
Commercial Mortgage-Backed Securities		– 0	–	1,235,204			– 0	–	1,235,204
Corporates – Non-Investment Grade		– 0	–	65,769			227,485	(a)	293,254
Preferred Stocks		– 0	–	– 0	–		125,775		125,775
Emerging Markets – Treasuries		– 0	–	– 0	–		52,443		52,443
Rights		– 0	–	– 0	–		55,268		55,268
Emerging Markets – Corporate Bonds		– 0	–	– 0	–		132	(a)	132
Warrants		– 0	–	– 0	–		0	(a)	– 0	–
Short-Term Investments:
Governments – Treasuries		– 0	–	33,164,223			– 0	–	33,164,223
Investment Companies		22,608,550		– 0	–		– 0	–	22,608,550
U.S. Treasury Bills		– 0	–	7,549,890			– 0	–	7,549,890
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund		4,756,338		– 0	–		– 0	–	4,756,338

Total Investments in Securities		233,592,540		223,232,832			763,443	(a)	457,588,815
Other Financial Instruments(b):
Assets:
Futures		3,748,198		– 0	–		– 0	–	3,748,198	(c)
Forward Currency Exchange Contracts		– 0	–	2,968,732			– 0	–	2,968,732
Centrally Cleared Credit Default Swaps		– 0	–	1,165,557			– 0	–	1,165,557	(c)
Centrally Cleared Interest Rate Swaps		– 0	–	76,843			– 0	–	76,843	(c)
Total Return Swaps		– 0	–	820,146			– 0	–	820,146
Liabilities:
Futures		(1,094,780)		– 0	–		– 0	–	(1,094,780	)(c)
Forward Currency Exchange Contracts		– 0	–	(4,357,544)			– 0	–	(4,357,544)
Centrally Cleared Credit Default Swaps		– 0	–	(1,167,428)			– 0	–	(1,167,428	)(c)
Centrally Cleared Interest Rate Swaps		– 0	–	(71,375)			– 0	–	(71,375	)(c)
Total Return Swaps		– 0	–	(1,154,118)			– 0	–	(1,154,118)

Total		$236,245,958		$221,513,645			$763,443	(a)	$458,523,046

(a)	The Fund held securities with zero market value at period end.

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(b)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(c)

Only variation margin receivable (payable) at period end is reported within the consolidated statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the consolidated portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

If, during a taxable year, the Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for federal income tax purposes. Note that the loss from the Subsidiary’s contemplated activities also cannot be carried forward to reduce future Subsidiary’s income in subsequent years. However, if the Subsidiary’s taxable gains exceed its losses and other

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deductible items during a taxable year, the net gain will pass through to the Fund as income for federal income tax purposes.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s consolidated financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. Investment transactions are accounted for on the date the securities are purchased or sold. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each series or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

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NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement (the “Advisory Agreement”), the Fund pays the Adviser an advisory fee at an annual rate of .55% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. Effective June 1, 2024, the Adviser has voluntarily agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to 1.07%, 1.82%, .82% and .82% of the daily average net assets for the Class A, Class C, Advisor Class and Class I, respectively. For the year ended August 31, 2024, such reimbursements/waivers amounted to $9.

The Subsidiary has entered into a separate agreement with the Adviser for the management of the Subsidiary’s portfolio. The Adviser receives no compensation from the Subsidiary for its services under the agreement.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $146,659 for the year ended August 31, 2024.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $3,300 from the sale of Class A shares and received $809 and $131 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the year ended August 31, 2024.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee

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of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the year ended August 31, 2024, such waiver amounted to $31,303.

A summary of the Fund’s transactions in AB mutual funds for the year ended August 31, 2024 is as follows:

Fund	Market Value 8/31/23 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/24 (000)	Dividend Income (000)
Government Money Market Portfolio	$13,629	$574,930	$565,950	$22,609	$1,123
Government Money Market Portfolio*	3,295	151,639	150,178	4,756	31

Total				$27,365	$1,154

*	Investments of cash collateral for securities lending transactions (see Note E).

During the year ended August 31, 2024, the Adviser reimbursed the Fund $29,592 for trading losses incurred due to a trade entry error.

NOTE C

Distribution Plan

The Fund has adopted a Plan for each class of shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .50% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class and Class I shares. The fees are accrued daily and paid monthly. Payments under the Plan in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Fund is not obligated under the Plan to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Fund’s shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being a “compensation” plan.

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In the event that the Plan is terminated or not continued, no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Distributor with respect to the relevant class. The Plan also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended August 31, 2024 were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$459,224,495	$456,656,854
U.S. government securities	211,324,017	190,966,007

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost	$431,039,864

Gross unrealized appreciation	$61,760,522
Gross unrealized depreciation	(34,472,774)

Net unrealized appreciation	$27,287,748

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

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At the time the Fund enters into futures, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the exchange on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the consolidated statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the year ended August 31, 2024, the Fund held futures for hedging and non-hedging purposes.

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from

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the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the year ended August 31, 2024, the Fund held forward currency exchange contracts for hedging and non-hedging purposes.

•	Option Transactions

For hedging and investment purposes, the Fund may purchase and write (sell) put and call options on U.S. and foreign securities, including government securities, and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets. Among other things, the Fund may use options transactions for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions” and may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, for hedging and investment purposes.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. If a put or call purchased option by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. Put and call purchased options are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option. The Fund’s maximum payment for written put options equates to the number of shares multiplied by the strike price. In certain circumstances maximum payout amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract. Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from written options. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has

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realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of the written option by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

During the year ended August 31, 2024, the Fund held purchased options for hedging and non-hedging purposes.

During the year ended August 31, 2024, the Fund held written options for hedging and non-hedging purposes.

•	Swaps

The Fund may enter into swaps for investment purposes or to hedge its exposure to interest rates, credit risk, equity markets or currencies. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures, making direct investments in foreign currencies, as described below under “Currency Transactions” or in order to take a “long” or “short” position with respect to an underlying referenced asset described below under “Total Return Swaps”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indexes for a specified amount of an underlying asset or inflation. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates, inflation or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/(depreciation) of swaps on the consolidated statement of

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assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the consolidated statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the consolidated statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the consolidated statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the consolidated statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the clearinghouse on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed

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rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Fund may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

During the year ended August 31, 2024, the Fund held interest rate swaps for hedging and non-hedging purposes.

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same referenced obligations with the same counterparty.

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Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the year ended August 31, 2024, the Fund held credit default swaps for hedging and non-hedging purposes.

Total Return Swaps:

The Fund may enter into total return swaps in order to take a “long” or “short” position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty.

During the year ended August 31, 2024, the Fund held total return swaps for hedging and non-hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically

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may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

During the year ended August 31, 2024, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Consolidated Statement of Assets and Liabilities Location	Fair Value		Consolidated Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on futures	$1,671,030	*	Payable for variation margin on futures	$926,058	*

Equity contracts	Receivable for variation margin on futures	1,992,421	*	Payable for variation margin on futures	168,722	*

Commodity contracts	Receivable for variation margin on futures	84,747	*

Credit contracts	Receivable for variation margin on centrally cleared swaps	215,124	*	Payable for variation margin on centrally cleared swaps	248,470	*
Interest rate contracts	Receivable for variation margin on centrally cleared swaps	76,843	*	Payable for variation margin on centrally cleared swaps	71,375	*

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	Asset Derivatives		Liability Derivatives
Derivative Type	Consolidated Statement of Assets and Liabilities Location	Fair Value	Consolidated Statement of Assets and Liabilities Location	Fair Value

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	$2,968,732	Unrealized depreciation on forward currency exchange contracts	$4,357,544

Commodity contracts			Unrealized depreciation on total return swaps	781,394

Equity contracts	Unrealized appreciation on total return swaps	820,146	Unrealized depreciation on total return swaps	372,724

Total		$7,829,043		$6,926,287

*

Only variation margin receivable/payable at period end is reported within the consolidated statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the consolidated portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Consolidated Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$(1,791,573)	$530,053

Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	1,268,255	2,488,179

Commodity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	(348,537)	84,747

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	546,654	(1,636,284)

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

Derivative Type	Location of Gain or (Loss) on Derivatives Within Consolidated Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)

Equity contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation (depreciation) of investments	$(190,457)	$	– 0	–

Equity contracts	Net realized gain (loss) on options written; Net change in unrealized appreciation (depreciation) of options written	94,923		– 0	–

Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	(897,289)		416,316

Commodity contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	(472,493)		(1,381,015)

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	1,222,499		(246,178)

Equity contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	(147,730)		472,410

Total		$(715,748)		$728,228

The following table represents the average monthly volume of the Fund’s derivative transactions during the year ended August 31, 2024:

Futures:
Average notional amount of buy contracts	$253,128,377
Average notional amount of sale contracts	$74,337,994
Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$123,186,205
Average principal amount of sale contracts	$145,657,081
Purchased Options:
Average notional amount	$17,575,000	(a)
Options Written:
Average notional amount	$16,910,000	(a)

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Centrally Cleared Interest Rate Swaps:
Average notional amount	$36,857,661
Credit Default Swaps:
Average notional amount of buy contracts	$450,594	(b)
Average notional amount of sale contracts	$1,338,037	(b)
Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$13,054,842
Average notional amount of sale contracts	$20,155,255
Total Return Swaps:
Average notional amount	$88,510,198

(a)	Positions were open for two months during the year.

(b)	Positions were open for five months during the year.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the consolidated statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of August 31, 2024. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

AB All Market Total Return Portfolio

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Cash Collateral Received*	Security Collateral Received*	Net Amount of Derivative Assets
Bank of America, NA	$651,250	$(618,644)	$	– 0	–	$	– 0	–	$32,606
Barclays Bank PLC	401,912	(401,912)	– 0	–	– 0	–	– 0	–
BNP Paribas SA	9,407	(9,407)	– 0	–	– 0	–	– 0	–
Citibank, NA	39,269	(39,269)	– 0	–	– 0	–	– 0	–
Deutsche Bank AG	226,901	(97,986)	– 0	–	– 0	–	128,915
Goldman Sachs Bank USA/Goldman Sachs International	531,380	(431,162)	– 0	–	– 0	–	100,218
HSBC Bank USA	41,524	(37,980)	– 0	–	– 0	–	3,544
JPMorgan Chase Bank, NA	126,789	(126,789)	– 0	–	– 0	–	– 0	–
Morgan Stanley Capital Services LLC/Morgan Stanley Capital Services, Inc.	1,264,101	(1,232,207)	(31,894)	– 0	–	– 0	–
State Street Bank & Trust Co.	490,569	(490,569)	– 0	–	– 0	–	– 0	–
UBS AG	5,776	– 0	–	– 0	–	– 0	–	5,776

Total	$3,788,878	$(3,485,925)	$(31,894)	$	– 0	–	$271,059	^

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Bank of America, NA	$618,644	$(618,644)	$	– 0	–	$	– 0	–	$	– 0	–
Barclays Bank PLC	611,287	(401,912)		– 0	–		– 0	–		209,375
BNP Paribas SA	282,666	(9,407)		– 0	–		– 0	–		273,259
Citibank, NA	147,647	(39,269)		– 0	–		– 0	–		108,378
Deutsche Bank AG	97,986	(97,986)		– 0	–		– 0	–		– 0	–
Goldman Sachs Bank USA/Goldman Sachs International	431,162	(431,162)		– 0	–		– 0	–		– 0	–
HSBC Bank USA	37,980	(37,980)		– 0	–		– 0	–		– 0	–
JPMorgan Chase Bank, NA	779,589	(126,789)		– 0	–		– 0	–		652,800
Morgan Stanley Capital Services LLC/Morgan Stanley Capital Services, Inc.	1,232,207	(1,232,207)		– 0	–		– 0	–		– 0	–
State Street Bank & Trust Co.	491,100	(490,569)		– 0	–		– 0	–		531

Total	$4,730,268	$(3,485,925)	$	– 0	–	$	– 0	–		$1,244,343	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB All Market Total Return Portfolio (Cayman), Ltd.

	Derivative Liabilities Subject to a MA	Derivatives Available for Offset			Cash Collateral Pledged*	Security Collateral Pledged*			Net Amount of Derivative Liabilities
Merrill Lynch International	$781,394	$	– 0	–	$(781,394)	$	– 0	–	$	– 0	–

Total	$781,394	$	– 0	–	$(781,394)	$	– 0	–		$0	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the consolidated statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and Government Money Market Portfolio are reflected in the consolidated statement of operations. When the Fund earns net securities lending income from Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

fees of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

A summary of the Fund’s transactions surrounding securities lending for the year ended August 31, 2024 is as follows:

				Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned	Advisory Fee Waived
$10,220,729	$4,756,338	$5,872,206	$22,891	$31,271	$3,715

*	As of August 31, 2024.

NOTE F

Shares of Beneficial Interest

Transactions in shares of beneficial interest for each class were as follows:

	Shares		Amount
	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2024	Year Ended August 31, 2023

Class A
Shares sold	247,327	439,135	$3,542,710	$5,927,103

Shares issued in reinvestment of dividends	311,496	761,623	4,339,144	10,175,281

Shares converted from Class C	72,638	105,389	1,005,830	1,398,702

Shares redeemed	(4,289,258)	(4,220,474)	(61,079,337)	(56,223,088)

Net decrease	(3,657,797)	(2,914,327)	$(52,191,653)	$(38,722,002)

Class C
Shares sold	24,510	22,612	$347,168	$295,272

Shares issued in reinvestment of dividends	737	6,109	10,151	80,456

Shares converted to Class A	(73,905)	(107,406)	(1,005,830)	(1,398,702)

Shares redeemed	(47,716)	(69,972)	(682,364)	(904,070)

Net decrease	(96,374)	(148,657)	$(1,330,875)	$(1,927,044)

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	Shares		Amount
	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2024	Year Ended August 31, 2023

Advisor Class
Shares sold	347,603	447,987	$5,048,072	$6,071,201

Shares issued in reinvestment of dividends	44,478	106,511	628,031	1,441,100

Shares redeemed	(982,177)	(1,170,791)	(13,918,454)	(15,794,141)

Net decrease	(590,096)	(616,293)	$(8,242,351)	$(8,281,840)

Class R
Shares sold	14,424	57,415	$204,704	$751,015

Shares issued in reinvestment of dividends	1,256	5,152	17,281	67,905

Shares redeemed	(193,438)	(95,800)	(2,774,324)	(1,275,482)

Net decrease	(177,758)	(33,233)	$(2,552,339)	$(456,562)

Class K
Shares sold	14,479	26,465	$209,856	$348,897

Shares issued in reinvestment of dividends	3,999	11,225	55,422	149,174

Shares redeemed	(354,211)	(116,946)	(5,128,362)	(1,557,433)

Net decrease	(335,733)	(79,256)	$(4,863,084)	$(1,059,362)

Class I
Shares sold	1,422	966	$30,161 (a)	$13,236

Shares issued in reinvestment of dividends	276	517	3,973	7,082

Shares redeemed	(97)	(3,189)	(1,424)	(43,785)

Net increase (decrease)	1,601	(1,706)	$32,710	$(23,467)

(a)	Includes contribution of $8,765 from Adviser.

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Allocation Risk—The allocation of investments among different investm ent styles, such as equity or debt, growth or value, U.S. or non-U.S.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

securities, or diversification strategies, may have a more significant effect on the Fund’s net asset value, or NAV, when one of these investments is performing more poorly than another.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations.

High Yield Debt Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment oblig ations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.

Interest-Rate Risk—Changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income secur ities with longer maturities or durations. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the recent end of a period of historically low rates and the effects of potent ial central bank monetary policy, and government fiscal policy, initiatives and market reactions to those initiatives.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

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Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Emerging-Market Risk—Investments in emerging-market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

Alternative Investments Risk—Many alternative investments can be volatile and may be illiquid. Their performance may have little correlation with the performance of equity or fixed-income markets, and they may not perform in accordance with expectations.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets, or financial resources.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Commodity Risk—Investing in commodities and commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by overall market movements, commodity index volatility, changes in interest rates, or factors affecting a

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

particular industry or commodity, such as drought, floods, weather, lives tock disease, embargoes, tariffs and international economic, political and regulatory developments.

Subsidiary Risk—By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in the Fund’s Prospectus, is not subject to all of the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are managed by the Adviser, making it unlikely the Subsidiary will take actions contrary to the interests of the Fund or its shareholders. In addition, changes in federal tax laws applicable to the Fund or interpretations thereof could limit the Fund’s ability to gain exposure to commodities investments through investments in the Subsidiary.

Short Sale Risk—Short sales involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which it sold the security. The amount of such loss is theoretically unlimited, as it will be based on the increase in value of the security sold short. In contrast, the risk of loss from a long position is limited to the Fund’s investment in the security, because the price of the security cannot fall below zero. The Fund may not always be able to close out a short position on favorable terms.

Active Trading Risk—The Fund expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate may greatly exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Fund’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Fund shareholders.

LIBOR Replacement Risk—The Fund may be exposed to debt secur ities, derivatives or other financial instruments that recently transitioned from the London Interbank Offered Rate (“LIBOR”) as a benchmark or reference rate for various interest rate calculations. The use of LIBOR was phased out in June 2023 and transitioned to the Secured Overnight Financing Rate (“SOFR”). SOFR is a broad measure of the cost of borrowi ng cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market. There can be no assurance that instruments linked to SOFR will have the same volume or liquidity as did the market for LIBOR-linked financial instruments prior to LIBOR’s disc ontinuance or unavailability.

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Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investm ent techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will gene rate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitm ent fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the consolidated statement of operations. The Fund did not utilize the Facility during the year ended August 31, 2024.

NOTE I

Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended August 31, 2024 and August 31, 2023 were as follows:

	2024		2023
Distributions paid from:
Ordinary income	$5,700,665		$13,416,089
Net long-term capital gains	– 0	–	– 0	–

Total taxable distributions paid	$5,700,665		$13,416,089

As of August 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$3,265,189
Accumulated capital and other losses	(18,637,120	)(a)
Unrealized appreciation (depreciation)	27,257,410	(b)

Total accumulated earnings (deficit)	$11,885,479	(c)

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(a)

As of August 31, 2024, the Fund had a net capital loss carryforward of $17,555,463. During the fiscal year, the Fund utilized $37,056,525 of capital loss carry forwards to offset current year net realized gains. As of August 31, 2024, the cumulative deferred loss on straddles was $1,081,657.

(b)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains/losses on certain derivative instruments, the tax treatment of passive foreign investment companies (PFICs), the tax treatment of earnings from the Subsidiary, the tax treatment of callable bonds, the tax treatment of swaps, the tax deferral of losses on wash sales, and the tax treatment of partnership investments.

(c)	The differences between book-basis and tax-basis components of accumulated earnings (deficit) are attributable primarily to the accrual of foreign capital gains tax.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of August 31, 2024, the Fund had a net short-term capital loss carryforward of $17,555,463, which may be carried forward for an indefinite period.

During the current fiscal year, permanent differences primarily due to book/tax differences associated with the treatment of earnings from the Subsidiary and contributions from the Adviser resulted in a net decrease in distributable earnings and a net increase in additional paid-in capital. These reclassifications had no effect on net assets.

NOTE J

Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

NOTE K

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the consolidated financial statements through the date the consolidated financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s consolidated financial statements through this date.

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CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Class A
	Year Ended August 31,
	2024		2023		2022		2021		2020

Net asset value, beginning of period	$ 13.68		$ 13.75		$ 18.16		$ 15.44		$ 15.65

Income From Investment Operations

Net investment income(a)(b)	.31		.28		.10		.16		.19

Net realized and unrealized gain (loss) on investment transactions	1.72		.02	(c)	(2.90)		3.03		.07 (c)

Contributions from Affiliates	.00	(d)	– 0	–	– 0	–	– 0	–	.00 (d)

Capital contributions	– 0	–	– 0	–	– 0	–	– 0	–	.00 (d)

Net increase (decrease) in net asset value from operations	2.03		.30		(2.80)		3.19		.26

Less: Dividends and Distributions

Dividends from net investment income	(.18)		(.37)		– 0	–	(.47)		(.34)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(1.61)		– 0	–	(.13)

Total dividends and distributions	(.18)		(.37)		(1.61)		(.47)		(.47)

Net asset value, end of period	$ 15.53		$ 13.68		$ 13.75		$ 18.16		$ 15.44

Total Return

Total investment return based on net asset value(e)	14.96%		2.26%		(16.85)%		21.16%		1.44%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$387,762		$391,500		$433,654		$586,995		$530,168

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	1.07%		1.08%		1.02%		1.03%		1.03%

Expenses, before waivers/reimbursements(f)‡	1.08%		1.10%		1.03%		1.05%		1.04%

Net investment income(b)	2.21%		2.08%		.64%		.99%		1.23%

Portfolio turnover rate	182%		70%		105%		117%		76%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.02%		.02%		.02%		.02%		.02%

See footnote summary on page 94.

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CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Class C
	Year Ended August 31,
	2024		2023		2022		2021		2020

Net asset value, beginning of period	$ 13.42		$ 13.45		$ 17.92		$ 15.20		$ 15.38

Income From Investment Operations

Net investment income (loss)(a)(b)	.20		.17		(.02)		(.10)		.08

Net realized and unrealized gain (loss) on investment transactions	1.68		.03	(c)	(2.84)		3.13		.05 (c)

Contributions from Affiliates	.00	(d)	– 0	–	– 0	–	– 0	–	.00 (d)

Capital contributions	– 0	–	– 0	–	– 0	–	– 0	–	.00 (d)

Net increase (decrease) in net asset value from operations	1.88		.20		(2.86)		3.03		.13

Less: Dividends and Distributions

Dividends from net investment income	(.04)		(.23)		– 0	–	(.31)		(.18)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(1.61)		– 0	–	(.13)

Total dividends and distributions	(.04)		(.23)		(1.61)		(.31)		(.31)

Net asset value, end of period	$ 15.26		$ 13.42		$ 13.45		$ 17.92		$ 15.20

Total Return

Total investment return based on net asset value(e)	14.15%		1.43%		(17.50)%		20.33%		.67%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,892		$3,835		$5,845		$10,537		$23,156

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	1.84%		1.84%		1.78%		1.78%		1.79%

Expenses, before waivers/reimbursements(f)‡	1.85%		1.86%		1.79%		1.80%		1.80%

Net investment income (loss)(b)	1.45%		1.31%		(.16)%		(.61)%		.52%

Portfolio turnover rate	182%		70%		105%		117%		76%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.02%		.02%		.02%		.02%		.02%

See footnote summary on page 94.

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CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Advisor Class
	Year Ended August 31,
	2024		2023		2022		2021		2020

Net asset value, beginning of period	$ 13.88		$ 13.95		$ 18.35		$ 15.60		$ 15.81

Income From Investment Operations

Net investment income(a)(b)	.35		.32		.14		.20		.23

Net realized and unrealized gain (loss) on investment transactions	1.74		.02	(c)	(2.93)		3.06		.07 (c)

Contributions from Affiliates	.00	(d)	– 0	–	– 0	–	– 0	–	.00 (d)

Capital contributions	– 0	–	– 0	–	– 0	–	– 0	–	.00 (d)

Net increase (decrease) in net asset value from operations	2.09		.34		(2.79)		3.26		.30

Less: Dividends and Distributions

Dividends from net investment income	(.21)		(.41)		– 0	–	(.51)		(.38)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(1.61)		– 0	–	(.13)

Total dividends and distributions	(.21)		(.41)		(1.61)		(.51)		(.51)

Net asset value, end of period	$ 15.76		$ 13.88		$ 13.95		$ 18.35		$ 15.60

Total Return

Total investment return based on net asset value(e)	15.25%		2.50%		(16.61)%		21.43%		1.68%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$53,009		$54,860		$63,739		$84,018		$75,493

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.82%		.83%		.77%		.78%		.78%

Expenses, before waivers/reimbursements(f)‡	.83%		.85%		.78%		.79%		.79%

Net investment income(b)	2.46%		2.33%		.89%		1.22%		1.48%

Portfolio turnover rate	182%		70%		105%		117%		76%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.02%		.02%		.02%		.02%		.02%
See footnote summary on page 94.

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CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Year Ended August 31,
	2024		2023		2022		2021		2020

Net asset value, beginning of period	$ 13.67		$ 14.11		$ 18.55		$ 15.76		$ 15.97

Income From Investment Operations

Net investment income (loss)(a)(b)	.36		(.04	)(h)	.14		.22		.22

Net realized and unrealized gain (loss) on investment transactions	1.80		.01	(c)	(2.97)		3.07		.07 (c)

Contributions from Affiliates	.45		– 0	–	– 0	–	– 0	–	.00 (d)

Capital contributions	– 0	–	– 0	–	– 0	–	– 0	–	.00 (d)

Net increase (decrease) in net asset value from operations	2.61		(.03)		(2.83)		3.29		.29

Less: Dividends and Distributions

Dividends from net investment income	(.21)		(.41)		– 0	–	(.50)		(.37)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(1.61)		– 0	–	(.13)

Total dividends and distributions	(.21)		(.41)		(1.61)		(.50)		(.50)

Net asset value, end of period	$ 16.07		$ 13.67		$ 14.11		$ 18.55		$ 15.76

Total Return

Total investment return based on net asset value(e)	19.30	%*	(.25	)%(h)	(16.64)%		21.44%		1.64%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$326		$255		$287		$338		$271

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.82%		3.48	%(h)	.80%		.81%		.80%

Expenses, before waivers/reimbursements(f)‡	.83%		3.50	%(h)	.81%		.83%		.82%

Net investment income (loss)(b)	2.47%		(.32	)%(h)	.88%		1.31%		1.44%

Portfolio turnover rate.	182%		70%		105%		117%		76%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.02%		.02%		.02%		.02%		.02%

See footnote summary on page 94

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CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)

Due to timing of sales and repurchase of capital shares, the net realized and unrealized gain (loss) per share is not in accordance with the Fund’s change in net realized and unrealized gain (loss) on investment transactions for the period.

(d)	Amount is less than $.005.

(e)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(f)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the years ended August 31, 2024, August 31, 2023, August 31, 2022, August 31, 2021 and August 31, 2020, such waiver amounted to .01%, .02%, .01%, .01% and .01%, respectively.

(h)	Reflects a onetime non-recurring accrual adjustment.

*Includes	a contribution from the Adviser which enhanced the performance for the year ended August 31, 2024 by 3.38%.

See notes to consolidated financial statements.

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REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of

AB All Market Total Return Portfolio

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities of AB All Market Total Return Portfolio (the “Fund”) (one of the series constituting The AB Portfolios (the “Company”)), including the consolidated portfolio of investments, as of August 31, 2024, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of the Fund (one of the series constituting The AB Portfolios) at August 31, 2024, the consolidated results of its operations for the year then ended, the consolidated changes in its net assets for each of the two years in the period then ended and its consolidated financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures

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REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

October 28, 2024

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2024 FEDERAL TAX INFORMATION

(unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during the taxable year ended August 31, 2024. For individual shareholders, the Fund designates 45.83% of dividends paid as qualified dividend income. For corporate shareholders, 24.00% of dividends paid qualify for the dividends received deduction. For foreign shareholders, 68.41% of ordinary dividends paid may be considered to be qualifying to be taxed as interest-related dividends.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2025.

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Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested trustees (the “directors”) of The AB Portfolios (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB All Market Total Return Portfolio (the “Fund”) at a meeting held in-person on October 31-November 2, 2023 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business

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judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2021 and 2022 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors noted that the Fund was not profitable to the Adviser in the periods reviewed.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the

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Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Fund’s unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended July 31, 2023 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review and their discussion with the Adviser of the reasons for the Fund’s underperformance in the periods reviewed, the directors concluded that the Fund’s investment performance was acceptable. The directors determined to continue to monitor the Fund’s performance closely.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was equal to the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with

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large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional clients. In this regard, the Adviser noted, among other things, that, compared to institutional accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was above a median. After reviewing and discussing the Adviser’s explanation of the reasons for this, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedules for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of

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scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

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NOTES

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NOTES

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AB ALL MARKET TOTAL RETURN PORTFOLIO

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

AMTR-0151-0824

AUG 08.31.24

ANNUAL REPORT

AB SUSTAINABLE THEMATIC BALANCED PORTFOLIO

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

August 31, 2024

Company	Shares	U.S. $ Value

COMMON STOCKS – 59.6%
Information Technology – 22.6%
Communications Equipment – 1.1%
Arista Networks, Inc.(a)	3,148	$1,112,440
GCI Liberty, Inc.(a)(b)(c)	486	– 0	–

		1,112,440

Electronic Equipment, Instruments & Components – 3.4%
Flex Ltd.(a)	60,724	1,972,923
TE Connectivity Ltd.	9,673	1,485,773

		3,458,696

IT Services – 1.3%
Accenture PLC – Class A	3,877	1,325,740

Semiconductors & Semiconductor Equipment – 6.9%
Monolithic Power Systems, Inc.	1,531	1,430,995
NVIDIA Corp.	23,352	2,787,528
NXP Semiconductors NV	5,335	1,367,681
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	8,027	1,378,236

		6,964,440

Software – 9.9%
Adobe, Inc.(a)	2,844	1,633,622
Bentley Systems, Inc. – Class B	12,564	646,669
Cadence Design Systems, Inc.(a)	4,558	1,225,783
Fair Isaac Corp.(a)	640	1,107,373
Intuit, Inc.	2,406	1,516,405
Microsoft Corp.	5,409	2,256,310
Palo Alto Networks, Inc.(a)	4,183	1,517,258

		9,903,420

		22,764,736

Health Care – 13.3%
Health Care Equipment & Supplies – 6.8%
Alcon, Inc.	15,162	1,481,024
Becton Dickinson & Co.	5,699	1,381,495
GE HealthCare Technologies, Inc.(a)	19,294	1,636,517
Hologic, Inc.(a)	11,057	898,271
STERIS PLC	5,834	1,406,577

		6,803,884

Health Care Providers & Services – 1.5%
UnitedHealth Group, Inc.	2,598	1,533,340

Life Sciences Tools & Services – 3.9%
Bruker Corp.	16,599	1,115,287

abfunds.com	AB SUSTAINABLE THEMATIC BALANCED PORTFOLIO | 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Danaher Corp.	4,986	$1,342,780
ICON PLC(a)	4,575	1,473,424

		3,931,491

Pharmaceuticals – 1.1%
Johnson & Johnson	6,490	1,076,431

		13,345,146

Industrials – 9.6%
Aerospace & Defense – 1.1%
Hexcel Corp.	17,710	1,120,866

Commercial Services & Supplies – 5.3%
Tetra Tech, Inc.	6,071	1,443,320
Veralto Corp.	19,919	2,239,493
Waste Management, Inc.	7,855	1,665,574

		5,348,387

Construction & Engineering – 1.2%
AECOM	11,497	1,151,309

Electrical Equipment – 1.2%
Rockwell Automation, Inc.	4,515	1,228,215

Professional Services – 0.8%
Maximus, Inc.	8,818	813,549

		9,662,326

Financials – 5.6%
Capital Markets – 1.5%
Intercontinental Exchange, Inc.	9,139	1,476,406

Financial Services – 2.0%
Visa, Inc. – Class A	7,422	2,051,218

Insurance – 2.1%
Aflac, Inc.	18,737	2,067,815

		5,595,439

Consumer Staples – 3.5%
Household Products – 1.6%
Procter & Gamble Co. (The)	9,326	1,599,782

Personal Care Products – 1.9%
Unilever PLC (Sponsored ADR)	28,886	1,871,524

		3,471,306

Consumer Discretionary – 3.1%
Automobile Components – 1.3%
Aptiv PLC(a)	18,788	1,343,906

2 | AB SUSTAINABLE THEMATIC BALANCED PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Household Durables – 0.8%
TopBuild Corp.(a)	1,998	$785,254

Textiles, Apparel & Luxury Goods – 1.0%
On Holding AG – Class A(a)(d)	20,153	946,788

		3,075,948

Utilities – 1.9%
Electric Utilities – 1.9%
NextEra Energy, Inc.	24,229	1,950,677

Total Common Stocks (cost $44,469,805)		59,865,578

	Principal Amount (000)
GOVERNMENTS - TREASURIES – 32.7%
United States – 32.7%
U.S. Treasury Bonds
2.50%, 02/15/2046	$196	145,880
3.00%, 05/15/2042	126	106,031
3.00%, 02/15/2048	557	446,070
3.625%, 02/15/2053	63	56,940
3.875%, 02/15/2043	122	116,050
3.875%, 05/15/2043	96	90,621
4.25%, 02/15/2054	186	187,221
4.375%, 08/15/2043	138	139,596
4.50%, 02/15/2044	62	63,368
4.75%, 11/15/2043	3,337	3,543,467
4.75%, 11/15/2053	3,304	3,608,915
6.125%, 08/15/2029	825	911,551
U.S. Treasury Notes
0.625%, 05/15/2030	55	46,284
2.50%, 03/31/2027	615	595,301
2.75%, 08/15/2032	139	128,597
3.50%, 01/31/2028	1,003	993,671
3.75%, 12/31/2028	434	433,832
3.875%, 12/31/2027	454	455,561
3.875%, 08/15/2033	114	113,323
4.00%, 02/29/2028	624	628,582
4.00%, 06/30/2028	261	263,303
4.00%, 01/31/2029	48	48,192
4.125%, 09/30/2027	2,576	2,601,760
4.125%, 10/31/2027	2,035	2,054,714
4.125%, 11/15/2032	138	140,427
4.375%, 07/31/2026	202	203,313
4.375%, 11/30/2028	466	477,623

abfunds.com	AB SUSTAINABLE THEMATIC BALANCED PORTFOLIO | 3

PORTFOLIO OF INVESTMENTS (continued)

Company	Principal Amount (000)	U.S. $ Value

4.375%, 05/15/2034	$2,078	$2,155,041
4.50%, 04/15/2027	912	926,962
4.50%, 11/15/2033	2,165	2,264,898
4.625%, 03/15/2026	588	592,090
4.625%, 09/30/2028	4,689	4,841,392
4.875%, 10/31/2028	1,402	1,461,804
4.875%, 10/31/2030	1,968	2,084,235

Total Governments - Treasuries (cost $32,242,792)		32,926,615

AGENCIES – 2.7%
Agency Debentures – 2.7%
Federal Home Loan Banks 4.125%, 01/15/2027	100	100,457
4.50%, 03/13/2026	1,000	1,004,390
Federal National Mortgage Association 6.625%, 11/15/2030	1,382	1,584,412

Total Agencies (cost $2,900,250)		2,689,259

	Shares
SHORT-TERM INVESTMENTS – 4.7%
Investment Companies – 3.0%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 5.16%(e)(f)(g) (cost $3,037,135)	3,037,135	3,037,135

	Principal Amount (000)
U.S. Treasury Bills – 1.7%
United States – 1.7%
U.S. Treasury Bill Zero Coupon, 10/31/2024 (cost $1,673,622)	$1,688	1,674,130

Total Investments – 99.7% (cost $84,323,604)		100,192,717
Other assets less liabilities – 0.3%		318,115

Net Assets – 100.0%		$100,510,832

(a)	Non-income producing security.

(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(c)	Fair valued by the Adviser.

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PORTFOLIO OF INVESTMENTS (continued)

(d)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(e)	Affiliated investments.

(f)	The rate shown represents the 7-day yield as of period end.

(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

Glossary:

ADR – American Depositary Receipt

See notes to financial statements.

abfunds.com	AB SUSTAINABLE THEMATIC BALANCED PORTFOLIO | 5

STATEMENT OF ASSETS & LIABILITIES

August 31, 2024

Assets
Investments in securities, at value
Unaffiliated issuers (cost $81,286,469)	$97,155,582	(a)
Affiliated issuers (cost $3,037,135)	3,037,135
Cash	3,650
Foreign currencies, at value (cost $210,856)	213,798
Unaffiliated interest and dividends receivable	582,834
Receivable for investment securities sold	485,326
Affiliated dividends receivable	11,535
Receivable for shares of beneficial interest sold	4,978
Receivable due from Adviser	334

Total assets	101,495,172

Liabilities
Payable for investment securities purchased	522,695
Advisory fee payable	169,475
Custody and accounting fees payable	142,896
Audit and tax fee payable	56,060
Distribution fee payable	21,014
Trustees’ fees payable	5,503
Payable for shares of beneficial interest redeemed	5,314
Transfer Agent fee payable	3,337
Accrued expenses	58,046

Total liabilities	984,340

Net Assets	$100,510,832

Composition of Net Assets
Shares of beneficial interest, at par	$79
Additional paid-in capital	96,252,082
Distributable earnings	4,258,671

Net Assets	$100,510,832

(a)	Includes securities on loan with a value of $937,298 (see Note E).

Net Asset Value Per Share—unlimited shares authorized, $.00001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$94,011,676	7,387,559	$12.73	*

C	$1,514,660	119,984	$12.62

Advisor	$4,918,209	382,706	$12.85

I	$49,959	3,837	$13.02

Z	$16,328	1,280	$12.76

*	The maximum offering price per share for Class A shares was $13.30 which reflects a sales charge of 4.25%.

See notes to financial statements.

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STATEMENT OF OPERATIONS

Year Ended August 31, 2024

Investment Income
Interest (net of foreign taxes withheld of $5)	$1,481,618
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $6,431)	558,899
Affiliated issuers	90,915
Securities lending income	6,227
Other income	76	$2,137,735

Expenses
Advisory fee (see Note B)	498,598
Distribution fee—Class A	228,268
Distribution fee—Class C	16,911
Distribution fee—Class R	12,529
Distribution fee—Class K	1,249
Transfer agency—Class A	100,067
Transfer agency—Class C	1,974
Transfer agency—Advisor Class	3,981
Transfer agency—Class R	6,335
Transfer agency—Class K	999
Transfer agency—Class I	45
Transfer agency—Class Z	5
Registration fees	107,642
Audit and tax	68,015
Legal	43,558
Printing	34,938
Trustees’ fees	20,922
Custody and accounting	63,673
Miscellaneous	17,909

Total expenses	1,227,618
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(222,781)

Net expenses		1,004,837

Net investment income		1,132,898

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized loss on:
Investment transactions		(2,567,840)
Foreign currency transactions		(50)
Net change in unrealized appreciation (depreciation) of:
Investments		14,401,017
Foreign currency denominated assets and liabilities		2,031

Net gain on investment and foreign currency transactions		11,835,158

Net Increase in Net Assets from Operations		$12,968,056

See notes to financial statements.

abfunds.com	AB SUSTAINABLE THEMATIC BALANCED PORTFOLIO | 7

STATEMENT OF CHANGES IN NET ASSETS

Year Ended August 31, 2024	Year Ended August 31, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,132,898	$712,698
Net realized loss on investment transactions	(2,567,890)	(9,084,779)
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	14,403,048	15,747,799

Net increase in net assets from operations	12,968,056	7,375,718
Distributions to Shareholders
Class A	(818,185)	(4,013,369)
Class C	– 0	–	(136,995)
Advisor Class	(39,519)	(161,555)
Class R	(24,021)	(169,446)
Class K	(4,248)	(65,318)
Class I	(479)	(1,452)
Class Z	(206)	(337)
Transactions in Shares of Beneficial Interest
Net decrease	(15,220,629)	(14,322,602)

Total decrease	(3,139,231)	(11,495,356)
Net Assets
Beginning of period	103,650,063	115,145,419

End of period	$100,510,832	$103,650,063

See notes to financial statements.

8 | AB SUSTAINABLE THEMATIC BALANCED PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS

August 31, 2024

NOTE A

Significant Accounting Policies

The AB Portfolios (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. The Company, which is a Massachusetts Business Trust, operates as a series company currently comprised of five series. Each series is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Sustainable Thematic Balanced Portfolio (the “Fund”). The Fund offers Class A, Class C, Advisor Class, Class I and Class Z shares. Class R, Class K and Class T shares have been authorized but currently are not offered. Effective May 20, 2024, Class R and Class K were liquidated. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All eight classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Company’s Board of Trustees (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

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NOTES TO FINANCIAL STATEMENTS (continued)

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by

10 | AB SUSTAINABLE THEMATIC BALANCED PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate

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NOTES TO FINANCIAL STATEMENTS (continued)

based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2024:

Investments in Securities:	Level 1		Level 2			Level 3		Total
Assets:
Common Stocks:
Information Technology	$22,764,736		$	– 0	–	$0	(a)	$22,764,736
Health Care	13,345,146			– 0	–	– 0	–	13,345,146
Industrials	9,662,326			– 0	–	– 0	–	9,662,326
Financials	5,595,439			– 0	–	– 0	–	5,595,439
Consumer Staples	3,471,306			– 0	–	– 0	–	3,471,306
Consumer Discretionary	3,075,948			– 0	–	– 0	–	3,075,948
Utilities	1,950,677			– 0	–	– 0	–	1,950,677
Governments – Treasuries	– 0	–		32,926,615		– 0	–	32,926,615
Agencies	– 0	–		2,689,259		– 0	–	2,689,259
Short-Term Investments:
Investment Companies	3,037,135			– 0	–	– 0	–	3,037,135
U.S. Treasury Bills	– 0	–		1,674,130		– 0	–	1,674,130

Total Investments in Securities	62,902,713			37,290,004		0	(a)	100,192,717
Other Financial Instruments(b)	– 0	–		– 0	–	– 0	–	– 0	–

Total	$62,902,713			$37,290,004		$0	(a)	$100,192,717

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends,

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NOTES TO FINANCIAL STATEMENTS (continued)

interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned. The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class,

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NOTES TO FINANCIAL STATEMENTS (continued)

except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each series or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement (the “Advisory Agreement”), the Fund pays the Adviser an advisory fee at an annual rate of .50% of the first $2.5 billion, .40% of the next $2.5 billion and .35% in excess of $5 billion of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

The Adviser has contractually agreed to waive its management fees and/or bear certain expenses of the Fund until December 31, 2024 to the extent necessary to prevent total Fund operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB Mutual Funds in which the Fund may invest, interest expense and extraordinary expenses), on an annualized basis, from exceeding 1.00%, 1.75%, .75%, 1.25%, 1.00%, .75%, and .75% of average daily net assets, for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. The Expense Caps may not be terminated by the Adviser before December 31, 2024. For the year ended August 31, 2024, such reimbursements/waivers amounted to $220,691.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $36,638 for the year ended August 31, 2024.

14 | AB SUSTAINABLE THEMATIC BALANCED PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $1,193 from the sale of Class A shares and received $204 and $17 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the year ended August 31, 2024.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the year ended August 31, 2024, such waiver amounted to $1,942.

A summary of the Fund’s transactions in AB mutual funds for the year ended August 31, 2024 is as follows:

Fund	Market Value 8/31/23 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/24 (000)		Dividend Income (000)
Government Money Market Portfolio	$2,048	$24,025	$23,036	$3,037		$91
Government Money Market Portfolio*	131	7,553	7,684	– 0	–	1

Total				$3,037		$92

*	Investments of cash collateral for securities lending transactions (see Note E).

NOTE C

Distribution Plan

The Fund has adopted a Plan for each class of shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .50% of the Fund’s average daily net assets attributable to Class A shares,

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NOTES TO FINANCIAL STATEMENTS (continued)

1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class, Class I and Class Z shares. The fees are accrued daily and paid monthly. Payments under the Plan in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Fund is not obligated under the Plan to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Fund’s shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” plan.

In the event that the Plan is terminated or not continued, no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Distributor with respect to the relevant class. The Plan also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended August 31, 2024 were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$19,690,835	$29,059,393
U.S. government securities	32,538,703	41,118,602

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost	$84,829,041

Gross unrealized appreciation	$16,800,727
Gross unrealized depreciation	(1,437,051)

Net unrealized appreciation	$15,363,676

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

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NOTES TO FINANCIAL STATEMENTS (continued)

The Fund did not engage in derivatives transactions for the year ended August 31, 2024.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are

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NOTES TO FINANCIAL STATEMENTS (continued)

marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and Government Money Market Portfolio are reflected in the statement of operations. When the Fund earns net securities lending income from Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

A summary of the Fund’s transactions surrounding securities lending for the year ended August 31, 2024 is as follows:

						Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*			Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned	Advisory Fee Waived
$937,298	$	– 0	–	$961,534	$5,550	$677	$148

*	As of August 31, 2024.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE F

Shares of Beneficial Interest

Transactions in shares of beneficial interest for each class were as follows:

Shares	Amount
Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2024	Year Ended August 31, 2023

Class A
Shares sold	77,519	133,400	$892,489	$1,464,631

Shares issued in reinvestment of dividends and distributions	62,825	350,037	723,749	3,584,382

Shares converted from Class C	75,730	46,612	840,527	497,280

Shares redeemed	(1,060,363)	(1,553,588)	(12,355,220)	(16,594,911)

Net decrease	(844,289)	(1,023,539)	$(9,898,455)	$(11,048,618)

Class C
Shares sold	17,674	6,497	$205,866	$70,697

Shares issued in reinvestment of distributions	– 0	–	12,308	– 0	–	125,418

Shares converted to Class A	(76,416)	(46,828)	(840,527)	(497,280)

Shares redeemed	(37,757)	(89,893)	(446,120)	(948,515)

Net decrease	(96,499)	(117,916)	$(1,080,781)	$(1,249,680)

Advisor Class
Shares sold	126,850	59,613	$1,556,905	$650,196

Shares issued in reinvestment of dividends and distributions	2,991	14,160	34,727	146,128

Shares redeemed	(72,982)	(141,322)	(833,496)	(1,521,368)

Net increase (decrease)	56,859	(67,549)	$758,136	$(725,044)

Class R
Shares sold	49,117	82,157	$557,427	$879,203

Shares issued in reinvestment of distributions	2,089	16,580	24,021	169,445

Shares redeemed	(382,360)	(166,481)	(4,525,209)	(1,796,612)

Net decrease	(331,154)	(67,744)	$(3,943,761)	$(747,964)

abfunds.com	AB SUSTAINABLE THEMATIC BALANCED PORTFOLIO | 19

NOTES TO FINANCIAL STATEMENTS (continued)

	Shares			Amount
	Year Ended August 31, 2024	Year Ended August 31, 2023		Year Ended August 31, 2024	Year Ended August 31, 2023

Class K
Shares sold	4,412	3,956		$62,858	$42,796

Shares issued in reinvestment of dividends and distributions	362	6,366		4,248	65,316

Shares redeemed	(97,765)	(60,837)		(1,130,037)	(665,440)

Net decrease	(92,991)	(50,515)		$(1,062,931)	$(557,328)

Class I
Shares sold	446	124		$5,145	$1,365

Shares issued in reinvestment of dividends and distributions	32	104		375	1,083

Shares redeemed	(11)	(10)		(141)	(109)

Net increase	467	218		$5,379	$2,339

Class Z
Shares sold	1,698	336		$19,132	$3,693

Share issued in reinvestment of dividends and distributions	10	0	(a)	118	0	(b)

Shares redeemed	(1,504)	– 0	–	(17,466)	– 0	–

Net increase	204	336		$1,784	$3,693

(a)	Amount is less than one share.

(b)	Amount is less than $.50.

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

ESG Risk—Applying ESG and sustainability criteria to the investment process may exclude securities of certain issuers for non-investment reasons and, therefore, the Fund may forgo some market opportunities available to funds that do not use ESG or sustainability criteria. Securities of

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NOTES TO FINANCIAL STATEMENTS (continued)

companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the Fund’s performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria. Furthermore, ESG and “sustainability” criteria are not uniformly defined, and the Fund’s ESG and sustainability criteria may differ from those used by other funds. In addition, in evaluating an investment, the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the ESG and sustainability factors relevant to a particular investment.

Allocation Risk—The allocation of investments among different investment styles, such as equity or debt, growth or value, U.S. or non-U.S. securities, or diversification strategies, may have a more significant effect on the Fund’s net asset value, or NAV, when one of these investments is performing more poorly than another.

Capitalization Risk—Investments in mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in mid-capitalization companies may have additional risks because these companies may have limited product lines, markets or financial resources.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations.

Interest-Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the recent end of a period of historically low rates and the effects of potential central bank monetary policy, and government fiscal policy, initiatives and market reactions to those initiatives.

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NOTES TO FINANCIAL STATEMENTS (continued)

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

LIBOR Replacement Risk—The Fund may be exposed to debt securities, derivatives or other financial instruments that recently transitioned from the London Interbank Offered Rate (“LIBOR”) as a benchmark or reference rate for various interest rate calculations. The use of LIBOR was phased out in June 2023 and transitioned to the Secured Overnight Financing Rate (“SOFR”). SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market. There can be no assurance that instruments linked to SOFR will have the same volume or liquidity as did the market for LIBOR-linked financial instruments prior to LIBOR’s discontinuance or unavailability.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended August 31, 2024.

NOTE I

Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended August 31, 2024 and August 31, 2023 were as follows:

	2024		2023
Distributions paid from:
Ordinary income	$886,658		$812
Net long-term capital gains	– 0	–	4,547,660

Total taxable distributions paid	$886,658		$4,548,472

As of August 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$758,988
Accumulated capital and other losses	(11,859,935	)(a)
Unrealized appreciation (depreciation)	15,359,618	(b)

Total accumulated earnings (deficit)	$4,258,671	(c)

(a)	As of August 31, 2024, the Fund had a net capital loss carryforward of $11,859,935.

(b)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of August 31, 2024, the Fund had a net short-term capital loss carryforward of $3,909,229 and a net long-term capital loss carryforward of $7,950,706, which may be carried forward for an indefinite period.

During the current fiscal year, there were no permanent differences that resulted in adjustments to distributable earnings or additional paid-in capital.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE J

Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

NOTE K

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class A
Year Ended August 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 11.26	$ 10.93	$ 13.80	$ 12.38	$ 12.58

Income From Investment Operations

Net investment income (loss)(a)(b)	.13	.07	(.02)	.12	.14

Net realized and unrealized gain (loss) on investment transactions	1.44	.71	(2.39)	1.74	.10

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)

Capital contributions	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	1.57	.78	(2.41)	1.86	.24

Less: Dividends and Distributions

Dividends from net investment income	(.10)	– 0	–	(.36)	(.44)	(.40)

Distributions from net realized gain on investment transactions	– 0	–	(.45)	(.10)	– 0	–	(.04)

Total dividends and distributions	(.10)	(.45)	(.46)	(.44)	(.44)

Net asset value, end of period	$ 12.73	$ 11.26	$ 10.93	$ 13.80	$ 12.38

Total Return

Total investment return based on net asset value(d)	14.06%	7.59%	(18.04)%	15.54%	1.77%
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$94,012	$92,712	$101,192	$138,753	$132,657

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	1.00%	1.00%	1.09%	1.25%	1.14%

Expenses, before waivers/reimbursements(e)‡	1.22%	1.22%	1.31%	1.36%	1.29%

Net investment income (loss)(b)	1.15%	.69%	(.13)%	.95%	1.13%

Portfolio turnover rate	53%	46%	174%	120%	96%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00%	.00%	.04%	.14%	.17%

See footnote summary on page 29.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class C
Year Ended August 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 11.16	$ 10.91	$ 13.76	$ 12.32	$ 12.51

Income From Investment Operations

Net investment income (loss)(a)(b)	.04	(.01)	(.11)	.02	.05

Net realized and unrealized gain (loss) on investment transactions	1.42	.71	(2.41)	1.75	.09

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)

Capital contributions	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	1.46	.70	(2.52)	1.77	.14

Less: Dividends and Distributions

Dividends from net investment income	– 0	–	– 0	–	(.23)	(.33)	(.29)

Distributions from net realized gain on investment transactions	– 0	–	(.45)	(.10)	– 0	–	(.04)

Total dividends and distributions	– 0	–	(.45)	(.33)	(.33)	(.33)

Net asset value, end of period	$ 12.62	$ 11.16	$ 10.91	$ 13.76	$ 12.32

Total Return

Total investment return based on net asset value(d)	13.08%	6.86%	(18.73)%	14.64%	.97%
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,515	$2,415	$3,650	$6,257	$10,667

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	1.75%	1.75%	1.90%	1.98%	1.89%

Expenses, before waivers/reimbursements(e)‡	2.00%	1.98%	2.06%	2.09%	2.04%

Net investment income (loss)(b)	.39%	(.07)%	(.93)%	.18%	.44%

Portfolio turnover rate	53%	46%	174%	120%	96%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00%	.00%	.04%	.14%	.17%

See footnote summary on page 29.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Advisor Class
Year Ended August 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 11.37	$ 11.01	$ 13.88	$ 12.44	$ 12.64

Income From Investment Operations

Net investment income(a)(b)	.17	.10	.04	.16	.17

Net realized and unrealized gain (loss) on investment transactions	1.44	.71	(2.43)	1.76	.10

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)

Capital contributions	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	1.61	.81	(2.39)	1.92	.27

Less: Dividends and Distributions

Dividends from net investment income	(.13)	– 0	–	(.38)	(.48)	(.43)

Distributions from net realized gain on investment transactions	– 0	–	(.45)	(.10)	– 0	–	(.04)

Total dividends and distributions	(.13)	(.45)	(.48)	(.48)	(.47)

Net asset value, end of period	$ 12.85	$ 11.37	$ 11.01	$ 13.88	$ 12.44

Total Return

Total investment return based on net asset value(d)	14.31%	7.82%	(17.79)%	15.82%	2.02%
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,918	$3,706	$4,331	$5,790	$5,419

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	.75%	.75%	.71%	1.00%	.89%

Expenses, before waivers/reimbursements(e)‡	.92%	.97%	1.06%	1.11%	1.04%

Net investment income(b)	1.40%	.93%	.33%	1.20%	1.41%

Portfolio turnover rate	53%	46%	174%	120%	96%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00%	.00%	.04%	.14%	.17%

See footnote summary on page 29.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class I
Year Ended August 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 11.51	$ 11.13	$ 14.03	$ 12.58	$ 12.78

Income From Investment Operations

Net investment income(a)(b)	.17	.10	.02	.16	.16

Net realized and unrealized gain (loss) on investment transactions	1.47	.73	(2.44)	1.77	.11

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)

Capital contributions	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	1.64	.83	(2.42)	1.93	.27

Less: Dividends and Distributions

Dividends from net investment income	(.13)	– 0	–	(.38)	(.48)	(.43)

Distributions from net realized gain on investment transactions	– 0	–	(.45)	(.10)	– 0	–	(.04)

Total dividends and distributions	(.13)	(.45)	(.48)	(.48)	(.47)

Net asset value, end of period	$ 13.02	$ 11.51	$ 11.13	$ 14.03	$ 12.58

Total Return

Total investment return based on net asset value(d)	14.36%	7.92%	(17.83)%	15.81%	2.02%
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$50	$39	$35	$41	$39

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	.75%	.75%	.83%	1.01%	.91%

Expenses, before waivers/reimbursements(e)‡	.95%	5.21	%(f)	1.08%	1.13%	1.06%

Net investment income(b)	1.40%	.95%	.14%	1.18%	1.33%

Portfolio turnover rate	53%	46%	174%	120%	96%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00%	.00%	.04%	.14%	.17%

See footnote summary on page 29.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class Z
Year Ended August 31,	December 15, 2021(g) to August 31, 2022
2024	2023

Net asset value, beginning of period	$ 11.28	$ 10.93	$ 13.54

Income From Investment Operations

Net investment income(a)(b)	.16	.10	.02

Net realized and unrealized gain (loss) on investment transactions	1.44	.70	(2.14)

Net increase (decrease) in net asset value from operations	1.60	.80	(2.12)

Less: Dividends and Distributions

Dividends from net investment income	(.12)	– 0	–	(.39)

Distributions from net realized gain on investment transactions	– 0	–	(.45)	(.10)

Total distributions	(.12)	(.45)	(.49)

Net asset value, end of period	$ 12.76	$ 11.28	$ 10.93

Total Return

Total investment return based on net asset value(d)	14.38%	7.79%	(16.27)%
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$16	$12	$8

Ratio to average net assets of:

Expenses, net of waivers/reimbursements‡	.75%	.75%	.75	%^

Expenses, before waivers/reimbursements‡	.91%	.84%	.96	%^

Net investment income(b)	1.40%	.96%	.21	%^

Portfolio turnover rate	53%	46%	174%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00%	.00%	.00	%^

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the years ended August 31, 2022, August 31, 2021 and August 31, 2020, such waiver amounted to .03%, .11% and .15%, respectively.

(f)	Reflects a onetime non-recurring accrual adjustment.

(g)	Commencement of distributions.

^	Annualized.

See notes to financial statements.

abfunds.com	AB SUSTAINABLE THEMATIC BALANCED PORTFOLIO | 29

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of

AB Sustainable Thematic Balanced Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of AB Sustainable Thematic Balanced Portfolio (the “Fund”) (one of the series constituting The AB Portfolios (the “Company”)), including the portfolio of investments, as of August 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting The AB Portfolios) at August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures

30 | AB SUSTAINABLE THEMATIC BALANCED PORTFOLIO	abfunds.com

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

October 28, 2024

abfunds.com	AB SUSTAINABLE THEMATIC BALANCED PORTFOLIO | 31

2024 FEDERAL TAX INFORMATION

(unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during the taxable year ended August 31, 2024. For individual shareholders, the Fund designates 78.26% of dividends paid as qualified dividend income. For corporate shareholders, 73.34% of dividends paid qualify for the dividends received deduction. For foreign shareholders, 86.89% of ordinary dividends paid may be considered to be qualifying to be taxed as interest-related dividends.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2025.

32 | AB SUSTAINABLE THEMATIC BALANCED PORTFOLIO	abfunds.com

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested trustees (the “directors”) of The AB Portfolios (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Sustainable Thematic Balanced Portfolio (formerly AB Conservative Wealth Strategy) (the “Fund”) at a meeting held by video conference on May 7-9, 2024 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

abfunds.com	AB SUSTAINABLE THEMATIC BALANCED PORTFOLIO | 33

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2022 and 2023 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors noted that the Fund was not profitable to the Adviser in the periods reviewed.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and

34 | AB SUSTAINABLE THEMATIC BALANCED PORTFOLIO	abfunds.com

transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Fund’s unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 29, 2024 and (in the case of comparisons with the broad-based securities market index) for the period from inception. The directors discussed with the Adviser the reasons for the Fund’s underperformance in the periods reviewed and determined to continue to monitor the Fund’s performance closely.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

abfunds.com	AB SUSTAINABLE THEMATIC BALANCED PORTFOLIO | 35

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year and reflected the impact of the Adviser’s expense cap for the Fund. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was equal to the median of a peer group and lower than the median of a peer universe. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products

36 | AB SUSTAINABLE THEMATIC BALANCED PORTFOLIO	abfunds.com

and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

abfunds.com	AB SUSTAINABLE THEMATIC BALANCED PORTFOLIO | 37

NOTES

38 | AB SUSTAINABLE THEMATIC BALANCED PORTFOLIO	abfunds.com

NOTES

abfunds.com	AB SUSTAINABLE THEMATIC BALANCED PORTFOLIO | 39

NOTES

40 | AB SUSTAINABLE THEMATIC BALANCED PORTFOLIO	abfunds.com

AB SUSTAINABLE THEMATIC BALANCED PORTFOLIO

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

STB-0151-0824

AUG 08.31.24

ANNUAL REPORT

AB TAX-MANAGED WEALTH APPRECIATION STRATEGY

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

August 31, 2024

Company	Shares	U.S. $ Value

COMMON STOCKS – 58.1%
Information Technology – 17.6%
Communications Equipment – 0.1%
Cisco Systems, Inc.	14,232	$719,285

Electronic Equipment, Instruments & Components – 0.5%
CDW Corp./DE	20,234	4,565,600

Semiconductors & Semiconductor Equipment – 6.3%
Advanced Micro Devices, Inc.(a)	4,089	607,462
Broadcom, Inc.	46,711	7,605,485
KLA Corp.	2,785	2,282,113
NVIDIA Corp.	282,479	33,719,518
NXP Semiconductors NV	18,298	4,690,875
QUALCOMM, Inc.	20,478	3,589,794
Texas Instruments, Inc.	8,454	1,812,030

		54,307,277

Software – 7.3%
Adobe, Inc.(a)	9,978	5,731,463
Gen Digital, Inc.	50,849	1,345,464
Microsoft Corp.	104,186	43,460,148
Oracle Corp.	68,606	9,693,342
ServiceNow, Inc.(a)	2,375	2,030,625

		62,261,042

Technology Hardware, Storage & Peripherals – 3.4%
Apple, Inc.	113,581	26,010,049
Western Digital Corp.(a)	47,674	3,126,938

		29,136,987

		150,990,191

Health Care – 9.1%
Biotechnology – 1.6%
Gilead Sciences, Inc.	412	32,548
Regeneron Pharmaceuticals, Inc.(a)	4,918	5,826,305
Vertex Pharmaceuticals, Inc.(a)	16,331	8,098,380

		13,957,233

Health Care Equipment & Supplies – 1.0%
Edwards Lifesciences Corp.(a)	36,521	2,555,009
Intuitive Surgical, Inc.(a)	2,352	1,158,666
Medtronic PLC	56,368	4,993,077

		8,706,752

Health Care Providers & Services – 3.2%
Elevance Health, Inc.	12,386	6,897,640
HCA Healthcare, Inc.	9,916	3,922,670
UnitedHealth Group, Inc.	28,653	16,911,001

		27,731,311

abfunds.com	AB TAX-MANAGED WEALTH APPRECIATION STRATEGY | 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Life Sciences Tools & Services – 1.9%
Danaher Corp.	2,462	$663,041
Illumina, Inc.(a)	13,399	1,760,629
IQVIA Holdings, Inc.(a)	26,418	6,645,448
Thermo Fisher Scientific, Inc.	5,106	3,140,547
Waters Corp.(a)	10,443	3,616,933

		15,826,598

Pharmaceuticals – 1.4%
Johnson & Johnson	9,589	1,590,431
Merck & Co., Inc.	21,171	2,507,705
Pfizer, Inc.	8,730	253,257
Roche Holding AG (Sponsored ADR)	84,899	3,593,775
Zoetis, Inc.	22,108	4,056,597

		12,001,765

		78,223,659

Financials – 7.7%
Banks – 2.3%
Bank of America Corp.	220,137	8,970,583
JPMorgan Chase & Co.	7,890	1,773,672
PNC Financial Services Group, Inc. (The)	1,949	360,740
Wells Fargo & Co.	139,617	8,163,406

		19,268,401

Capital Markets – 1.9%
Charles Schwab Corp. (The)	86,352	5,621,515
Goldman Sachs Group, Inc. (The)	16,342	8,338,505
LPL Financial Holdings, Inc.	9,320	2,090,849
S&P Global, Inc.	957	491,171

		16,542,040

Financial Services – 1.9%
PayPal Holdings, Inc.(a)	12,940	937,244
Visa, Inc. – Class A	54,512	15,065,482

		16,002,726

Insurance – 1.6%
Progressive Corp. (The)	45,687	11,522,261
Willis Towers Watson PLC	8,660	2,529,673

		14,051,934

		65,865,101

Communication Services – 6.4%
Diversified Telecommunication Services – 0.6%
Comcast Corp. – Class A	120,151	4,754,375

Entertainment – 0.3%
Walt Disney Co. (The)	30,205	2,729,928

Interactive Media & Services – 4.8%
Alphabet, Inc. – Class A	12,280	2,006,306
Alphabet, Inc. – Class C	131,015	21,631,887

2 | AB TAX-MANAGED WEALTH APPRECIATION STRATEGY	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Meta Platforms, Inc. – Class A	33,725	$17,581,180

		41,219,373

Wireless Telecommunication Services – 0.7%
T-Mobile US, Inc.	29,971	5,955,837

		54,659,513

Consumer Discretionary – 4.8%
Automobile Components – 0.0%
Magna International, Inc.	4,191	176,148

Automobiles – 0.1%
Stellantis NV	62,538	1,049,388

Broadline Retail – 1.9%
Amazon.com, Inc.(a)	89,436	15,964,326

Hotels, Restaurants & Leisure – 0.7%
Booking Holdings, Inc.	236	922,578
Hyatt Hotels Corp. – Class A	14,469	2,198,131
Restaurant Brands International, Inc.	28,278	1,964,755
Starbucks Corp.	8,298	784,742

		5,870,206

Specialty Retail – 1.7%
AutoZone, Inc.(a)	1,837	5,844,379
Home Depot, Inc. (The)	24,189	8,913,646

		14,758,025

Textiles, Apparel & Luxury Goods – 0.4%
NIKE, Inc. – Class B	45,064	3,754,732

		41,572,825

Industrials – 3.8%
Building Products – 0.2%
Otis Worldwide Corp.	17,442	1,651,583

Construction & Engineering – 0.4%
AECOM	23,139	2,317,139
MasTec, Inc.(a)	11,414	1,291,266

		3,608,405

Electrical Equipment – 1.5%
Eaton Corp. PLC	30,167	9,259,157
GE Vernova, Inc.(a)	12,170	2,446,170
Regal Rexnord Corp.	6,110	1,025,319

		12,730,646

Ground Transportation – 0.6%
CSX Corp.	131,818	4,517,403
Norfolk Southern Corp.	3,002	768,992

		5,286,395

Machinery – 0.9%
Ingersoll Rand, Inc.	10,221	934,711
PACCAR, Inc.	54,361	5,228,441
Pentair PLC	13,464	1,194,122

		7,357,274

abfunds.com	AB TAX-MANAGED WEALTH APPRECIATION STRATEGY | 3

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Professional Services – 0.2%
Booz Allen Hamilton Holding Corp.	11,833	$1,878,844

		32,513,147

Consumer Staples – 3.5%
Beverages – 0.7%
Coca-Cola Co. (The)	50,566	3,664,518
Constellation Brands, Inc. – Class A	11,671	2,809,327

		6,473,845

Consumer Staples Distribution & Retail – 2.1%
Costco Wholesale Corp.	7,999	7,138,148
Walmart, Inc.	138,819	10,720,991

		17,859,139

Household Products – 0.7%
Procter & Gamble Co. (The)	34,119	5,852,773

		30,185,757

Energy – 1.9%
Energy Equipment & Services – 0.6%
Baker Hughes Co.	130,430	4,587,223

Oil, Gas & Consumable Fuels – 1.3%
Cameco Corp.	46,342	1,892,607
Chevron Corp.	26,222	3,879,545
EOG Resources, Inc.	43,115	5,554,075

		11,326,227

		15,913,450

Materials – 1.6%
Chemicals – 1.5%
Corteva, Inc.	64,179	3,677,457
Linde PLC	10,590	5,064,667
LyondellBasell Industries NV – Class A	38,124	3,762,839
Westlake Corp.	1,866	271,391

		12,776,354

Metals & Mining – 0.1%
ATI, Inc.(a)	13,478	860,975

		13,637,329

Utilities – 1.0%
Electric Utilities – 1.0%
American Electric Power Co., Inc.	40,805	4,091,925
NextEra Energy, Inc.	53,394	4,298,751

		8,390,676

Real Estate – 0.7%
Industrial REITs – 0.4%
Prologis, Inc.	27,160	3,471,591

Real Estate Management & Development – 0.0%
CBRE Group, Inc. – Class A(a)	450	51,813

4 | AB TAX-MANAGED WEALTH APPRECIATION STRATEGY	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Specialized REITs – 0.3%
American Tower Corp.	10,272	$2,301,544

		5,824,948

Total Common Stocks (cost $185,976,653)		497,776,596

INVESTMENT COMPANIES – 41.8%
Funds and Investment Trusts – 41.8%(b)(c)
AB Discovery Growth Fund, Inc. – Class Z	1,603,547	20,220,721
AB Trust – AB Discovery Value Fund – Class Z	1,187,343	27,605,722
Bernstein Fund, Inc. – International Small Cap Portfolio – Class Z	3,595,967	45,668,782
Bernstein Fund, Inc. – International Strategic Equities Portfolio – Class Z	16,557,441	224,850,045
Bernstein Fund, Inc. – Small Cap Core Portfolio – Class Z	1,322,923	18,269,566
Sanford C Bernstein Fund, Inc. – Emerging Markets Portfolio – Class Z	760,189	21,368,908

Total Investment Companies (cost $317,503,248)		357,983,744

SHORT-TERM INVESTMENTS – 0.1%
Investment Companies – 0.1%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 5.16%(b)(c)(d) (cost $843,391)	843,391	843,391

Total Investments – 100.0% (cost $504,323,292)		856,603,731
Other assets less liabilities – 0.0%		351,850

Net Assets – 100.0%		$856,955,581

(a)	Non-income producing security.

(b)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(c)	Affiliated investments.

(d)	The rate shown represents the 7-day yield as of period end.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

See notes to financial statements.

abfunds.com	AB TAX-MANAGED WEALTH APPRECIATION STRATEGY | 5

STATEMENT OF ASSETS & LIABILITIES

August 31, 2024

Assets
Investments in securities, at value
Unaffiliated issuers (cost $185,976,653)	$497,776,596
Affiliated issuers (cost $318,346,639)	358,827,135
Cash	2,101
Foreign currencies, at value (cost $108,198)	117,014
Unaffiliated dividends receivable	624,790
Receivable for investment securities sold	316,310
Receivable due from Adviser	217,836
Receivable for shares of beneficial interest sold	64,627
Affiliated dividends receivable	5,421

Total assets	857,951,830

Liabilities
Advisory fee payable	457,952
Custody and accounting fees payable	193,289
Payable for shares of beneficial interest redeemed	161,313
Audit and tax fee payable	60,030
Administrative fee payable	36,610
Distribution fee payable	10,070
Trustees’ fees payable	7,928
Transfer Agent fee payable	5,616
Accrued expenses	63,441

Total liabilities	996,249

Net Assets	$856,955,581

Composition of Net Assets
Shares of beneficial interest, at par	$380
Additional paid-in capital	495,529,732
Distributable earnings	361,425,469

Net Assets	$856,955,581

Net Asset Value Per Share—unlimited shares authorized, $.00001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$46,757,042	2,087,850	$22.39	*

C	$570,852	25,672	$22.24

Advisor	$809,627,687	35,934,866	$22.53

*	The maximum offering price per share for Class A shares was $23.38 which reflects a sales charge of 4.25%.

See notes to financial statements.

6 | AB TAX-MANAGED WEALTH APPRECIATION STRATEGY	abfunds.com

STATEMENT OF OPERATIONS

Year Ended August 31, 2024

Investment Income
Dividends
Affiliated issuers	$8,387,242
Unaffiliated issuers (net of foreign taxes withheld of $21,853)	5,723,384
Interest	2,653
Other income	2,295	$14,115,574

Expenses
Advisory fee (see Note B)	5,059,148
Distribution fee—Class A	107,986
Distribution fee—Class C	4,910
Transfer agency—Class A	6,561
Transfer agency—Class C	110
Transfer agency—Advisor Class	111,468
Administrative	85,028
Custody and accounting	71,158
Audit and tax	69,209
Legal	45,055
Registration fees	44,338
Printing	32,233
Trustees’ fees	29,875
Miscellaneous	39,969

Total expenses	5,707,048
Less: expenses waived and reimbursed by the Adviser (see Note B)	(2,447,844)

Net expenses		3,259,204

Net investment income		10,856,370

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Affiliated Underlying Portfolios		(1,937,505)
Investment transactions		8,217,323
Foreign currency transactions		(13)
Net realized gain distributions from Affiliated Underlying Portfolios		2,625,265
Net change in unrealized appreciation (depreciation) of:
Affiliated Underlying Portfolios		58,147,716
Investments		99,286,634
Foreign currency denominated assets and liabilities		3,794

Net gain on investment and foreign currency transactions		166,343,214

Net Increase in Net Assets from Operations		$177,199,584

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended August 31, 2024	Year Ended August 31, 2023
Increase in Net Assets from Operations
Net investment income	$10,856,370	$9,142,553
Net realized gain on investment and foreign currency transactions	6,279,805	3,084,947
Net realized gain distributions from Affiliated Underlying Portfolios	2,625,265	2,434,007
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	157,438,144	67,189,484

Net increase in net assets from operations	177,199,584	81,850,991
Distributions to Shareholders
Class A	(682,354)	(2,028,745)
Class C	(2,225)	(24,027)
Advisor Class	(12,862,874)	(35,161,016)
Transactions in Shares of Beneficial Interest
Net decrease	(34,659,864)	(8,453,411)

Total increase	128,992,267	36,183,792
Net Assets
Beginning of period	727,963,314	691,779,522

End of period	$856,955,581	$727,963,314

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

August 31, 2024

NOTE A

Significant Accounting Policies

The AB Portfolios (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. The Company, which is a Massachusetts Business Trust, operates as a series company currently comprised of five series. Each series is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Tax-Managed Wealth Appreciation Strategy (the “Fund”). The Fund offers Class A, Class C and Advisor Class shares. Class T and Class Z have been authorized but currently are not offered. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class shares are sold without any initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All five classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Company’s Board of Trustees (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

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NOTES TO FINANCIAL STATEMENTS (continued)

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by

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NOTES TO FINANCIAL STATEMENTS (continued)

contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate

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NOTES TO FINANCIAL STATEMENTS (continued)

based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2024:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$497,776,596		$	– 0	–	$	– 0	–	$497,776,596
Investment Companies	357,983,744			– 0	–		– 0	–	357,983,744
Short-Term Investments	843,391			– 0	–		– 0	–	843,391

Total Investments in Securities	856,603,731			– 0	–		– 0	–	856,603,731
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total	$856,603,731		$	– 0	–	$	– 0	–	$856,603,731

(a)	See Portfolio of Investments for sector classifications.

(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

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NOTES TO FINANCIAL STATEMENTS (continued)

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each series or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from

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NOTES TO FINANCIAL STATEMENTS (continued)

those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement (the “Advisory Agreement”), the Fund pays the Adviser an advisory fee at an annual rate of .65% of the first $2.5 billion, .55% of the next $2.5 billion and .50% in excess of $5 billion of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the year ended August 31, 2024, the reimbursement for such services amounted to $85,028.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $69,464 for the year ended August 31, 2024.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $377 from the sale of Class A shares and received $0 and $0 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the year ended August 31, 2024.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory

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NOTES TO FINANCIAL STATEMENTS (continued)

fee of Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the year ended August 31, 2024, such waiver amounted to $4,895.

In connection with the Fund’s investments in other AB mutual funds, the Adviser has contractually agreed to waive fees and/or reimburse the expenses payable to the Adviser by the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fees of AB mutual funds, as paid by the Fund as an acquired fund fee and expense. These fee waivers and/or expense reimbursements will remain in effect until December 31, 2024. For the year ended August 31, 2024, such waivers and/or reimbursements amounted to $2,442,949.

A summary of the Fund’s transactions in AB mutual funds for the year ended August 31, 2024 is as follows:

													Distributions
Fund	Market Value 8/31/23 (000)	Purchases at Cost (000)		Sales Proceeds (000)		Realized Gain (Loss) (000)			Change in Unrealized Appr./ (Depr.) (000)			Market Value 8/31/24 (000)	Dividend Income (000)		Realized Gains (000)
Government Money Market Portfolio	$2,676	$72,083		$73,916		$	– 0	–	$	– 0	–	$843	$175		$	– 0	–
AB Discovery Growth Fund, Inc.	17,900	– 0	–	693			(217)			3,231		20,221	– 0	–		– 0	–
AB Trust – AB Discovery Value Fund	25,046	1,640		1,779			(359)			3,058		27,606	269			1,371
Bernstein Fund, Inc.:
International Small Cap Portfolio	38,559	8,779		7,858			(520)			6,709		45,669	1,150			– 0	–
International Strategic Equities Portfolio	200,868	6,328		22,604			(675)			40,933		224,850	6,327			– 0	–
Small Cap Core Portfolio	16,928	1,374		1,544			(167)			1,678		18,269	119			1,254
Sanford C. Bernstein Fund, Inc. – Emerging Markets Portfolio	17,966	865		– 0	–		– 0	–		2,538		21,369	347			– 0	–

Total							$(1,938)			$58,148		$358,827	$8,387			$2,625

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE C

Distribution Plan

The Fund has adopted a Plan for each class of shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .50% of the Fund’s average daily net assets attributable to Class A shares and 1% of the Fund’s average daily net assets attributable to Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. Payments under the Plan in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Fund is not obligated under the Plan to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Fund’s shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” plan.

In the event that the Plan is terminated or not continued, no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Distributor with respect to the relevant class. The Plan also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended August 31, 2024 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$76,793,708		$109,150,821
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost	$505,896,370

Gross unrealized appreciation	$352,905,856
Gross unrealized depreciation	(2,198,495)

Net unrealized appreciation	$350,707,361

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NOTES TO FINANCIAL STATEMENTS (continued)

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivatives transactions for the year ended August 31, 2024.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Shares of Beneficial Interest

Transactions in shares of beneficial interest for each class were as follows:

	Shares		Amount
	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2024	Year Ended August 31, 2023

Class A
Shares sold	9,080	40,235	$178,525	$693,058

Shares issued in reinvestment of dividends and distributions	32,177	108,041	589,807	1,780,516

Shares converted from Class C	6,294	855	115,409	14,580

Shares redeemed	(207,254)	(212,524)	(4,176,237)	(3,646,325)

Net decrease	(159,703)	(63,393)	$(3,292,496)	$(1,158,171)

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NOTES TO FINANCIAL STATEMENTS (continued)

	Shares		Amount
	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2024	Year Ended August 31, 2023

Class C
Shares sold	8,487	4,129	$160,795	$67,656

Shares issued in reinvestment of dividends and distributions	122	1,459	2,224	23,957

Shares converted to Class A	(6,355)	(862)	(115,409)	(14,580)

Shares redeemed	(1,656)	(10,862)	(28,840)	(185,741)

Net increase (decrease)	598	(6,136)	$18,770	$(108,708)

Advisor Class
Shares sold	1,941,152	3,675,472	$38,438,153	$62,151,963

Shares issued in reinvestment of dividends and distributions	636,134	1,892,520	11,711,228	31,321,212

Shares redeemed	(4,118,017)	(5,857,883)	(81,535,519)	(100,659,707)

Net decrease	(1,540,731)	(289,891)	$(31,386,138)	$(7,186,532)

NOTE F

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Foreign (Non-U.S.) Risk—The Fund’s investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Emerging-Market Risk—Investments in emerging-market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

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NOTES TO FINANCIAL STATEMENTS (continued)

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small- and mid-capitalization companies may have additional risks because these companies have limited product lines, markets, or financial resources.

Investment in Other Investment Companies Risk—As with other investments, investments in other investment companies are subject to market and selection risk. In addition, shareholders of the Fund bear both their proportionate share of expenses in the Fund (including management fees) and, indirectly, the expenses of the investment companies in which the Fund invests (to the extent these expenses are not waived or reimbursed by the Adviser).

Sector Risk—The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

LIBOR Replacement Risk—The Fund may be exposed to debt securities, derivatives or other financial instruments that recently transitioned from the London Interbank Offered Rate (“LIBOR”) as a benchmark or reference rate for various interest rate calculations. The use of LIBOR was phased out in June 2023 and transitioned to the Secured Overnight Financing Rate (“SOFR”). SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market. There can be no assurance that instruments linked to SOFR will have the same volume or liquidity as did the market for LIBOR-linked financial instruments prior to LIBOR’s discontinuance or unavailability.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon,

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NOTES TO FINANCIAL STATEMENTS (continued)

quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected. The Fund’s tax-management strategies may result in it forgoing performance in favor of tax benefits that may not materialize, or may result in pre-tax performance that is lower than that of funds that do not use tax-management strategies.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended August 31, 2024.

NOTE H

Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended August 31, 2024 and August 31, 2023 were as follows:

	2024	2023
Distributions paid from:
Ordinary income	$8,824,834	$9,980,705
Net long-term capital gains	4,722,619	27,233,083

Total taxable distributions paid	$13,547,453	$37,213,788

As of August 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$1,784,959
Undistributed capital gains	8,924,334
Unrealized appreciation (depreciation)	350,716,176	(a)

Total accumulated earnings (deficit)	$361,425,469

(a)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of August 31, 2024, the Fund did not have any capital loss carryforwards.

20 | AB TAX-MANAGED WEALTH APPRECIATION STRATEGY	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

During the current fiscal year, permanent differences primarily due to the utilization of earnings and profits distributed to shareholders on redemption of shares resulted in a net decrease in distributable earnings and a net increase in additional paid-in capital. These reclassifications had no effect on net assets.

NOTE I

Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

abfunds.com	AB TAX-MANAGED WEALTH APPRECIATION STRATEGY | 21

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class A
Year Ended August 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 18.21	$ 17.15	$ 21.60	$ 16.81	$ 15.66

Income From Investment Operations

Net investment income(a)(b)	.24	.19	.28	.11	.18

Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.25	1.77	(3.56)	4.87	1.75

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	4.49	1.96	(3.28)	4.98	1.93

Less: Dividends and Distributions

Dividends from net investment income	(.19)	(.21)	(.24)	(.15)	(.33)

Distributions from net realized gain on investment transactions	(.12)	(.69)	(.93)	(.04)	(.45)

Total dividends and distributions	(.31)	(.90)	(1.17)	(.19)	(.78)

Net asset value, end of period	$ 22.39	$ 18.21	$ 17.15	$ 21.60	$ 16.81

Total Return

Total investment return based on net asset value(d)*	25.01%	11.99%	(16.08)%	29.83%	12.44%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$46,757	$40,936	$39,643	$48,742	$38,983

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	.65%	.67%	.63%	.63%	.63%

Expenses, before waivers/reimbursements(e)‡	.97%	.99%	.97%	.98%	.99%

Net investment income(b)	1.19%	1.09%	1.44%	.57%	1.15%

Portfolio turnover rate	10%	13%	23%	15%	21%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.33%	.34%	.36%	.38%	.39%

See footnote summary on page 25.

22 | AB TAX-MANAGED WEALTH APPRECIATION STRATEGY	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class C
Year Ended August 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 18.04	$ 16.99	$ 21.33	$ 16.59	$ 15.44

Income From Investment Operations

Net investment income (loss)(a)(b)	.02	.09	.10	(.01)	.09

Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.30	1.72	(3.51)	4.79	1.69

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	4.32	1.81	(3.41)	4.78	1.78

Less: Dividends and Distributions

Dividends from net investment income	– 0	–	(.07)	– 0	–	– 0	–	(.18)

Distributions from net realized gain on investment transactions	(.12)	(.69)	(.93)	(.04)	(.45)

Total dividends and distributions	(.12)	(.76)	(.93)	(.04)	(.63)

Net asset value, end of period	$ 22.24	$ 18.04	$ 16.99	$ 21.33	$ 16.59

Total Return

Total investment return based on net asset value(d)*	24.10%	11.12%	(16.73)%	28.85%	11.63%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$571	$452	$530	$1,378	$2,413

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	1.41%	1.43%	1.39%	1.38%	1.38%

Expenses, before waivers/reimbursements(e)‡	1.73%	1.75%	1.72%	1.74%	1.74%

Net investment income (loss)(b)	.11%	.51%	.50%	(.05)%	.58%

Portfolio turnover rate	10%	13%	23%	15%	21%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.33%	.34%	.36%	.38%	.39%

See footnote summary on page 25.

abfunds.com	AB TAX-MANAGED WEALTH APPRECIATION STRATEGY | 23

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Advisor Class
Year Ended August 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 18.32	$ 17.25	$ 21.72	$ 16.90	$ 15.73

Income From Investment Operations

Net investment income(a)(b)	.28	.23	.33	.16	.22

Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.28	1.79	(3.58)	4.89	1.77

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	4.56	2.02	(3.25)	5.05	1.99

Less: Dividends and Distributions

Dividends from net investment income	(.23)	(.26)	(.29)	(.19)	(.37)

Distributions from net realized gain on investment transactions	(.12)	(.69)	(.93)	(.04)	(.45)

Total dividends and distributions	(.35)	(.95)	(1.22)	(.23)	(.82)

Net asset value, end of period	$ 22.53	$ 18.32	$ 17.25	$ 21.72	$ 16.90

Total Return

Total investment return based on net asset value(d)*	25.33%	12.29%	(15.87)%	30.14%	12.78%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$809,628	$686,575	$651,607	$803,319	$657,294

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	.40%	.42%	.38%	.38%	.38%

Expenses, before waivers/reimbursements(e)‡	.72%	.74%	.72%	.73%	.74%

Net investment income(b)	1.41%	1.32%	1.68%	.82%	1.41%

Portfolio turnover rate	10%	13%	23%	15%	21%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.33%	.34%	.36%	.38%	.39%

See footnote summary on page 25.

24 | AB TAX-MANAGED WEALTH APPRECIATION STRATEGY	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the years ended August 31, 2024, August 31, 2023, August 31, 2022, August 31, 2021 and August 31, 2020, such waiver amounted to .31%, .32%, .33%, .35% and .36%, respectively.

*

Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the years ended August 31, 2024 and August 31, 2022 by .04% and .02%, respectively.

See notes to financial statements.

abfunds.com	AB TAX-MANAGED WEALTH APPRECIATION STRATEGY | 25

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of

AB Tax-Managed Wealth Appreciation Strategy

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of AB Tax-Managed Wealth Appreciation Strategy (the “Fund”) (one of the series constituting The AB Portfolios (the “Company”)), including the portfolio of investments, as of August 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting The AB Portfolios) at August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures

26 | AB TAX-MANAGED WEALTH APPRECIATION STRATEGY	abfunds.com

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

October 28, 2024

abfunds.com	AB TAX-MANAGED WEALTH APPRECIATION STRATEGY | 27

2024 FEDERAL TAX INFORMATION

(unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during the taxable year ended August 31, 2024. For individual shareholders, the Fund designates 52.38% of dividends paid as qualified dividend income. For corporate shareholders, 42.99% of dividends paid qualify for the dividends received deduction. For foreign shareholders, 1.26% of ordinary dividends paid may be considered to be qualifying to be taxed as interest-related dividends. The Fund designates $4,722,619 of dividends paid as long-term capital gain dividends.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2025.

28 | AB TAX-MANAGED WEALTH APPRECIATION STRATEGY	abfunds.com

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested trustees (the “directors”) of The AB Portfolios (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Tax-Managed Wealth Appreciation Strategy (the “Fund”) at a meeting held by video conference on May 7-9, 2024 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund, and the underlying funds advised by the Adviser in which the Fund invests.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

abfunds.com	AB TAX-MANAGED WEALTH APPRECIATION STRATEGY | 29

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2022 and 2023 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

30 | AB TAX-MANAGED WEALTH APPRECIATION STRATEGY	abfunds.com

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the underlying funds advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 29, 2024 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was lower than the median.

abfunds.com	AB TAX-MANAGED WEALTH APPRECIATION STRATEGY | 31

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional clients. In this regard, the Adviser noted, among other things, that, compared to institutional accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was lower than the medians and that the Adviser had agreed to reimburse the Fund for the fees and expenses of any AB Funds in which it invests. The expense ratio of the Fund reflected this reimbursement. The directors also reviewed information about the amount of such reimbursement. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

32 | AB TAX-MANAGED WEALTH APPRECIATION STRATEGY	abfunds.com

Economies of Scale

The directors noted that the advisory fee schedules for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

abfunds.com	AB TAX-MANAGED WEALTH APPRECIATION STRATEGY | 33

NOTES

34 | AB TAX-MANAGED WEALTH APPRECIATION STRATEGY	abfunds.com

NOTES

abfunds.com	AB TAX-MANAGED WEALTH APPRECIATION STRATEGY | 35

NOTES

36 | AB TAX-MANAGED WEALTH APPRECIATION STRATEGY	abfunds.com

AB TAX-MANAGED WEALTH APPRECIATION STRATEGY

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

TWA-0151-0824

AUG 08.31.24

ANNUAL REPORT

AB WEALTH APPRECIATION STRATEGY

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

August 31, 2024

Company	Shares	U.S. $ Value

COMMON STOCKS – 58.2%
Information Technology – 17.4%
Electronic Equipment, Instruments & Components – 0.3%
CDW Corp./DE	17,937	$4,047,305

Semiconductors & Semiconductor Equipment – 7.0%
Broadcom, Inc.	94,864	15,445,757
KLA Corp.	8,028	6,578,384
NVIDIA Corp.	403,064	48,113,750
NXP Semiconductors NV	40,618	10,412,830
QUALCOMM, Inc.	22,796	3,996,139
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	15,519	2,664,612

		87,211,472

Software – 7.1%
Adobe, Inc.(a)	16,436	9,441,003
Gen Digital, Inc.	136,762	3,618,722
Microsoft Corp.	139,599	58,232,327
Oracle Corp.	102,042	14,417,514
ServiceNow, Inc.(a)	4,077	3,485,835

		89,195,401

Technology Hardware, Storage & Peripherals – 3.0%
Apple, Inc.	151,031	34,586,099
Western Digital Corp.(a)	44,515	2,919,739

		37,505,838

		217,960,016

Health Care – 9.3%
Biotechnology – 1.3%
Regeneron Pharmaceuticals, Inc.(a)	5,255	6,225,546
Vertex Pharmaceuticals, Inc.(a)	20,733	10,281,287

		16,506,833

Health Care Equipment & Supplies – 1.1%
Edwards Lifesciences Corp.(a)	58,919	4,121,973
Medtronic PLC	110,665	9,802,706

		13,924,679

Health Care Providers & Services – 3.2%
Elevance Health, Inc.	18,066	10,060,775
HCA Healthcare, Inc.	18,020	7,128,532
UnitedHealth Group, Inc.	38,972	23,001,274

		40,190,581

Life Sciences Tools & Services – 2.3%
Illumina, Inc.(a)	22,848	3,002,227

abfunds.com	AB WEALTH APPRECIATION STRATEGY | 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

IQVIA Holdings, Inc.(a)	45,059	$11,334,591
Thermo Fisher Scientific, Inc.	11,451	7,043,167
Waters Corp.(a)	19,893	6,889,941

		28,269,926

Pharmaceuticals – 1.4%
Merck & Co., Inc.	58,003	6,870,455
Roche Holding AG (Sponsored ADR)(b)	135,838	5,750,023
Zoetis, Inc.	29,537	5,419,744

		18,040,222

		116,932,241

Financials – 7.3%
Banks – 1.7%
Bank of America Corp.	224,894	9,164,430
Wells Fargo & Co.	195,925	11,455,735

		20,620,165

Capital Markets – 1.7%
Charles Schwab Corp. (The)	147,386	9,594,829
Goldman Sachs Group, Inc. (The)	23,886	12,187,831

		21,782,660

Financial Services – 2.3%
PayPal Holdings, Inc.(a)	48,174	3,489,243
Visa, Inc. – Class A	90,485	25,007,339

		28,496,582

Insurance – 1.6%
Progressive Corp. (The)	61,518	15,514,840
Willis Towers Watson PLC	16,144	4,715,824

		20,230,664

		91,130,071

Communication Services – 6.6%
Diversified Telecommunication Services – 0.5%
Comcast Corp. – Class A	173,528	6,866,503

Entertainment – 0.6%
Walt Disney Co. (The)	80,233	7,251,458

Interactive Media & Services – 4.8%
Alphabet, Inc. – Class C	212,186	35,034,031
Meta Platforms, Inc. – Class A	47,610	24,819,569

		59,853,600

Wireless Telecommunication Services – 0.7%
T-Mobile US, Inc.	44,653	8,873,444

		82,845,005

2 | AB WEALTH APPRECIATION STRATEGY	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Consumer Discretionary – 4.4%
Broadline Retail – 2.2%
Amazon.com, Inc.(a)	155,965	$27,839,752

Hotels, Restaurants & Leisure – 0.6%
Hyatt Hotels Corp. – Class A(b)	18,250	2,772,540
Restaurant Brands International, Inc.(b)	55,002	3,821,539

		6,594,079

Specialty Retail – 1.2%
AutoZone, Inc.(a)	1,671	5,316,253
Home Depot, Inc. (The)	26,953	9,932,181

		15,248,434

Textiles, Apparel & Luxury Goods – 0.4%
NIKE, Inc. – Class B	63,674	5,305,318

		54,987,583

Industrials – 4.0%
Building Products – 0.5%
Otis Worldwide Corp.	67,483	6,389,965

Construction & Engineering – 0.2%
MasTec, Inc.(a)	17,174	1,942,894

Electrical Equipment – 1.3%
Eaton Corp. PLC	36,602	11,234,252
GE Vernova, Inc.(a)	27,822	5,592,222

		16,826,474

Ground Transportation – 0.8%
CSX Corp.	273,910	9,386,896

Industrial Conglomerates – 0.3%
Honeywell International, Inc.	20,357	4,232,424

Machinery – 0.7%
PACCAR, Inc.	60,090	5,779,456
Pentair PLC	30,232	2,681,276

		8,460,732

Professional Services – 0.2%
Booz Allen Hamilton Holding Corp.	16,197	2,571,760

		49,811,145

Consumer Staples – 3.4%
Beverages – 1.1%
Coca-Cola Co. (The)	113,995	8,261,218
Constellation Brands, Inc. – Class A	23,231	5,591,934

		13,853,152

abfunds.com	AB WEALTH APPRECIATION STRATEGY | 3

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Consumer Staples Distribution & Retail – 1.8%
Costco Wholesale Corp.	6,506	$5,805,824
Walmart, Inc.	215,269	16,625,225

		22,431,049

Household Products – 0.5%
Procter & Gamble Co. (The)	38,946	6,680,797

		42,964,998

Energy – 1.9%
Energy Equipment & Services – 0.6%
Baker Hughes Co.	223,764	7,869,780

Oil, Gas & Consumable Fuels – 1.3%
Cameco Corp.	90,142	3,681,399
Chevron Corp.	31,414	4,647,701
EOG Resources, Inc.	56,455	7,272,533

		15,601,633

		23,471,413

Materials – 1.7%
Chemicals – 1.7%
Corteva, Inc.	129,437	7,416,740
Linde PLC	15,792	7,552,524
LyondellBasell Industries NV – Class A	66,284	6,542,231

		21,511,495

Utilities – 1.1%
Electric Utilities – 1.1%
American Electric Power Co., Inc.	58,372	5,853,544
NextEra Energy, Inc.	99,686	8,025,720

		13,879,264

Real Estate – 1.1%
Industrial REITs – 0.7%
Prologis, Inc.	66,225	8,464,879

Specialized REITs – 0.4%
American Tower Corp.	21,543	4,826,925

		13,291,804

Total Common Stocks (cost $380,088,598)		728,785,035

INVESTMENT COMPANIES – 41.4%
Funds and Investment Trusts – 41.4%(c)(d)
AB Discovery Growth Fund, Inc. – Class Z	2,303,985	29,053,248
AB Trust – AB Discovery Value Fund – Class Z	1,797,306	41,787,376
Bernstein Fund, Inc. – International Small Cap Portfolio – Class Z	4,785,147	60,771,365

4 | AB WEALTH APPRECIATION STRATEGY	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Bernstein Fund, Inc. – International Strategic Equities Portfolio – Class Z	23,993,185	$325,827,447
Bernstein Fund, Inc. – Small Cap Core Portfolio – Class Z	2,082,796	28,763,414
Sanford C Bernstein Fund, Inc. – Emerging Markets Portfolio – Class Z	1,144,371	32,168,280

Total Investment Companies (cost $456,388,829)		518,371,130

SHORT-TERM INVESTMENTS – 0.2%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 5.16%(c)(d)(e) (cost $1,907,135)	1,907,135	1,907,135

Total Investments Before Security Lending Collateral for Securities Loaned – 99.8% (cost $838,384,562)		1,249,063,300

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.3%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 5.16%(c)(d)(e) (cost $3,446,118)	3,446,118	3,446,118

Total Investments – 100.1% (cost $841,830,680)		1,252,509,418
Other assets less liabilities – (0.1)%		(685,053)

Net Assets – 100.0%		$1,251,824,365

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(d)	Affiliated investments.

(e)	The rate shown represents the 7-day yield as of period end.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

See notes to financial statements.

abfunds.com	AB WEALTH APPRECIATION STRATEGY | 5

STATEMENT OF ASSETS & LIABILITIES

August 31, 2024

Assets
Investments in securities, at value
Unaffiliated issuers (cost $380,088,598)	$728,785,035	(a)
Affiliated issuers (cost $461,742,082—including investment of cash collateral for securities loaned of $3,446,118)	523,724,383
Foreign currencies, at value (cost $2,030,404)	2,175,435
Receivable for investment securities sold	1,265,675
Unaffiliated dividends and interest receivable	1,143,500
Receivable due from Adviser	315,909
Receivable for shares of beneficial interest sold	167,462
Affiliated dividends receivable	17,426

Total assets	1,257,594,825

Liabilities
Payable for collateral received on securities loaned	3,446,118
Payable for shares of beneficial interest redeemed	1,104,564
Advisory fee payable	670,703
Distribution fee payable	78,176
Administrative fee payable	34,128
Transfer Agent fee payable	19,383
Trustees’ fees payable	9,293
Accrued expenses	408,095

Total liabilities	5,770,460

Net Assets	$1,251,824,365

Composition of Net Assets
Shares of beneficial interest, at par	$573
Additional paid-in capital	805,640,923
Distributable earnings	446,182,869

Net Assets	$1,251,824,365

Net Asset Value Per Share—unlimited shares authorized, $.00001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$365,971,631	16,722,088	$21.89	*

C	$3,308,804	149,070	$22.20

Advisor	$882,543,930	40,443,962	$21.82

(a)	Includes securities on loan with a value of $5,177,289 (see Note E).

*	The maximum offering price per share for Class A shares was $22.86 which reflects a sales charge of 4.25%.

See notes to financial statements.

6 | AB WEALTH APPRECIATION STRATEGY	abfunds.com

STATEMENT OF OPERATIONS

Year Ended August 31, 2024

Investment Income
Dividends
Affiliated issuers	$12,751,275
Unaffiliated issuers	8,900,075
Interest	28,858
Securities lending income	27,342
Other income	2,631	$21,710,181

Expenses
Advisory fee (see Note B)	7,615,519
Distribution fee—Class A	857,333
Distribution fee—Class C	32,194
Distribution fee—Class R	7,060
Distribution fee—Class K	10,844
Transfer agency—Class A	144,081
Transfer agency—Class C	1,745
Transfer agency—Advisor Class	344,479
Transfer agency—Class R	3,638
Transfer agency—Class K	8,675
Custody and accounting	86,878
Registration fees	86,589
Administrative	82,068
Audit and tax	66,543
Printing	53,356
Legal	50,313
Trustees’ fees	35,133
Miscellaneous	64,273

Total expenses	9,550,721
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(3,669,092)

Net expenses		5,881,629

Net investment income		15,828,552

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Affiliated Underlying Portfolios		(3,925,914)
Investment transactions		42,641,235
Foreign currency transactions		(303)
Net realized gain distributions from Affiliated Underlying Portfolios		3,956,725
Net change in unrealized appreciation (depreciation) of:
Affiliated Underlying Portfolios		87,408,734
Investments		123,034,967
Foreign currency denominated assets and liabilities		46,651

Net gain on investment and foreign currency transactions		253,162,095

Net Increase in Net Assets from Operations		$268,990,647

See notes to financial statements.

abfunds.com	AB WEALTH APPRECIATION STRATEGY | 7

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended August 31, 2024	Year Ended August 31, 2023
Increase in Net Assets from Operations
Net investment income	$15,828,552	$18,623,314
Net realized gain on investment and foreign currency transactions	38,715,018	10,903,491
Net realized gain distributions from Affiliated Underlying Portfolios	3,956,725	3,868,761
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	210,490,352	95,119,646

Net increase in net assets from operations	268,990,647	128,515,212
Distributions to Shareholders
Class A	(7,529,257)	(21,767,117)
Class C	(41,264)	(257,785)
Advisor Class	(20,064,680)	(53,772,416)
Class R	(38,405)	(129,200)
Class K	(135,322)	(354,979)
Transactions in Shares of Beneficial Interest
Net decrease	(123,792,908)	(1,858,623)

Total increase	117,388,811	50,375,092
Net Assets
Beginning of period	1,134,435,554	1,084,060,462

End of period	$1,251,824,365	$1,134,435,554

See notes to financial statements.

8 | AB WEALTH APPRECIATION STRATEGY	abfunds.com

NOTES TO FINANCIAL STATEMENTS

August 31, 2024

NOTE A

Significant Accounting Policies

The AB Portfolios (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open end management investment company. The Company, which is a Massachusetts Business Trust, operates as a series company currently comprised of five series. Each series is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Wealth Appreciation Strategy (the “Fund”). The Fund offers Class A, Class C and Advisor Class shares. Class I, Class R, Class K, Class T and Class Z shares have been authorized but currently are not offered. Effective May 20, 2024, Class R and Class K were liquidated. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All eight classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the of the Company’s Board of Trustees (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

abfunds.com	AB WEALTH APPRECIATION STRATEGY | 9

NOTES TO FINANCIAL STATEMENTS (continued)

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by

10 | AB WEALTH APPRECIATION STRATEGY	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate

abfunds.com	AB WEALTH APPRECIATION STRATEGY | 11

NOTES TO FINANCIAL STATEMENTS (continued)

based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2024:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$728,785,035		$	– 0	–	$	– 0	–	$728,785,035
Investment Companies	518,371,130			– 0	–		– 0	–	518,371,130
Short-Term Investments	1,907,135			– 0	–		– 0	–	1,907,135
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	3,446,118			– 0	–		– 0	–	3,446,118

Total Investments in Securities	1,252,509,418			– 0	–		– 0	–	1,252,509,418
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total	$1,252,509,418		$	– 0	–	$	– 0	–	$1,252,509,418

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and

12 | AB WEALTH APPRECIATION STRATEGY	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each series or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

abfunds.com	AB WEALTH APPRECIATION STRATEGY | 13

NOTES TO FINANCIAL STATEMENTS (continued)

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement (the “Advisory Agreement”), the Fund pays the Adviser an advisory fee at an annual rate of .65% of the first $2.5 billion, .55% of the next $2.5 billion and .50% in excess of $5 billion of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the year ended August 31, 2024, the reimbursement for such services amounted to $82,068.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $226,499 for the year ended August 31, 2024.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $3,100 from the sale of Class A shares and received $1,199 and $204 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the year ended August 31, 2024.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and

14 | AB WEALTH APPRECIATION STRATEGY	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the year ended August 31, 2024, such waiver amounted to $2,498.

In connection with the Fund’s investments in other AB mutual funds, the Adviser has contractually agreed to waive fees and/or reimburse the expenses payable to the Adviser by the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fees of AB mutual funds, as paid by the Fund as an acquired fund fee and expense. These fee waivers and/or expense reimbursements will remain in effect until December 31, 2024. For the year ended August 31, 2024, such waivers and/or reimbursements amounted to $3,662,118.

A summary of the Fund’s transactions in AB mutual funds for the year ended August 31, 2024 is as follows:

											Distributions
Fund	Market Value 8/31/23 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)			Change in Unrealized Appr./ (Depr.) (000)			Market Value 8/31/24 (000)	Dividend Income (000)		Realized Gains (000)
Government Money Market Portfolio	$791	$82,077	$80,961	$	– 0	–	$	– 0	–	$1,907	$92		$	– 0	–
AB Discovery Growth Fund, Inc.	28,007	310	3,754		(1,195)			5,685		29,053	– 0	–		– 0	–
AB Trust—AB Discovery Value Fund	38,814	2,404	3,504		(500)			4,573		41,787	395			2,010
Bernstein Fund, Inc.:
International Small Cap Portfolio	61,052	10,794	19,665		(1,255)			9,845		60,771	1,800			– 0	–
International Strategic Equities Portfolio	307,412	15,227	56,916		(1,076)			61,180		325,827	9,743			– 0	–
Small Cap Core Portfolio	25,165	3,474	2,293		100			2,318		28,764	184			1,947

abfunds.com	AB WEALTH APPRECIATION STRATEGY | 15

NOTES TO FINANCIAL STATEMENTS (continued)

												Distributions
Fund	Market Value 8/31/23 (000)	Purchases at Cost (000)	Sales Proceeds (000)			Realized Gain (Loss) (000)			Change in Unrealized Appr./ (Depr.) (000)		Market Value 8/31/24 (000)	Dividend Income (000)	Realized Gains (000)
Sanford C. Bernstein Fund, Inc.—Emerging Markets Portfolio	$27,824	$537	$	– 0	–	$	– 0	–	$3,808		$32,169	$537	$	– 0	–
Government Money Market Portfolio*	4,272	86,069		86,895			– 0	–	– 0	–	3,446	11		– 0	–

Total							$(3,926)		$87,409		$523,724	$12,762		$3,957

*	Investments of cash collateral for securities lending transactions (see Note E).

NOTE C

Distribution Plan

The Fund has adopted a Plan for each class of shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .50% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. Payments under the Plan in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Fund is not obligated under the Plan to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Fund’s shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” plan.

In the event that the Plan is terminated or not continued, no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Distributor with respect to the relevant class. The Plan also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

16 | AB WEALTH APPRECIATION STRATEGY	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended August 31, 2024 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$136,554,120		$269,199,295
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost	$850,306,881

Gross unrealized appreciation	$416,590,018
Gross unrealized depreciation	(14,387,481)

Net unrealized appreciation	$402,202,537

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivatives transactions for the year ended August 31, 2024.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

abfunds.com	AB WEALTH APPRECIATION STRATEGY | 17

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and Government Money Market Portfolio are reflected in the statement of operations. When the Fund earns net securities lending income from Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned

18 | AB WEALTH APPRECIATION STRATEGY	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

A summary of the Fund’s transactions surrounding securities lending for the year ended August 31, 2024 is as follows:

Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	Government Money Market Portfolio
				Income Earned	Advisory Fee Waived
$5,177,289	$3,446,118	$1,789,272	$16,374	$10,968	$4,476

*	As of August 31, 2024.

NOTE F

Shares of Beneficial Interest

Transactions in shares of beneficial interest for each class were as follows:

	Shares		Amount
	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2024	Year Ended August 31, 2023

Class A
Shares sold	221,341	254,799	$4,325,947	$4,322,204

Shares issued in reinvestment of dividends and distributions	391,481	1,263,868	7,003,593	20,398,833

Shares converted from Class C	57,401	72,309	1,088,459	1,199,083

Shares redeemed	(2,304,648)	(1,861,132)	(44,953,464)	(31,509,755)

Net decrease	(1,634,425)	(270,156)	$(32,535,465)	$(5,589,635)

Class C
Shares sold	23,146	19,476	$485,628	$339,011

Shares issued in reinvestment of dividends and distributions	2,205	15,257	40,219	250,513

Shares converted to Class A	(56,595)	(71,547)	(1,088,459)	(1,199,083)

Shares redeemed	(20,263)	(62,482)	(395,434)	(1,083,372)

Net decrease	(51,507)	(99,296)	$(958,046)	$(1,692,931)

abfunds.com	AB WEALTH APPRECIATION STRATEGY | 19

NOTES TO FINANCIAL STATEMENTS (continued)

	Shares		Amount
	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2024	Year Ended August 31, 2023

Advisor Class
Shares sold	2,898,644	4,073,881	$56,097,128	$68,222,660

Shares issued in reinvestment of dividends and distributions	1,051,789	3,115,425	18,721,847	50,064,876

Shares redeemed	(8,143,709)	(6,730,919)	(155,955,684)	(113,206,539)

Net increase (decrease)	(4,193,276)	458,387	$(81,136,709)	$5,080,997

Class R
Shares sold	9,099	21,549	$176,757	$368,407

Shares issued in reinvestment of dividends and distributions	2,159	8,040	38,405	129,198

Shares redeemed	(126,614)	(27,673)	(2,571,682)	(460,641)

Net increase (decrease)	(115,356)	1,916	$(2,356,520)	$36,964

Class K
Shares sold	17,279	27,976	$327,359	$475,996

Shares issued in reinvestment of dividends and distributions	7,619	22,144	135,320	354,974

Shares redeemed	(355,570)	(32,133)	(7,268,847)	(524,988)

Net increase (decrease)	(330,672)	17,987	$(6,806,168)	$305,982

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

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NOTES TO FINANCIAL STATEMENTS (continued)

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Emerging-Market Risk—Investments in emerging-market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small- and mid-capitalization companies may have additional risks because these companies have limited product lines, markets, or financial resources.

Investment in Other Investment Companies Risk—As with other investments, investments in other investment companies are subject to market and selection risk. In addition, shareholders of the Fund bear both their proportionate share of expenses in the Fund (including management fees) and, indirectly, the expenses of the investment companies in which the Fund invests (to the extent these expenses are not waived or reimbursed by the Adviser).

Sector Risk—The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

LIBOR Replacement Risk—The Fund may be exposed to debt securities, derivatives or other financial instruments that recently transitioned from the London Interbank Offered Rate (“LIBOR”) as a benchmark or reference rate for various interest rate calculations. The use of LIBOR was phased out in June 2023 and transitioned to the Secured Overnight Financing Rate (“SOFR”). SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market. There can be no assurance that instruments linked to SOFR will have the same volume or liquidity as did the market for LIBOR-linked financial instruments prior to LIBOR’s discontinuance or unavailability.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification

abfunds.com	AB WEALTH APPRECIATION STRATEGY | 21

NOTES TO FINANCIAL STATEMENTS (continued)

provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended August 31, 2024.

NOTE I

Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended August 31, 2024 and August 31, 2023 were as follows:

	2024	2023
Distributions paid from:
Ordinary income	$14,138,189	$16,048,640
Net long-term capital gains	13,670,739	60,232,857

Total taxable distributions	$27,808,928	$76,281,497

As of August 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$798,397
Undistributed capital gains	43,036,904
Unrealized appreciation (depreciation)	402,347,568	(a)

Total accumulated earnings (deficit)	$446,182,869

(a)	The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as

22 | AB WEALTH APPRECIATION STRATEGY	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

either short-term or long-term capital losses. As of August 31, 2024, the Fund did not have any capital loss carryforwards.

During the current fiscal year, permanent differences primarily due to the utilization of earnings and profits distributed to shareholders on redemption of shares resulted in a net decrease in distributable earnings and a net increase in additional paid-in capital. These reclassifications had no effect on net assets.

NOTE J

Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

NOTE K

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

abfunds.com	AB WEALTH APPRECIATION STRATEGY | 23

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class A
Year Ended August 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 17.86	$ 17.09	$ 22.18	$ 17.50	$ 16.11

Income From Investment Operations

Net investment income(a)(b)	.23	.26	.29	.11	.19

Net realized and unrealized gain (loss) on investment transactions	4.22	1.71	(3.57)	5.10	1.86

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	4.45	1.97	(3.28)	5.21	2.05

Less: Dividends and Distributions

Dividends from net investment income	(.20)	(.23)	(.26)	(.22)	(.20)

Distributions from net realized gain on investment transactions	(.22)	(.97)	(1.55)	(.31)	(.46)

Total dividends and distributions	(.42)	(1.20)	(1.81)	(.53)	(.66)

Net asset value, end of period	$ 21.89	$ 17.86	$ 17.09	$ 22.18	$ 17.50

Total Return

Total investment return based on net asset value(d)	25.46%	12.22%	(16.10)%	30.41%	12.85%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$365,971	$327,880	$318,353	$425,623	$355,496

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	.67%	.68%	.65%	.64%	.64%

Expenses, before waivers/reimbursements(e)‡	.99%	1.00%	.98%	.99%	1.01%

Net investment income(b)	1.17%	1.55%	1.46%	.55%	1.20%

Portfolio turnover rate	12%	13%	20%	15%	18%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.33%	.35%	.36%	.38%	.40%

See footnote summary on page 27.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class C
Year Ended August 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 18.07	$ 17.23	$ 22.24	$ 17.52	$ 16.10

Income From Investment Operations

Net investment income (loss)(a)(b)	.09	.14	.14	(.02)	.08

Net realized and unrealized gain (loss) on investment transactions	4.28	1.72	(3.60)	5.10	1.84

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	4.37	1.86	(3.46)	5.08	1.92

Less: Dividends and Distributions

Dividends from net investment income	(.02)	(.05)	– 0	–	(.05)	(.04)

Distributions from net realized gain on investment transactions	(.22)	(.97)	(1.55)	(.31)	(.46)

Total dividends and distributions	(.24)	(1.02)	(1.55)	(.36)	(.50)

Net asset value, end of period	$ 22.20	$ 18.07	$ 17.23	$ 22.24	$ 17.52

Total Return

Total investment return based on net asset value(d)	24.48%	11.35%	(16.70)%	29.39%	11.98%
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,309	$3,624	$5,166	$8,023	$16,621

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	1.44%	1.44%	1.41%	1.39%	1.39%

Expenses, before waivers/reimbursements(e)‡	1.75%	1.76%	1.74%	1.75%	1.76%

Net investment income (loss)(b)	.44%	.85%	.72%	(.10)%	.50%

Portfolio turnover rate	12%	13%	20%	15%	18%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.33%	.35%	.36%	.38%	.40%

See footnote summary on page 27.

abfunds.com	AB WEALTH APPRECIATION STRATEGY | 25

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Advisor Class
Year Ended August 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 17.81	$ 17.05	$ 22.13	$ 17.46	$ 16.08

Income From Investment Operations

Net investment income(a)(b)	.28	.30	.33	.16	.23

Net realized and unrealized gain (loss) on investment transactions	4.20	1.70	(3.55)	5.08	1.85

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	4.48	2.00	(3.22)	5.24	2.08

Less: Dividends and Distributions

Dividends from net investment income	(.25)	(.27)	(.31)	(.26)	(.24)

Distributions from net realized gain on investment transactions	(.22)	(.97)	(1.55)	(.31)	(.46)

Total dividends and distributions	(.47)	(1.24)	(1.86)	(.57)	(.70)

Net asset value, end of period	$ 21.82	$ 17.81	$ 17.05	$ 22.13	$ 17.46

Total Return

Total investment return based on net asset value(d)	25.74%	12.50%	(15.87)%	30.73%	13.08%
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$882,544	$795,038	$753,314	$967,876	$864,334

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	.42%	.43%	.40%	.39%	.39%

Expenses, before waivers/reimbursements(e)‡	.74%	.75%	.73%	.74%	.76%

Net investment income(b)	1.43%	1.79%	1.69%	.81%	1.44%

Portfolio turnover rate	12%	13%	20%	15%	18%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.33%	.35%	.36%	.38%	.40%
See footnote summary on page 27.

26 | AB WEALTH APPRECIATION STRATEGY	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the years ended August 31, 2024, August 31, 2023, August 31, 2022, August 31, 2021 and August 31, 2020, such waiver amounted to .31%, .32%, .34%, .35% and .37%, respectively.

See notes to financial statements.

abfunds.com	AB WEALTH APPRECIATION STRATEGY | 27

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of

AB Wealth Appreciation Strategy

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of AB Wealth Appreciation Strategy (the “Fund”) (one of the series constituting The AB Portfolios) (the “Company”), including the portfolio of investments, as of August 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting The AB Portfolios) at August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and

28 | AB WEALTH APPRECIATION STRATEGY	abfunds.com

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

October 28, 2024

abfunds.com	AB WEALTH APPRECIATION STRATEGY | 29

2024 FEDERAL TAX INFORMATION

(unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during the taxable year ended August 31, 2024. For individual shareholders, the Fund designates 50.28% of dividends paid as qualified dividend income. For corporate shareholders, 41.37% of dividends paid qualify for the dividends received deduction. The Fund designates $13,670,739 of dividends paid as long-term capital gain dividends.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2025.

30 | AB WEALTH APPRECIATION STRATEGY	abfunds.com

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested trustees (the “directors”) of The AB Portfolios (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Wealth Appreciation Strategy (the “Fund”) at a meeting held by video conference on May 7-9, 2024 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the underlying funds advised by the Adviser in which the Fund invests.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business

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judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2022 and 2023 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution

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expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the underlying funds advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 29, 2024 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was lower than the median.

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The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional clients. In this regard, the Adviser noted, among other things, that, compared to institutional accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to the Fund and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was lower than the medians and that the Adviser had agreed to reimburse the Fund for the fees and expenses of any AB Funds in which it invests. The expense ratio of the Fund reflected this reimbursement. The directors also reviewed information about the amount of such reimbursement. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

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Economies of Scale

The directors noted that the advisory fee schedules for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

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NOTES

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AB WEALTH APPRECIATION STRATEGY

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

WA-0151_0824

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no disagreements with accountants during the reporting period.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

AB Tax-Managed Wealth Appreciation Strategy

At a Special Meeting held on July 18, 2024, shareholders of AB Tax-Managed Wealth Appreciation Strategy (the “Fund”), a series of The AB Portfolios, elected Directors in connection with the establishment of a single, unitary board (“Unitary Board”) responsible for overseeing mutual funds, exchange-traded funds and certain closed-end investment companies sponsored and advised by the Adviser. In connection with the establishment of the Unitary Board, Ms. Jacklyn and Messrs. Downey and Turner will retire as Directors effective December 31, 2024, and Mr. Erzan will resign as a Director effective December 31, 2024, but will continue to serve as President and Chief Executive Officer of the AB Funds. Shareholders of the Fund elected four individuals to serve as Directors effective January 1, 2025 (the “Directors-Elect”), who will serve on the Unitary Board with current Directors Mses. Loeb and McMullen and Messrs. Bermudez and Moody. The number of votes cast for, against and withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office is included below.

Director:	Voted For	Withheld Authority	Abstained	Broker Non-Votes
Jorge A. Bermudez	67,297,101.398	2,545,582.944	0	N/A
Alexander Chaloff	67,430,634.054	2,412,050.288	0	N/A
R. Jay Gerken	67,330,406.034	2,512,278.308	0	N/A
Jeffrey R. Holland	67,505,929.816	2,336,754.526	0	N/A
Jeanette W. Loeb	67,278,419.188	2,564,265.154	0	N/A
Carol C. McMullen	67,651,915.907	2,190,768.435	0	N/A
Garry L. Moody	67,205,167.773	2,637,516.569	0	N/A
Emilie D. Wrapp	67,348,024.378	2,494,659.964	0	N/A

AB Wealth Appreciation Strategy

At a Special Meeting held on July 18, 2024, shareholders of AB Wealth Appreciation Strategy (the “Fund”), a series of The AB Portfolios, elected Directors in connection with the establishment of a single, unitary board (“Unitary Board”) responsible for overseeing mutual funds, exchange-traded funds and certain closed-end investment companies sponsored and advised by the Adviser. In connection with the establishment of the Unitary Board, Ms. Jacklyn and Messrs. Downey and Turner will retire as Directors effective December 31, 2024, and Mr. Erzan will resign as a Director effective December 31, 2024, but will continue to serve as President and Chief Executive Officer of the AB Funds. Shareholders of the Fund elected four individuals to serve as Directors effective January 1, 2025 (the “Directors-Elect”), who will serve on the Unitary Board with current Directors Mses. Loeb and McMullen and Messrs. Bermudez and Moody. The number of votes cast for, against and withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office is included below.

Director:	Voted For	Withheld Authority	Abstained	Broker Non-Votes
Jorge A. Bermudez	67,297,101.398	2,545,582.944	0	N/A
Alexander Chaloff	67,430,634.054	2,412,050.288	0	N/A
R. Jay Gerken	67,330,406.034	2,512,278.308	0	N/A
Jeffrey R. Holland	67,505,929.816	2,336,754.526	0	N/A
Jeanette W. Loeb	67,278,419.188	2,564,265.154	0	N/A
Carol C. McMullen	67,651,915.907	2,190,768.435	0	N/A
Garry L. Moody	67,205,167.773	2,637,516.569	0	N/A
Emilie D. Wrapp	67,348,024.378	2,494,659.964	0	N/A

AB All Market Total Return Portfolio

At a Special Meeting held on July 18, 2024, shareholders of AB All Market Total Return Portfolio (the “Fund”), a series of The AB Portfolios, elected Directors in connection with the establishment of a single, unitary board (“Unitary Board”) responsible for overseeing mutual funds, exchange-traded funds and certain closed-end investment companies sponsored and advised by the Adviser. In connection with the establishment of the Unitary Board, Ms. Jacklyn and Messrs. Downey and Turner will retire as Directors effective December 31, 2024, and Mr. Erzan will resign as a Director effective December 31, 2024, but will continue to serve as President and Chief Executive Officer of the AB Funds. Shareholders of the Fund elected four individuals to serve as Directors effective January 1, 2025 (the “Directors-Elect”), who will serve on the Unitary Board with current Directors Mses. Loeb and McMullen and Messrs. Bermudez and Moody. The number of votes cast for, against and withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office is included below.

Director:	Voted For	Withheld Authority	Abstained	Broker Non-Votes
Jorge A. Bermudez	67,297,101.398	2,545,582.944	0	N/A
Alexander Chaloff	67,430,634.054	2,412,050.288	0	N/A
R. Jay Gerken	67,330,406.034	2,512,278.308	0	N/A
Jeffrey R. Holland	67,505,929.816	2,336,754.526	0	N/A
Jeanette W. Loeb	67,278,419.188	2,564,265.154	0	N/A
Carol C. McMullen	67,651,915.907	2,190,768.435	0	N/A
Garry L. Moody	67,205,167.773	2,637,516.569	0	N/A
Emilie D. Wrapp	67,348,024.378	2,494,659.964	0	N/A

AB Sustainable Thematic Balanced Portfolio

At a Special Meeting held on July 18, 2024, shareholders of AB Sustainable Thematic Balanced Portfolio (the “Fund”), a series of The AB Portfolios, elected Directors in connection with the establishment of a single, unitary board (“Unitary Board”) responsible for overseeing mutual funds, exchange-traded funds and certain closed-end investment companies sponsored and advised by the Adviser. In connection with the establishment of the Unitary Board, Ms. Jacklyn and Messrs. Downey and Turner will retire as Directors effective December 31, 2024, and Mr. Erzan will resign as a Director effective December 31, 2024, but will continue to serve as President and Chief Executive Officer of the AB Funds. Shareholders of the Fund elected four individuals to serve as Directors effective January 1, 2025 (the “Directors-Elect”), who will serve on the Unitary Board with current Directors Mses. Loeb and McMullen and Messrs. Bermudez and Moody. The number of votes cast for, against and withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office is included below.

Director:	Voted For	Withheld Authority	Abstained	Broker Non-Votes
Jorge A. Bermudez	67,297,101.398	2,545,582.944	0	N/A
Alexander Chaloff	67,430,634.054	2,412,050.288	0	N/A
R. Jay Gerken	67,330,406.034	2,512,278.308	0	N/A
Jeffrey R. Holland	67,505,929.816	2,336,754.526	0	N/A
Jeanette W. Loeb	67,278,419.188	2,564,265.154	0	N/A
Carol C. McMullen	67,651,915.907	2,190,768.435	0	N/A
Garry L. Moody	67,205,167.773	2,637,516.569	0	N/A
Emilie D. Wrapp	67,348,024.378	2,494,659.964	0	N/A

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Aggregate remuneration paid to all Directors and advisory board members are included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Statement regarding basis for Approval of Investment Advisory Contract included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY OF AND AFFILIDATED PURCHASERS.

Not applicable to the registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the registrant

ITEM 19. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

19(a)(1)	Code of Ethics that is subject to the disclosure of Item 2 hereof

19(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AB Portfolios

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	October 30, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	October 30, 2024

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date:	October 30, 2024